Registration No. 2-92146
---------------------------------------------------------------


               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                            FORM N-4

    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.
     Post-Effective Amendment No.      19         X
                                     -----     -------
     and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No.   18               X
                    ----             ---

                        CARILLON ACCOUNT
                   (Exact Name of Registrant)

             The Union Central Life Insurance Company
                        (Name of Depositor)

            1876 Waycross Road, Cincinnati, Ohio 45240
        (Address of Depositor's Principal Executive Offices)

                         (513) 595-2600
                 (Depositor's Telephone Number)

Theresa M. Brunsman, Esq.                 Copy to:
The Union Central Life Insurance Company  Jones & Blouch L.L.P.
P.O. Box 40888                            Suite 405 West
Cincinnati, Ohio 45240                    1025 Thomas Jefferson St., N.W.
(Name and Address of Agent for Service)   Washington, D.C. 20007

                  ----------------------------

It is proposed that this filing will become effective (check appropriate box)

( )immediately upon filing pursuant to paragraph (b) of Rule 485
(X)on May 1, 2000 pursuant to paragraph (b) of Rule 485
( )60 days after filing pursuant to paragraph (a) of Rule 485
( )on (date) pursuant to paragraph (a) of Rule 485
                         ---------------

                        PART A


        INFORMATION REQUIRED IN A PROSPECTUS

Home Office:
1876 Waycross Road
P.O. Box 40888
Cincinnati, Ohio 45240
Telephone: 1-800-999-1840

                            PROSPECTUS

            Flexible Premium Deferred Variable Annuity
---------------------------------------------------------------

                        CARILLON ACCOUNT
                               of
           THE UNION CENTRAL LIFE INSURANCE COMPANY

This prospectus describes an annuity contract ("the Contract") offered by The Union Central Life Insurance Company ("we" or "us" or "Union Central"). The Contract is a flexible premium, combination fixed and variable annuity contract. The Contract is designed for use in connection with all types of retirement plans.

Your Contract's premiums may be allocated in whole or in part:

   - to our general account, and accumulate on a guaranteed, fixed basis, or

   - to the Carillon Account, one of our variable annuity separate accounts where accumulation values are NOT guaranteed and vary with the performance of one or or more underlying mutual funds.

Carillon Account is divided into twenty-three "Subaccounts," each of which invests in shares of a single investment portfolio ("Portfolio") of an underlying mutual fund ("Fund"). We will provide you with a prospectus for each Portfolio with this Prospectus. The available Portfolios consist of:

   - seven Portfolios of Summit Mutual Funds, Inc. Pinnacle
     Series ("Summit Fund")
   - three Portfolios of Scudder Variable Life Investment Fund
     ("Scudder Fund"),
   - five Portfolios of MFS Variable Insurance Trust ("MFS
     Fund"),
   - two Portfolios of American Century Variable Portfolios, Inc. ("American Century Fund"),
   - one Portfolio of Franklin Templeton Variable Insurance Products Trust ("Franklin Templeton Fund"),
   - two Portfolios of AIM Variable Insurance Funds, Inc.
     ("AIM Fund"),
   - two Portfolios of Oppenheimer Variable Account Fund
     ("Oppenheimer Fund"),
   - one Portfolio of Neuberger Berman Advisers Management Trust ("Neuberger Berman Fund").

Premiums that you allocate to Carillon Account will vary with the investment performance of the Portfolio(s) you select. Similarly, the amount of any variable annuity benefit payments will vary with the investment performance of the Portfolio(s) you select. This Prospectus generally describes only the variable portion of the Contract.

Additional information about Carillon Account and the variable portion of the Contracts has been filed with the Securities and Exchange Commission ("SEC") in the form of a Statement of Additional Information ("SAI"). The SAI is dated May 1, 2000, and is incorporated herein by reference. You may obtain the SAI without charge by writing us at the address given above or by calling the listed telephone number.

THE SEC HAS NOT APPROVED OR DISAPPROVED THE CONTRACTS.  NEITHER
THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS
TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.

Please Read This Prospectus Carefully and Retain It for Future
Reference.

          The date of this prospectus is May 1, 2000.

                       TABLE OF CONTENTS

DEFINITIONS....................................................4

SUMMARY .......................................................5
SUMMARY OF SEPARATE ACCOUNT EXPENSES...........................8
THE UNION CENTRAL LIFE INSURANCE COMPANY AND CARILLON ACCOUNT.11
The Union Central Life Insurance Company .....................11
Carillon Account .............................................11
The Funds ....................................................11
Additions, Deletions or Substitutions of Investments .........14

THE CONTRACT .................................................15
Purchasing a Contract.........................................15
Premiums......................................................15
Crediting of Accumulation Units...............................15
Value of Accumulation Units...................................16
Transfers.....................................................17
Special Transfers - Dollar Cost Averaging.....................18
Portfolio Rebalancing Plan....................................18
Interest Sweep................................................19
Surrenders....................................................19
Personal Income Plan..........................................20

CHARGES AND OTHER DEDUCTIONS..................................20
Administration Fees...........................................20
Mortality and Expense Risk Charge.............................21
Surrender Charge (Contingent Deferred Sales Charge)...........21
Premium Taxes.................................................23
Fund Expenses.................................................23

            BENEFITS UNDER THE CONTRACT...................................23
Death Benefits................................................23
Annuity Benefit Payments .....................................24

THE GUARANTEED ACCOUNT........................................26
General Description...........................................26
Guaranteed Account Accumulations..............................27
Fixed Annuity Benefit Payments................................27
Surrenders....................................................27
Transfers.....................................................28

GENERAL MATTERS...............................................28
Designation of Beneficiary....................................28
20-Day Right to Examine Contract..............................28
Contract Owner's Inquiry......................................28

            FEDERAL TAX MATTERS...........................................28
Introduction..................................................28
Tax Status of Contracts.......................................29
Qualified Plans...............................................30

TEXAS OPTIONAL RETIREMENT PROGRAM RESTRICTIONS................31

DISTRIBUTION OF THE CONTRACTS.................................31

VOTING RIGHTS.................................................31

PERFORMANCE DATA..............................................32

FINANCIAL STATEMENTS..........................................32

APPENDIX A - ACCUMULATION UNIT VALUES.........................33

APPENDIX B - IRA DISCLOSURE STATEMENT.........................35

              STATEMENT OF ADDITIONAL INFORMATION

                       TABLE OF CONTENTS



DISTRIBUTION OF CONTRACTS....................................B-2

DETERMINATION OF ANNUITY PAYMENTS............................B-2

PERFORMANCE DATA ADVERTISING.................................B-3

FEDERAL TAX MATTERS..........................................B-4

MISCELLANEOUS CONTRACT PROVISIONS............................B-6

CUSTODY OF CARILLON ACCOUNT'S ASSETS.........................B-7

EXPERTS......................................................B-7

FINANCIAL STATEMENTS OF CARILLON ACCOUNT AND OF UNION CENTRAL


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESMAN, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

                         DEFINITIONS

accumulation unit - A unit of measure used to calculate the value of your Variable Account during the Pay-in Period.

accumulation value - The sum of the values of your Contract's
Guaranteed Account and Variable Account.

Annuitant - A person whose life determines the duration of annuity benefit payments involving life contingencies.

annuity unit - A unit of measure used to calculate variable annuity benefit payments (during the Pay-out Period).

Beneficiary - The person you designate to receive the Contract's death benefit.

Carillon Account - One of our variable annuity separate accounts. Carillon Account currently is divided into twenty-three Subaccounts, each of which invests exclusively in one
Portfolio of a Fund.

Contract Date - The date we issue your Contract.

Contract Owner ("You") - During the Annuitant's lifetime and prior to the Maturity Date, the person designated as the owner in the Contract or as subsequently changed. During the Pay-out Period, the Annuitant is the Contract Owner. After the Annuitant's death, the beneficiary is the Contract Owner. If a Contract has been absolutely assigned, the assignee is the Contract Owner. A collateral assignee is not a Contract Owner.

Contract Year - A period of 12 consecutive months beginning on the Contract Date or any anniversary thereof.

Due Proof of Death - One of the following:

   - A certified copy of a death certificate;

   - A certified copy of a decree of a court of competent jurisdiction as to the finding of death;

   - A written statement by a medical doctor who attended the deceased; or

   - Any other proof satisfactory to us.

fixed annuity benefit payments - Annuity benefit payments that are fixed in amount throughout the Pay-out Period.

The Funds - Mutual funds, one or more investment portfolios of which are purchased by Carillon Account. Currently the eight Funds are: Summit Fund, Scudder Fund, MFS Fund, American Century Fund, Franklin Templeton Fund, AIM Fund, Oppenheimer Fund, and Neuberger Berman Fund.

Guaranteed Account - The portion (if any) of your Contract's accumulation value that is held in our general account and accumulates at a guaranteed rate of at least 4%.

Investment Options - The Guaranteed Account and the twenty-three
Subaccounts of Carillon Account.

Maturity Date - The date on which the Pay-out Period commences
(i.e., when you stop making premium payments to us and we start making annuity benefit payments to you).

Nonqualified Contracts - Contracts that do not qualify for special federal income tax treatment.

Pay-in Period - The period during which you may make payments to us and accumulate Contract values on a fixed or variable basis (referred to in the Contract as the "Accumulation Period"). The Pay-in Period commences on the Contract Date and lasts until the Maturity Date.

Pay-out Period - The period after the Maturity Date during which we make annuity benefit payments to you (referred to in the Contract as the "Annuity Period").

Portfolio - A separate investment portfolio of one of the Funds.

Qualified Contracts - Contracts issued in connection with plans that qualify for special federal income tax treatment.

Subaccount - A part of Carillon Account. Each Subaccount invests exclusively in shares of a different Portfolio.

Variable Account - The portion of your Contract's accumulation value that is invested in one or more Subaccounts of Carillon
Account. Your Variable Account is divided into one or more subdivisions, one for each Subaccount to which you have allocated your accumulation value.

variable annuity benefit payments - Annuity benefit payments that vary in amount in relation to the investment performance of the Subaccount(s) you select during the Pay-Out Period.

                              SUMMARY

The Contract and the Investment Options

The Contract is designed and offered to aid in the accumulation of funds on a tax-deferred basis for retirement in connection with a broad range of retirement plans, including:

   - plans established by persons entitled to the benefits of the Self-Employed Individuals Tax Retirement Act of 1962, as amended ("H.R. 10 plans");
   - qualified employee pension and profit-sharing trusts or plans described in Section 401(a) and tax-exempt under
     Section 501(a) of the Internal Revenue Code of 1986, as amended (the "Code")
   - qualified annuity plans described in Section 403(a) of the Code;
   - annuity purchase plans adopted by public school systems and certain tax-exempt organizations under Section 403(b) of the Code;
   - Individual Retirement Annuities purchased by or on behalf of individuals pursuant to Sections 408 (traditional and Simple IRAs) and 408A (Roth IRA) of the Code;
   - government deferred compensation plans pursuant to Section
     457 of the Code;
   - other qualified plans; and
   - nonqualified plans.

Qualified plans provide special tax treatment to participating employees and self-employed individuals and their beneficiaries.

You may allocate your Contract's accumulation value among the Contract's 24 Investment Options, which consist of the Guaranteed Account and the 23 Subaccounts of Carillon Account.
Each Subaccount of Carillon Account invests in one of the following Portfolios:

   - Summit Pinnacle Zenith Portfolio (formerly Carillon Equity
     Portfolio)
   - Summit Pinnacle Bond Portfolio
   - Summit Pinnacle Russell 2000* Index Portfolio
   - Summit Pinnacle S&P 500 Index Portfolio**
   - Summit Pinnacle S&P MidCap 400 Index Portfolio**
   - Summit Pinnacle Balanced Index Portfolio
   - Summit Pinnacle Nasdaq-100 Index Portfolio***

----------
(footnotes)
*The Russell 2000 Index is a trademark/service mark of the Frank Russell Company. Russell is a trademark of the Frank Russell Company. Summit Mutual Funds and the Russell 2000 Small Cap Index Portfolio are not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell is not responsible for and has not reviewed the Prospectus, and Frank Russell makes no representation or warranty, express or implied, as to its accuracy, or completeness, or otherwise. Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change its Index. Frank Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the Index.

Frank Russell Company's publication of the Index in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of the investment in any or all securities upon which the Index is based.

FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE INDEX OR DATA INCLUDED IN THE INDEX. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION OR WARRANTY REGARDING THE USE, OR THE RESULTS OF USE, OF THE INDEX OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE INDEX. FRANK RUSSELL COMPANY MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY OF ANY KIND, INCLUDING, WITHOUT MEANS OF LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEX OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

**"Standard & Poor's(R)", "S&P(R)," "S&P 500(R)", "Standard & Poor's 500(R)", "500," "S&P MidCap 400 Index," and "Standard & Poor's Midcap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Summit Fund. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's. See further discussion in the Summit Fund prospectus.

***The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc.(including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index to track general stock market performance. The Corporations' only relationship to The Union Central Life Insurance Company (Licensee) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R), and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
-----------

   - Scudder Fund Capital Growth Portfolio Class A
   - Scudder Fund International Portfolio Class A
   - Scudder Fund Money Market Portfolio

   - MFS Growth With Income Series
   - MFS High Income Series
   - MFS Emerging Growth Series
   - MFS Total Return Series
   - MFS New Discovery Series

   - American Century VP Income & Growth Portfolio
   - American Century VP Value Portfolio

   - Templeton International Securities Fund Class 2
      (previously Templeton International Fund)

   - Neuberger Berman AMT Guardian Portfolio

   - AIM V.I. Capital Appreciation Fund
   - AIM V.I. Growth Fund

   - Oppenheimer Fund Global Securities Portfolio
   - Oppenheimer Fund Main Street  Growth & Income Fund

Your Contract's accumulation value will vary according to the investment experience of the Portfolio(s) you select. Similarly, the dollar amount of variable annuity benefit payments will vary according to the investment experience of the Portfolio(s) selected. You bear the entire investment risk for all amounts you allocate to any of the 23 variable investment options. Allocations to the Guaranteed Account accumulate at a guaranteed rate of at least 4% on an annual basis.

Premiums

Each premium payment must be at least $25 for Qualified Contracts and $50 for Nonqualified Contracts. You may pay premiums at any time and in any amount, subject to the $25/$50 minimum and a maximum (which we may waive) of $10,000 per Contract Year. However, if you pay no premiums for two consecutive Contract Years (three in New York), then under certain circumstances we may pay you your Contract's accumulation value (minus the administration fee and surrender charge, if applicable) and cancel your Contract.

Surrenders

You may totally or partially surrender your Contract and be paid all or part of its accumulation value at any time during the Pay-in Period (unless your Contract was issued in connection with a plan adopted pursuant to Section 403(b) of the Code -- see page 30). Certain surrenders may be subject to a surrender charge and a penalty tax may be imposed. In addition, you may return your Contract for a refund within 20 days after receiving it.

Transfers

During the Pay-in Period, you may transfer your accumulation values among the subdivisions of your Variable Account or between those subdivisions and your Guaranteed Account, as frequently as desired. Transfers generally must be at least $300. Up to six transfers may be made each Contract Year without charge. However, a transaction charge (currently $10) is imposed for each transfer in excess of that number. During the Pay-in Period, you may transfer up to the greater of 20% of the value of your Guaranteed Account (as of the first day of the Contract Year), or $1,000 to one or more subdivisions of your Variable Account each Contract Year.

During the Pay-out Period, you may, once each year, change the investment option upon which the amount of your variable annuity benefit payments are calculated by requesting that we transfer annuity reserves among the Portfolios.

Annuity Benefit Payments

You can choose among a variety of types of fixed and variable annuity benefit payments to be made during the Pay-out Period.

If the Annuitant dies before the Maturity Date and the Annuitant was the Contract Owner or the Contract Owner is still living, then we will pay the beneficiary a death benefit equal to the greater of:

   - the Contract's accumulation value, or
   - the sum of all premiums paid less any amounts deducted in connection with partial surrenders.

Charges

No sales charge is deducted from your premiums. However, we will deduct a surrender charge upon certain early surrenders or withdrawals. This surrender charge depends on how long your Contract has been in force. During the first two Contract Years the surrender charge is 7% of the amount surrendered. This charge is reduced by 1% on each subsequent Contract anniversary until the eighth anniversary, when it becomes zero. Notwithstanding the charges described above, partial surrenders totaling not more than 10% of your Contract's accumulation value (as of the date of the first partial surrender in the Contract
Year) may be made each Contract Year without the imposition of the surrender charge. Also, the surrender charge will be waived in the event of the Contract Owner's hospital confinement or terminal illness as defined in the Contract. The total surrender charge assessed over the life of the Contract will not exceed 9% of premiums paid.

We deduct an administration fee of $30 per year from your Contract's accumulation value during the Pay-in Period. We will waive the annual administration fee for any year in which the accumulation value of your Contract is $25,000 or more on the last day of that Contract Year. We also reserve the right to waive this fee for Contracts sold to select classes of employer-sponsored retirement plans. We also deduct a daily administrative charge at the rate of 0.25% of net assets per year during both the Pay-in and Pay-out Periods.

As compensation for our assumption of mortality and expense risks, we deduct a charge from Carillon Account that is currently 1.00% of net assets per year and will never exceed 1.70% per year. In accordance with state laws, premium taxes will be deducted from some Contracts.

The Funds in which Carillon Account invests pay an investment advisory fee and other expenses which are described in the Fund prospectuses.


           SUMMARY OF SEPARATE ACCOUNT EXPENSES

Contract Owner Transaction Expenses

Sales Load Imposed on Purchases
 (as a percentage of purchase payments).................  None
Surrender Charge (Contingent Deferred Sales Charge)
 (as a percentage of amount surrendered)

Contract Year of surrender    1   2   3   4   5   6   7   8   Thereafter

Applicable Charge*            7%  7%  6%  5%  4%  3%  2%  1%  Free


Transfer Fee ......................................... $10**
Annual Administration Fee ............................ $30***

Separate Account Annual Expenses
(as a percentage of average account value)

  Mortality and Expense Risk Charge          1.00%
  Administration Fee                          .25%
  Total Separate Account Annual Expenses     1.25%

----------
* Partial surrenders totaling up to 10% of a Contract's accumulation value may be made each Contract Year without the surrender charge being assessed.
** During the Pay-in Period, up to six transfers may be made each Contract Year without charge.
*** Waived for any year in which the Contract's accumulation value is $25,000 or more on the last day of the Contract Year.

Fund Portfolio Expenses

                                                   Management  Other    Total
                                                       Fees   Expenses Expenses
Summit Mutual Funds, Inc.
Zenith Portfolio<F1><F7>                               0.60%    0.09%    0.69%
  Bond Portfolio<F1><F7>                               0.47%    0.13%    0.60%
  S&P 500 Index Portfolio<F1><F7>                      0.30%    0.09%    0.39%
  S&P MidCap 400 Index Portfolio<F5>                   0.30%    0.30%    0.60%
  Balanced Index Portfolio<F5>                         0.30%    0.17%    0.47%
  Russell 2000 Small Cap Index Portfolio<6>            0.35%    0.40%    0.75%
  Nasdaq-100 Index Portfolio<F6>                       0.35%    0.30%    0.65%

Scudder Variable Life Investment  Fund<F1>
  Capital Growth Portfolio Class A                     0.46%    0.03%    0.49%
  International Portfolio Class A                      0.85%    0.18%    1.03%
  Money Market Portfolio                               0.37%    0.06%    0.43%

MFS Variable Insurance Trust <F1><F2>
  Growth With Income Series                            0.75%    0.13%    0.88%
  High Income Series<F8>                               0.75%    0.26%    1.01%
  Emerging Growth Series                               0.75%    0.09%    0.84%
  Total Return Series                                  0.75%    0.15%    0.90%
  New Discovery Series<F9>                             0.90%    0.27%    1.17%


American Century Variable Portfolios, Inc.<F1>
  VP Value                                             1.00%    <F3>     1.00%
  VP Income & Growth                                   0.70%    <F3>     0.70%

AIM Variable Insurance Funds, Inc.<F1>
  AIM V.I. Capital Appreciation Fund                   0.61%    0.12%    0.73%
  AIM V.I. Growth Fund                                 0.63%    0.10%    0.73%
                                              12b-1 Management  Other    Total
                                               Fees    Fees   Expenses Expenses
Templeton Variable Insurance Products
Trust<F4><F10>
  Templeton International Securities Fund
                            Class 2             0.25%   0.69%   0.19%    1.13%

                                                   Management  Other    Total
                                                       Fees   Expenses Expenses
Neuberger Berman Advisers Management Trust<F1>
  AMT Guardian Portfolio                               0.85%    0.15%    1.00%

Oppenheimer Variable Account Fund<F1>
  Global Securities Fund                               0.67%    0.02%    0.69%
  Main Street Growth & Income Fund                     0.73%    0.05%    0.78%

<F1> Figures are based on the actual expenses incurred by the Portfolio for the year ended December 31, 1999  Actual Portfolio expenses may vary.

<F2> Each Series has an expense offset arrangement which reduces the Series'
custodian fee based upon the amount of cash maintained by the Series   with its
custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the Series' expense). Any such fee reductions are not reflected under "Other Expenses."

<F3> All expenses except brokerage, taxes, interest and fees and expenses of non-interested person directors are paid by the investment adviser.

<F4> Class 2 of the Fund has a distribution plan or "Rule 12b-1 plan" which is described in the Fund's prospectus.

<F5> This Portfolio commenced operations on May 3, 1999.  Actual expenses would be higher for the period shown above if the Adviser had not reimbursed expenses.

<F6> This Portfolio commenced operations on December 27, 1999; therefore, the expense figures for this Portfolio are estimated.

<F7> The adviser has reduced its management fee from those shown above for a period of one year beginning April 1, 2000, as follows: .03% (S&P 500); .08% (Zenith); .20% (Bond).

<F8> Subject to reimbursement, the adviser is paying, under a temporary expense reimbursement agreement, all operating expenses, exclusive of management fees. In consideration, the Portfolio pays the adviser a fee not greater than 0.25% of average daily net assets. To the extent actual expenses deviated from this limitation, the expense ratio would have been 0.97%.

<F9> Subject to reimbursement, the adviser is paying all operating expenses, exclusive of management fees. In consideration, the Portfolio pays the adviser a fee not greater than 0.25% of average daily net assets. To the extent actual expenses deviated from this limitation, the expense ratio would have been 2.49%.

<F10> On 2/8/00, shareholders approved a merger and reorganization that combined the fund with the Templeton International Equity Fund, effective 5/1/00. The shareholders of that fund had approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and the assets of the fund as of 12/31/99, and not the combined assets. The fund's expenses after 5/1/00 would be estimated as: Management Fees 0.65%, 12b-1 fees 0.25%, Other Expenses 0.20%, and Total Expenses 1.10%.

Example*: If you surrender your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                             1 Year 3 Years 5 Years 10 Years
                                             ------ ------- ------- --------
  Zenith Subaccount                            $93    $129    $156    $236
  Bond Subaccount                              $92    $127    $151    $227
  S&P 500 Index Subaccount                     $90    $121    $141    $204
  S&P MidCap 400 Index Subaccount              $92    $127    $152    $227
  Balanced Index Subaccount                    $91    $123    $145    $213
  Russell 2000 Small Cap Index Subaccount      $93    $131    $159    $242
  Nasdaq 100 Index Subaccount                  $92    $128    $154    $232
  Capital Growth Subaccount                    $91    $123    $146    $215
  Scudder International Subaccount             $96    $139    $173    $272
  Money Market Subaccount                      $90    $122    $143    $208
  Growth With Income Subaccount                $95    $135    $165    $256
  High Income Subaccount                       $96    $139    $172    $269
  Emerging Growth Subaccount                   $94    $134    $163    $252
  Total Return Subaccount                      $95    $135    $166    $258
  New Discovery Subaccount                     $97    $143    $179    $286
  VP Value Subaccount                          $96    $138    $171    $268
  VP Income & Growth Subaccount                $93    $130    $156    $237
  AIM V.I. Capital Appreciation Fund           $93    $130    $158    $240
  AIM V.I. Growth Subaccount                   $93    $130    $158    $240
  Templeton International Subaccount-Class 2   $97    $142    $177    $282
  AMT Guardian Subaccount                      $96    $138    $171    $269
  Global Securities Subaccount                 $93    $129    $156    $237
  Main Street Growth & Income Subaccount       $94    $132    $160    $246

If you annuitize at the end of the applicable time period or if you do not surrender your Contract, you would pay the following expenses on a $1,000 investment, assuming
5% annual return on assets:

                                             1 Year 3 Years 5 Years 10 Years
                                             ------ ------- ------- --------

  Zenith Subaccount                            $21    $64    $110    $236
  Bond Subaccount                              $20    $61    $105    $227
  S&P 500 Index Subaccount                     $18    $54    $94    $204
  S&P MidCap 400 Index Subaccount              $20    $61    $105    $227
  Balanced Index Subaccount                    $18    $57    $98    $213
  Russell 2000 Small Cap Index Subaccount      $21    $66    $113    $242
  Nasdaq-100 Index Subaccount                  $20    $63    $107    $232
  Capital Growth Subaccount                    $19    $58    $99    $215
  Scudder International Subaccount             $24    $74    $127    $272
  Money Market Subaccount                      $18    $56    $96    $208
  Growth With Income Subaccount                $23    $70    $119    $256
  High Income Subaccount                       $24    $74    $126    $269
  Emerging Growth Subaccount                   $22    $68    $117    $252
  Total Return Subaccount                      $23    $70    $120    $258
  New Discovery Subaccount                     $26    $79    $134    $286
  VP Value Subaccount                          $24    $73    $126    $268
  VP Income & Growth Subaccount                $21    $64    $110    $237
  AIM V.I. Capital Appreciation Fund           $21    $65    $112    $240
  AIM V.I. Growth Subaccount                   $21    $65    $112    $240
  Templeton International Subaccount-Class 2   $25    $77    $132    $282
  AMT Guardian Subaccount                      $24    $74    $126    $269
  Global Securities Subaccount                 $21    $64    $110    $237
  Main Street Growth & Income Subaccount       $22    $67    $114    $246

The purpose of this table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The table reflects expenses of Carillon Account as well as those of the Funds. The table does not reflect any deduction made for premium taxes that may be applicable (see page 23). THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND THE ACTUAL EXPENSES THAT WILL BE PAID MAY BE GREATER OR LESSER THAN THOSE SHOWN.

----------
*In the example above, the $30 annual administration fee has been reflected in the calculation of annual expenses by converting the fee to a percent of average net assets attributable to the Contracts, adding it to the Total Separate Account Annual Expenses and the Fund Annual Expenses shown above and multiplying the resulting percentage figure by the average annual assets of the hypothetical account. The fee has been converted to a percent by dividing the total amount of the fee collected during 1998 by the total average net assets attributable to the Contracts. Net assets attributable to the Contracts includes amounts allocated to both Carillon Account and the Guaranteed Account except for such amounts as are held as reserves for annuity benefit payments.

           THE UNION CENTRAL LIFE INSURANCE COMPANY
                    AND CARILLON ACCOUNT



[TO THE LEFT OF THE NEXT PARAGRAPH THE FOLLOWING IS ENCASED IN A
BOX:   We are a mutual insurance company.]

The Union Central Life Insurance Company

We are a mutual insurance company, organized in 1867 under the laws of Ohio. We are primarily engaged in the sale of life and disability insurance and annuities and are currently licensed to operate in all states and the District of Columbia. The Contract is available in all states.

[TO THE LEFT OF THE NEXT PARAGRAPH THE FOLLOWING IS ENCASED IN A
BOX:       Carillon Account is one of our separate accounts.]

Carillon Account

Carillon Account is one of our separate accounts. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. Such registration does not mean that the SEC supervises the management or investment practices or policies of Carillon Account. Our Board of Directors established Carillon Account on February 6, 1984.

Although the assets of Carillon Account belong to us, those assets are held separately from our other assets, and are not chargeable with our liabilities incurred in any other business operations (except to the extent that assets in Carillon Account exceed our liabilities under the variable portion of the Contracts). Accordingly, the income, capital gains, and capital losses incurred on the assets of Carillon Account are credited to or charged against the assets of Carillon Account, without regard to the income, capital gains or capital losses arising out of any other business we may conduct. Therefore, the investment performance of Carillon Account is entirely independent of both the investment performance of our general assets and the performance of any other of our separate accounts.


[TO THE LEFT OF THE NEXT PARAGRAPH THE FOLLOWING IS ENCASED IN A
BOX: Each Subaccount of Carillon Account invests in a different
Fund Portfolio.]


Carillon Account has been divided into twenty-three Subaccounts, each of which invests in a different Portfolio of the Funds. We may add additional Subaccounts at our discretion.

The Funds

The Funds are mutual funds registered with the SEC. Such registration does not mean that the SEC supervises the management or investment practices or policies of the Funds. The
Funds and their investment advisers are:

       Fund                         Investment Adviser
   Summit Fund................Summit Investment Partners, Inc.
   Scudder Fund...............Scudder Kemper Investments, Inc.
   MFS Fund...................Massachusetts Financial Services Company
   American Century Fund......American Century Investment Management, Inc.
   Franklin Templeton Fund....Templeton Investment Counsel, Inc.
   AIM Fund...................AIM Advisors, Inc.
   Oppenheimer Fund...........OppenheimerFunds, Inc.
   Neuberger Berman Fund......Neuberger Berman Management, Inc.



[TO THE LEFT OF THE NEXT PARAGRAPH THE FOLLOWING IS ENCASED IN A
BOX: Twenty-three Portfolios currently are available.

Carillon Account invests in the:

  - Zenith, Bond, Russell 2000 Index, S&P 500 Index, S&P MidCap 400 Index, Nasdaq-100 Index, and Balanced Index Portfolios of Summit Fund;
  - Capital Growth and International Portfolios (Class A), and Money Market Portfolio, of Scudder Fund;
  - MFS Growth With Income, MFS High Income, MFS Emerging Growth and MFS Total Return, and MFS New Discovery Series of MFS Fund;
  - American Century VP Income & Growth and Value Portfolios of American Century Fund;
  - Templeton International Securities Fund Class 2 Portfolio of Franklin Templeton Fund;
  -  AIM V.I. Capital Appreciation Fund and Growth Fund of AIM
     Fund.
  -  Neuberger Berman AMT Guardian Portfolio of Neuberger Berman
     Fund; and
  - Oppenheimer Global Securities Fund and Main Street Growth & Income Fund of Oppenheimer Fund;


Each Fund has one or more additional Portfolios that are not available through the Contract. The assets of each Portfolio are separate from the others and each Portfolio has different investment objectives and policies. As a result, each Portfolio operates as a separate investment fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

The Summit Pinnacle Zenith Portfolio seeks primarily long-term appreciation of capital by investing primarily in common stocks and other equity securities.

The Summit Pinnacle Bond Portfolio seeks as high a level of current income as is consistent with reasonable investment risk by investing primarily in investment-grade corporate bonds.

The Summit Pinnacle Russell 2000 Index Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index. The Portfolio invests primarily in stocks of companies listed in the Russell 2000 Index, as well as futures contracts and options relating to those stocks.

The Summit Pinnacle S&P 500 Index Portfolio seeks investment results that correspond to the total return performance of U.S.
common stocks, as represented by the Standard & Poor's 500
Composite Stock Index.

The Summit Pinnacle S&P MidCap 400 Index Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P
MidCap 400 Index.

The Summit Pinnacle Balanced Index Portfolio seeks investment results, with respect to 60% of its assets, that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index and, with respect to 40% of its assets, that correspond to the total return performance of investment grade bonds, as represented by the Lehman Brothers Aggregate Bond Index.

The Summit Pinnacle Nasdaq-100 Index Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100 Index. The Portfolio invests primarily in stocks of companies listed in the Nasdaq-100 Index, as well as futures contracts and options relating to those stocks.

The Scudder Fund Capital Growth Portfolio Class A seeks to maximize long-term capital growth through a broad and flexible investment program. The Portfolio invests in marketable securities, principally common stocks and, consistent with its objective of long-term capital growth, preferred stocks.

The Scudder Fund International Portfolio Class A seeks long-term growth of capital principally from a diversified portfolio of foreign equity securities.

The Scudder Fund Money Market Portfolio seeks stability and current income from a portfolio of money market instruments. Money market funds are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that this Portfolio will maintain a stable net asset value per share.

The MFS Growth With Income Series seeks to provide reasonable current income and long-term growth of capital and income.

The MFS High Income Series seeks high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. The MFS High Income Portfolio may invest up to 100% of its assets in lower-rated bonds commonly known as junk bonds.

The MFS Emerging Growth Series seeks to provide long-term growth of capital.

The MFS Total Return Series seeks primarily to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

The MFS New Discovery Series seeks capital appreciation by, under normal market conditions, investing at least 65% of its total assets in equity securities of emerging growth companies.
Its focus is on small  emerging growth companies.

The American Century VP Income & Growth Fund seeks dividend growth, current income and capital appreciation by investing in common stocks. The Portfolio selects its investments primarily from the largest 1,500 publicly traded U.S. companies.

The American Century VP Value Fund seeks long-term capital growth, with income being a secondary objective. The Portfolio invests primarily in stocks of medium to large companies that the portfolio managers believe are undervalued at the time of purchase.

The Templeton International Securities Fund Class 2 seeks long-term capital growth. The fund invests in equity securities of companies located outside the United States, including emerging markets.

The AIM V.I. Capital Appreciation Fund seeks growth of capital through investment in common stocks, with emphasis on medium and small-sized growth companies.

The AIM V.I. Growth Fund seeks growth of capital primarily by investing in established and large companies considered to have strong earnings momentum.

The Neuberger Berman AMT Guardian Portfolio seeks long-term growth of capital; current income is a secondary goal. The
Portfolio invests mainly in common stocks of large companies.

The Oppenheimer Global Securities Fund/VA seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

The Oppenheimer Main Street Growth & Income Fund/VA seeks high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. It invests mainly in common stocks of U.S. companies, with an emphasis on large-capitalization companies.


[TO THE LEFT OF THE NEXT PARAGRAPH THE FOLLOWING IS ENCASED IN A
BOX: Portfolio performance is NOT guaranteed.]

THERE IS NO ASSURANCE THAT ANY PORTFOLIO WILL ACHIEVE ITS STATED
OBJECTIVE.   Additional information about the investment
objectives and policies of the Portfolios can be found in the current Fund prospectuses which are attached to this prospectus. You should read the Fund prospectuses carefully before making any decision about the allocation of your premiums to a particular Subaccount of Carillon Account.



[TO THE LEFT OF THE NEXT PARAGRAPH THE FOLLOWING IS ENCASED IN A
BOX: We may add, delete or modify the Portfolios available under the Contract.]

Additions, Deletions or Substitutions of Investments

We retain the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Portfolio shares purchased by any Subaccount of Carillon Account. We reserve the right to eliminate the shares of any of the Portfolios and to substitute shares of another Portfolio, or of another open-end, registered investment company, if the shares of the Portfolio are no longer available for investment, or if in our judgment investment in any Portfolio would become inappropriate. To the extent required by applicable law, substitutions of shares attributable to your interest in a Subaccount will not be made until you have been notified of the change, and until the SEC has approved the change. In the case of such a substitution, affected Contract Owners will have the right, within 30 days after notification, to surrender the Contract without the imposition of any withdrawal charge. Nothing contained in this Prospectus shall prevent Carillon Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We may also establish additional Subaccounts of Carillon Account. Each additional Subaccount would purchase shares in a new Portfolio or in another Fund. New Subaccounts may be established when, in our discretion, marketing needs or investment conditions warrant, and any new Subaccounts will be made available to existing Contract Owners, if at all, only on a basis we determine. We may also eliminate one or more Subaccounts if we believe that marketing, tax or investment conditions so warrant.

In the event of any such substitution or change, we may, by appropriate endorsement, make corresponding changes in the Contracts. If we deem it to be in the best interests of persons having voting rights under the Contracts, Carillon Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under that Act in the event such registration is no longer required, or it may be combined with one or more other separate accounts.


                            THE CONTRACT


[TO THE LEFT OF THE NEXT PARAGRAPH THE FOLLOWING IS ENCASED IN A
BOX: Minimum premium payments are $25 for Qualified Contracts and $50 for Nonqualified Contracts.]

Purchasing a Contract

You can purchase a Contract by completing an application and having it and a premium of at least $25 for Qualified Contracts or $50 for Nonqualified Contracts sent to us by one of our registered representatives. Acceptance of an application is subject to our underwriting rules and we reserve the right to reject any application. If we cannot credit an initial premium to the Contract within five business days of our receipt of it, then we will return the premium immediately unless the applicant consents to our holding the premium for a longer period. We will credit initial premiums accompanied by completed applications to the Contract not later than two business days following receipt.


[TO THE LEFT OF THE NEXT PARAGRAPH THE FOLLOWING IS ENCASED IN A
BOX: Subsequent premiums may be made at any time.]

Premiums

After the first premium has been paid and accepted, you have flexibility (within the limits of your retirement plan, if any) in determining the size and frequency of subsequent premiums. Premiums may be paid at any time and in any amount, subject only to the $25/$50 minimum and to a maximum of $10,000 per Contract Year. We may waive the maximum but a waiver in one instance does not constitute a waiver for any additional premiums.


[TO THE LEFT OF THE NEXT PARAGRAPH THE FOLLOWING IS ENCASED IN A
BOX: If you stop making premium payments and have a small accumulation value, we may terminate your Contract.]

If you pay no premiums for two consecutive Contract Years (three if you live in New York), we may cancel your Contract and return its accumulation value (minus the administration fee and surrender charge, if applicable) but only if:

  - the accumulation value is less than $2,000 at the end of the two-year period (three in New York);

  - the total premium paid, less any partial surrenders, is less than $2,000; and

  - we have given you at least 30 days notice to pay an additional premium to prevent cancellation.

Your premiums will be allocated among the twenty-four Investment Options in accordance with the instructions specified in your application for the Contract or as you may subsequently change them. You may allocate any portion of your premiums (subject to a $10 minimum) to any of the Investment Options. You may change your payment allocation instructions at any time, without charge, by providing us new instructions in a form acceptable to us.


[TO THE LEFT OF THE NEXT PARAGRAPH THE FOLLOWING IS ENCASED IN A
BOX: Accumulation units are used to measure the value of your Variable Account subdivisions.]

Crediting of Accumulation Units

We credit premiums that you allocate to your Variable Account to your Contract in the form of Accumulation Units. The number of Accumulation Units credited to your Contract is determined by dividing the amount you allocate to each subdivision of the Variable Account by the Accumulation Unit value for the corresponding Subaccount of Carillon Account for the Valuation Period during which your premium is received. (In the case of the initial premium, units are credited when the application is accepted.) The value of the Accumulation Units will vary in accordance with investment experience and expenses of the Portfolio in which the Subaccount invests.

During the Pay-in Period, your Contract's accumulation value equals the sum of the Variable Account and the Guaranteed Account credited to your Contract. The Variable Account is the sum of the value of all subdivisions of the Variable Account. The value in a subdivision equals the number of Accumulation Units credited to that subdivision times the value of the Accumulation Units for the corresponding Subaccount. For the value of the Guaranteed Account, see page 26.


[TO THE LEFT OF THE NEXT PARAGRAPH THE FOLLOWING IS ENCASED IN A
BOX: The values of accumulation units vary with the performance of corresponding Portfolios. The values of accumulation units are computed at the close of business on each "valuation date."]

Value of Accumulation Units

The value of Accumulation Units is expected to change every valuation period, and will depend upon the investment performance and expenses of the Portfolio in which each Subaccount invests. The Accumulation Units in each Subaccount are valued separately.

A valuation period is the period between successive valuation dates, commencing at the close of business of each valuation date and ending at the close of business of the next succeeding valuation date. A valuation date is each day, Monday through Friday, when there are purchases or redemptions of Fund shares, except:

  -  when the New York Stock Exchange is closed (currently,
     New Year's Day, Martin Luther King, Jr. Day, Presidents'
     Day, Good Friday, Memorial Day, Independence Day
     (observed), Labor Day, Thanksgiving Day, and Christmas
     Eve); and

  - any day on which changes in the value of the portfolio securities of a Portfolio will not materially affect the current net asset value of the shares of that Portfolio.

The value of each Accumulation Unit was initially set at $10. Thereafter, the value of an Accumulation Unit for any valuation period equals the value of such a unit as of the immediately preceding valuation period, multiplied by the "Net Investment Factor" for the current valuation period.

The Net Investment Factor for each Subaccount for any Valuation
Period is determined by dividing (A) by (B) and subtracting (C) from the result, where:

(A)  is:
  - the net asset value per Portfolio share held in the Subaccount determined as of the end of the current valuation period; plus
  - the per share amount of any dividend or capital gains distributions made by the Portfolio on shares held in the Subaccount if the "ex-dividend" date occurs during the current valuation period; plus or minus
  - a per share charge or credit for any taxes incurred by or provided for in the Subaccount, which we determine to have resulted from the maintenance of the Subaccount (we do not believe that currently any taxes are incurred by Carillon Account); and

(B)  is:
  - the net asset value per Portfolio share held in the Subaccount determined as of the end of the immediately preceding valuation period (adjusted for an "ex-dividend"); plus or minus
  - the per share charge or credit for any taxes provided for during the immediately preceding valuation period; and

(C)  is:
  - a factor representing the daily charges we deduct from Carillon Account for administrative expenses and assumption of the mortality and expense risks under the Contract. The factor is equal to 0.00003% for a one-day valuation period.

[TO THE LEFT OF THE NEXT PARAGRAPH THE FOLLOWING IS ENCASED IN A
BOX: During the Pay-in Period, you may make 6 free transfers per Contract Year from or among the Variable Account subdivisions. Additional transfers cost $10 each. Transfers from the Guaranteed Account are subject to restrictions.]


Transfers

During the Pay-in Period, you may transfer amounts among subdivisions of your Contract's Variable Account or between the Guaranteed Account and subdivisions of the Variable Account.
You may transfer up to the greater of:

  - 20% of the value of the Guaranteed Account (as of the first day of the Contract Year), or

  -  $1,000

to one or more subdivisions of the Variable Account each Contract Year. There is no maximum on amounts that may be transferred out of a subdivision of the Variable Account. The minimum amount that may be transferred is $300, or if less, the entire amount in the Investment Option.

During the Pay-in Period, you may make up to six free transfers each Contract Year. However, we will impose a transaction charge (currently $10 and guaranteed not to exceed $15) for each transfer in excess of six. If after a transfer the amount remaining in any Investment Option is less than $25, then the entire amount will be transferred instead of the requested amount.

Your transfer requests must be made by written or telephone instructions which specify in detail the requested changes. Transfers from subdivisions of the Variable Account will be made based on the Accumulation Unit values at the end of the valuation period during which we receive the transfer request at our Home Office (address and phone number on the first page of this prospectus).

During the Pay-out Period, the Annuitant can change the reserve basis (contract reserves for the specific variable annuity contract involved) for the variable annuity benefit payments he or she is receiving once in each 12 months after the first 12 months. Such a change in reserve basis for variable annuity benefit payments will result in subsequent annuity benefit payments being based on the investment performance of the Subaccount to which annuity reserves have been transferred.

[TO THE LEFT OF THE NEXT PARAGRAPH THE FOLLOWING IS ENCASED IN A
BOX: You may make transfers by telephone. ]

Telephone Transfers: You are eligible to make transfers pursuant to telephone instructions unless you tell us in writing that you do not want to make transfers by telephone.

Telephone transfer instructions may be made by calling 1-800-456-9319 between 9:00 a.m. and 3:30 p.m. (Eastern Time) on days when we are open for business. Each telephone exchange request must include a precise identification of your Contract and your "Personal Security Code" or other designated identifiers. We may accept telephone exchange requests from any person who properly identifies the correct Contract Number and Personal Security Code or other designated identifiers. Thus, you risk possible loss of interest, capital appreciation and principal in the event of an unauthorized telephone exchange. Neither we nor the Funds nor Carillon Investments, Inc. (the principal underwriter of the Contracts) will be liable for complying with telephone instructions we reasonably believe to be authentic, nor for any loss, damage, cost or expense in acting on such telephone instructions, and you will bear the risk of any such loss. We will employ reasonable procedures to confirm that telephone instructions are genuine. If we do not employ such procedures, we may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of such transactions to Contract Owners, and/or tape recording of telephone transfer request instructions received from Contract Owners. We may record all or part of any telephone conversation relating to transfer instructions without prior disclosure.

Telephone instructions apply only to previously invested amounts and do not change the investment of any future premiums paid under the Contract. You may change allocations of future premium payments by providing us new instructions in a form acceptable to us.

Note: During periods of drastic economic or market changes, telephone transfers may be difficult to implement. At such times, requests may be made by regular or express mail and we will process them pursuant to the terms and restrictions already described in this section.

We reserve the right to modify, suspend or discontinue the telephone transfer privilege at any time and without prior notice.

[TO THE LEFT OF THE NEXT PARAGRAPH THE FOLLOWING IS ENCASED IN A
BOX: You may pre-arrange certain types of transfers, including ones in connection with Dollar Cost Averaging, Portfolio
Rebalancing and Interest Sweep programs.]

Special Transfers - Dollar Cost Averaging

We administer a dollar cost averaging ("DCA") program that enables you to pre-authorize a periodic exercise of your right to transfer amounts among subdivisions of the Variable Account. Contract Owners entering into a DCA agreement instruct us to transfer monthly (as of the first business day of the month) a predetermined dollar amount from the Money Market subdivision to other subdivisions of your Variable Account until the amount in your Money Market subdivision is exhausted. The minimum amount of a DCA transfer is $100. You may terminate your DCA agreement at any time by notifying us in writing at least five business days prior to the next scheduled transfer date.

Transfers made pursuant to the DCA program are not subject to a transfer charge and do not affect your Contract right during the Pay-in Period to make up to six transfers each Contract Year without charge.

By allocating specific amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. There is no guarantee, however, that such an investment method will result in profits or prevent losses.

If you are interested in the DCA program, you may elect to participate in it by separate application.

Portfolio Rebalancing Plan

If you have at least $5,000 in your Variable Account, you may elect to establish a Portfolio Rebalancing Plan. Under such a plan, you may tell us (in your application or by separate application) the percentage levels you would like to maintain among the subdivisions of your Variable Account. On a quarterly, semi-annual or annual basis (as you select), we will automatically rebalance the subdivisions of your Variable Account to maintain the indicated percentages by transfers among the subdivisions. The entire value of the subdivisions of your Variable Account must be included in your Portfolio Rebalancing Plan. Other investment programs, such as the DCA program, Interest Sweep Plan (see below), or other transfers or withdrawals may not be appropriate in concert with the Portfolio Rebalancing Plan. Transfers made pursuant to the Portfolio Rebalancing Plan are not subject to a transfer charge and do not affect your right to make up to six free transfers each Contract Year during the Pay-in Period. You may terminate your Portfolio Rebalancing Plan at any time by notifying us in writing at least five business days prior to the date of the next rebalancing. The Portfolio Rebalancing Plan is not available for amounts in the Guaranteed Account. We reserve the right to alter the terms or suspend or eliminate the availability of the Portfolio Rebalancing Plan at any time.

Interest Sweep Plan

If you have at least $5,000 in the Guaranteed Account, you may elect (in your application or by separate application) to have the interest credited to the Guaranteed Account periodically transferred (or "swept") into specified subdivisions of the Variable Account. The sweep may be done on a quarterly, semi-annual or annual basis. You may terminate your Interest Sweep Plan at any time by notifying us in writing at least five business days prior to the date of the next periodic sweep. Transfers made pursuant to the Interest Sweep Plan are not subject to a transfer charge and do not affect your right to make up to six free transfers each Contract Year during the Pay-in Period. We reserve the right to alter the terms or suspend or eliminate the availability of the Interest Sweep Plan at any time.

[TO THE LEFT OF THE NEXT PARAGRAPH THE FOLLOWING IS ENCASED IN A
BOX: Full or partial surren-ders give you access to your Contract's accumulation values. Surrender charges and penalty taxes may apply to some surrenders.]

Surrenders

You may make cash withdrawals (surrenders) of all or part of your Contract's accumulation value at any time during the Pay-in Period prior to the death of the Annuitant (subject to any restrictions imposed in connection with your retirement plan). Surrender requests must be made in writing on forms that we provide. Surrenders cannot be made by telephone. Surrenders include, but are not limited to, transactions commonly referred to as withdrawals, external transfers, rollovers and exchanges under Section 1035 of the Code. The amount available is your Contract's accumulation value at the end of the valuation period during which we receive the proper written request, minus any surrender charges, administration fee and premium taxes not previously deducted. Surrenders from the Variable Account generally will be paid within seven days of receipt of the written request. For surrenders from the Guaranteed Account, see page 26. For restrictions applicable to certain surrenders under Contracts issued in connection with plans adopted pursuant to
Section 403(b) of the Code, see "Qualified Plans," page 30.

The minimum partial surrender is $100 or the entire amount in the Investment Option, whichever is less. If the amount remaining in the Investment Option would be less than $25 after the surrender (and deduction of the surrender charge, if any), then the request will be considered to be a request for surrender of the entire amount held in the Investment Option. If a partial surrender plus any surrender charge would reduce the Contract's accumulation value to less than $100, then a request for a partial surrender will be treated as a total surrender of the Contract and the entire accumulation value, less any charges, will be paid out.

Under certain circumstances, surrenders will be subject to surrender charges described below (at page 21) and may be subject to a 10% tax penalty.

The full administration fee will also be deducted at the time of total surrender regardless of the date of surrender. For total surrenders, any surrender charge and administration fee will be deducted from the amount paid.

We will implement partial surrenders by canceling Accumulation Units in an amount equal to the withdrawal and any applicable surrender charge. You should designate the Investment Option from which your surrender should be made. If you make no designation, your requested amount will be withdrawn from each of your Investment Options (in the proportion the Investment Option bears to your accumulation value). The surrender charge, if any, will be deducted from the value remaining after payment of the requested amount, or from the amount paid if the entire amount in an Investment Option is surrendered.

Since you assume the investment risk with respect to amounts allocated to your Variable Account (and because there are certain charges), the total amount paid upon total surrender of your Contract (including any prior surrenders) may be more or less than the total premiums that you paid.

[TO THE LEFT OF THE NEXT PARAGRAPH THE FOLLOWING IS ENCASED IN A
BOX: Personal Income Plans allow you to pre-arrange surrenders.]

Personal Income Plan

We administer a Personal Income Plan ("PIP") that enables you to pre-authorize periodic surrenders by entering into a PIP agreement with us that instructs us to withdraw a level dollar amount or percentage of your Contract's accumulation value on a monthly, quarterly, semi-annual or annual basis. To the extent that the total of PIP surrenders in a Contract Year exceeds 10% of your accumulation value (in the initial year, as of the date we approve the PIP agreement; in subsequent years, as of the first day of that Contract Year), a surrender charge may be applicable. PIP surrenders may also be subject to the 10% federal tax on early withdrawals.


                 CHARGES AND OTHER DEDUCTIONS

[TO THE LEFT OF THE NEXT PARAGRAPH THE FOLLOWING IS ENCASED IN A
BOX:   You pay a $30 administration fee each Contract Year
during the Pay-in Period if your accumulation value is less than $25,000. ]

Administration Fees

During the Pay-in Period, we will deduct an administration fee of $30 from your Contract's accumulation value on the last day of each Contract Year for our expenses related to administration of your Contract and Variable Account. The annual administration fee will be waived for any year in which the accumulation value of your Contract is $25,000 or more on the last day of that Contract Year. We reserve the right to waive this fee for Contracts sold to select classes of employer-sponsored retirement plans. We guarantee that the amount of this fee will not increase over the life of the Contract. This annual administration fee is not deducted during the Pay-out Period.

The fee will be deducted pro rata from all Investment Options in the same proportion that your interest in each bears to your Contract's total accumulation value. The full administration fee will also be deducted at the time of total surrender, regardless of the date of surrender. However, in the case of a total surrender, the annual administration fee will also be waived if the accumulation value of the Contract is $25,000 or more on the date of surrender.

[TO THE LEFT OF THE NEXT PARAGRAPH THE FOLLOWING IS ENCASED IN A
BOX: We deduct daily asset-based charges of 0.25% for administering the Contracts and Carillon Account and 1.00% for assuming certain mortality and expense risks. We may increase the mortality and expense risk charge to as much as 1.70%.]

We also deduct a daily administrative fee at an annual rate of 0.25% of the assets of your Variable Account to help defray our expenses of administering Carillon Account and the Contract. This deduction also is guaranteed not to increase over the life of the Contract.


Mortality and Expense Risk Charge

A "mortality and expense risk" charge will be deducted daily at a rate equal, on an annual basis, to 1.00% of each Contract's
Variable Account. THIS CHARGE MAY INCREASE BUT WE GUARANTEE THAT
IT WILL NEVER BE MORE THAN 1.70%.

The mortality risk arises from our guarantees to make annuity benefit payments in accordance with the annuity tables in the Contract, regardless of how long the Annuitant lives and regardless of any improvement in life expectancy generally. This relieves Annuitants of the risk that they might outlive the funds that have been accumulated for retirement. The mortality risk also arises from our guarantee to pay death benefits equal to the total of all premiums paid under the Contract, with adjustments for any partial surrenders (including surrender charges), should an Annuitant die during the Pay-in Period.

Our expense risk arises from the possibility that the amounts realized from the administration fees and surrender charge (which are guaranteed not to increase) will be insufficient to cover our actual administrative and distribution expenses. If these charges are insufficient to cover the expenses, the deficiency will be met from our general corporate funds, including amounts derived from the mortality and expense risk charge.

If amounts derived from the mortality and expense risk charge are insufficient to cover mortality costs and excess expenses, we will bear the loss. If the charge is more than sufficient, we will retain the balance as profit. We currently expect a profit from this charge.

[TO THE LEFT OF THE NEXT PARAGRAPH THE FOLLOWING IS ENCASED IN A
BOX: Surrender charges may be deducted upon surrenders. 10% of your accumulation value may be withdrawn each Contract Year without a surrender charge. Aggregate surrender charges will never exceed 9% of aggregate premiums paid. ]

Surrender Charge (Contingent Deferred Sales Charge)

If a surrender takes place in the first eight Contract Years, then a surrender charge will be imposed on the amount withdrawn as shown below:


Contract Year of Surrender     1   2   3   4   5   6   7   8  Thereafter
Applicable Surrender Charge    7%  7%  6%  5%  4%  3%  2%  1%    0%

Notwithstanding the charges described above, partial surrenders totaling not more than 10% of your Contract's accumulation value (as of the date of the first partial surrender in the Contract
Year) may be made each Contract Year without the imposition of the surrender charge. The cumulative total of all surrender charges is guaranteed never to exceed 9% of premiums. Also, PIP surrenders in a Contract Year totaling not more than 10% of the accumulation value (in the initial year, as of the date we approve the PIP agreement; in subsequent years, as of the first day of that Contract Year) may be made without the imposition of the surrender charge.

Surrender charges on partial surrenders will be deducted pro rata from the value remaining in the Investment Option(s) from which the amount paid was withdrawn. However, if insufficient value remains to pay the surrender charges or if the entire amount in an Investment Option is withdrawn, then to the extent necessary, any surrender charge will be deducted from the amount to be paid. Any surrender charge on a total surrender of a Contract will be deducted from the amount paid.

The amounts we obtain from the surrender charge will be used to offset the distribution fee we pay to Carillon Investments, Inc. The surrender charge is not expected to recover all of the distribution costs associated with the Contracts. We will pay any shortfall out of our general surplus, which may include profits derived from the mortality and expense risk charge.

Certain surrenders of Contracts may also be subject to federal tax penalties. See Federal Tax Matters, page 30.

[TO THE LEFT OF THE NEXT PARAGRAPH THE FOLLOWING IS ENCASED IN A
BOX: If state law allows, we will waive surrender charges if your sur-render is because you have a terminal illness or are confined to a "qualified" health care institution.]

Terminal Illness/Confinement

Also, where permitted by state law, we will waive the surrender charge upon a full surrender or one or more partial surrenders in the event of (1) or (2) below:

(1) The Contract Owner becomes confined in a qualified institution for a period of at least 30 consecutive days after the later of the Contract Date or May 1, 1993, subject to the following:

  - The Contract Owner must be a natural person (not a trust, corporation, or other legal entity).

  - The Contract Owner must have been an owner of the Contract continuously since the Contract Date.

  - The Contract Owner was not confined in a qualified institution at any time during the 60 day period just prior to the later of the Contract Date or May 1, 1993.

  - We receive a written request for full or partial surrender along with due proof of confinement within 12 months following such confinement.

  - A "qualified institution" means any licensed hospital or licensed skilled or intermediate care nursing facility at which:

     ^  medical treatment is available on a daily basis; and

     ^  daily medical records are kept for each patient.

(2) The Contract Owner contracts a terminal illness after the later of the Contract Date or May 1, 1993, subject to the following:

  - The Contract Owner must be a natural person (not a Trust, Corporation, or other legal entity).

  - The Contract Owner must have been an owner of the Contract continuously since the Contract Date.

  -  The Contract Owner has less than 12 months to live.

  - We must receive a written request for full or partial surrender together with a certificate from the Contract Owner's attending physician stating the Contract Owner's life expectancy and any other proof we may require.

  -  "Physician" means a medical doctor licensed in the United
     States who:

     - is operating within the scope of that license; and
     - is not the Contract Owner and is not related to the Contract Owner.

[TO THE LEFT OF THE NEXT PARAGRAPH THE FOLLOWING IS ENCASED IN A
BOX: The surrender charge may be reduced in certain circumstances, including in connection with sales to groups or upon certain types of exchanges.]

Other Waivers or Reductions of Surrender Charge

The surrender charge may be reduced in certain instances where a large number of Contracts are issued in connection with a single sale. For example, the charge may be reduced where a corporate pension plan funded by the Contracts results in the issuance of a number of Contracts to the same owner, or where an employer-sponsored salary-deduction plan results in Contracts being issued to a number of employees of one employer. Any reduction in the surrender charge will be nondiscriminating by class of purchaser and will be based on reduced selling and other expenses.

The surrender charge may be modified for Contracts where the premium is a result of a transfer to or from:

  - another Contract owned by the employer or another person for the benefit of the Contract Owner in connection with an employee benefit plan,

  - a certificate (account) under certain of our group retirement annuity contracts, or

  - certain of our life insurance policies or annuity contracts.

In addition, the surrender charge will be eliminated with respect to any amount payable in connection with the surrender of a Contract where such amount is forfeited by an employee under the terms of an employee benefit plan and credited to another Contract issued in connection with the plan. The reduction or elimination of the surrender charge in the foregoing circumstances recognizes the reduction of selling expense in such circumstances.

Premium Taxes

We will deduct any premium taxes imposed by state or local law when incurred, which could be:

  -  at the Maturity Date,

  -  when a total surrender occurs, or

  -  when premiums are paid.

If the charge for premium taxes is deducted at the Maturity Date, it will be taken from each Investment Option in the proportion that the Contract Owner's interest in the Investment Option bears to the Contract's total accumulation value. If the charge for premium taxes is deducted when premiums are paid, it will be deducted from the premium before the premium has been allocated to the Investment Option(s). Applicable premium tax rates depend upon such factors as the Contract Owner's state of residency and the insurance laws and our status in that state when the premium taxes are incurred. Current premium tax rates range from 0 to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts.

[TO THE LEFT OF THE NEXT PARAGRAPH THE FOLLOWING IS ENCASED IN A
BOX: The Funds pay investment advisory fees and other expenses.]

Fund Expenses

There are deductions from and expenses paid out of the assets of the Funds that are fully described in the Fund prospectuses and summarized in the table on page 9.


                  BENEFITS UNDER THE CONTRACT


[TO THE LEFT OF THE NEXT PARAGRAPH THE FOLLOWING IS ENCASED IN A
BOX: A death benefit at least equal to premiums paid (less surrenders and related surrender charges) will be paid to the Beneficiary upon the death of the Annuitant during the Pay-in Period.]

Death Benefits

If the Annuitant is the Contract Owner and dies during the Pay-in Period, or if the Annuitant dies during the Pay-in Period while the Contract Owner is living, then a death benefit will be paid to the Beneficiary. The death benefit will be the greater of:

  - the sum of all premiums paid less any amounts deducted in connection with partial surrenders, including any surrender charge associated with those partial withdrawals; or

  -  the Contract's accumulation value on the date we receive
     Due Proof of Death.

This formula guarantees that the death benefit will at least equal the sum of all premiums paid (less any partial surrenders and surrender charges on such partial withdrawals), independent of the investment experience of Carillon Account.

If a Contract Owner who is not the Annuitant dies during the Pay-in Period and while the Annuitant is living, we normally will pay the Contract's accumulation value (measured as of the date we receive Due Proof of Death) to the Contract Owner's estate or to a successor Contract Owner. However, if the Contract Owner's spouse is the designated beneficiary under the Contract, that spouse will become the Contract Owner and no distribution will be required as a result of the death of the original Contract Owner.

If the Annuitant dies during the Pay-out Period, we will provide the death benefit, if any, contained in the particular annuity benefit option elected. See page 25.

Annuity Benefit Payments

[TO THE LEFT OF THE NEXT PARAGRAPH THE FOLLOWING IS ENCASED IN A
BOX: You select the Maturity Date (when you stop paying premiums and start receiving annuity benefit payments) in your Contract appli-cation and may change it subsequently by giving us 30 days written notice.]

Maturity Date - You specify in your application the day that annuity benefit payments will commence under the Contract (the "Maturity Date"). You may change your Maturity Date at any time, provided we receive written notice of the change at least 30 days before the previously specified Maturity Date. The Maturity Date must be:

  -  at least one month after the Contract Date;

  -  the first day of a calendar month; and

  - no later than the Annuitant's 95th (85th in New York and Pennsylvania) birthday (particular retirement plans may impose additional limitations).

Type of Income Payments - You may specify any proportion of your Contract's accumulation value (less premium taxes, if any) to be applied to a variable annuity or a fixed annuity. Variable annuity benefit payments will vary in accordance with the investment experience of the Subaccount(s) you select.

[TO THE LEFT OF THE NEXT PARAGRAPH THE FOLLOWING IS ENCASED IN A
BOX: You select a fixed or variable annuity benefit payment option at least 30 days prior to the Maturity Date. ]

At least 30 days before the Maturity Date, you must select how your Contract's accumulation value will be used to provide the monthly annuity benefit payments. If no selection is made, we will provide a fixed annuity with the proceeds of the Guaranteed Account and a variable annuity with the proceeds of the Variable Account. The first variable annuity benefit payment will be based on the allocation of the Variable Account among the subdivisions.

If you select a variable annuity, the amount of the first monthly annuity benefit payment will be obtained from the appropriate Option Table in your Contract. Subsequent monthly income payments will vary based on the investment experience of the Subaccount(s) used to reserve for the annuity.

Amount of Variable Annuity Benefit Payments - The amount of variable annuity benefit payments will depend not only upon the investment experience of the Subaccount you select, but also upon the amount of any premium tax, the age (and possibly sex) of the Annuitant, and the annuity benefit option chosen. We guarantee that the annuity benefit payments:

  - will not be affected by any variation in the actual mortality experience of the Annuitants from what was assumed in determining the amount of the first monthly payment, and

  - will not be affected by the actual amount of expenses we incur in administering the Contract.

Because variable annuity benefit payments will vary with the investment results of the Subaccounts, the amounts of those payments cannot be predetermined.

If the total accumulation value to be applied to an annuity benefit option is less than $5,000 ($2,000 in Massachusetts and New York), we will have the option of paying the accumulation value in a lump sum. If the total first monthly payment (combined Fixed and Variable) determined under the annuity benefit option selected is less than $50 ($20 in New York), we may change the payment frequency of annuity benefit payments to quarterly, semiannually or annually.

Annuity Benefit Payment Options - You may elect a fixed annuity, a variable annuity, or a combination fixed and variable annuity. All of the annuity benefit options listed below (except the alternate annuity option) are available as either fixed or variable annuities.

Up to 30 days before the Maturity Date, you may change the annuity benefit option. If an option is chosen which depends on the continuation of the life of the Annuitant or of a contingent Annuitant, proof of age will be required before annuity benefit payments begin. The annuity benefit options include:

[TO THE LEFT OF THE NEXT PARAGRAPH THE FOLLOWING IS ENCASED IN A
BOX: A variety of annuity benefit payment options are available, including ones in which you receive payments for life or for the longer of life or a specified number of years and ones based on a single life or on the joint lives of two or more people.]

Option 1: Life Annuity -

  - Nonrefund. We will make payments during the lifetime of the Annuitant. No payments are due after the death of the Annuitant. It is possible under this option that only one payment will be made if the Annuitant dies before a second payment is due, or that only two payments will be made if the Annuitant dies before the third payment, and so forth.

  - 5-Years Certain. We will make payments for at least five years, and after that during the lifetime of the Annuitant.
     No payments are due after the death of the Annuitant or, if later, the end of the five-year period certain.

  - 10-Years Certain. We will make payments for at least 10 years, and after that during the lifetime of the Annuitant. No payments are due after the death of the Annuitant or, if later, the end of the 10-year period certain. (This option will apply unless you select a different option.)

  - Installment Refund. We will make payments for a period certain and after that during the lifetime of the Annuitant. No payments are due after the death of the Annuitant or, if later, the end of the period certain. The number of period certain payments is equal to the amount applied under this option divided by the amount of the first annuity payment; provided, however, that the amount of the final period certain payment shall be multiplied by that part of the answer which is not a whole number.

Option 2: Joint and Survivor Life Annuity -

  - Joint and Survivor Nonrefund. We will make payments during the joint lifetime of the Annuitant and contingent Annuitant. Payments will then continue during the remaining lifetime of the survivor of them. No payments are due after the death of the last survivor of the Annuitant and contingent Annuitant. It is possible under this option that only one monthly annuity payment will be made if the Annuitant and contingent Annuitant both die before the second payment is made, or that only two payments will be made if they both die before the third payment, and so forth.

  - Joint and Survivor with 10-Year Certain. We will make payments for 10 years and after that during the joint lifetime of the Annuitant and contingent Annuitant. Payments will then continue during the remaining lifetime of the survivor of them. No payments are due after the death of the survivor of the Annuitant and contingent Annuitant or, if later, the end of the 10-year period certain.


Instead of the settlement in accordance with the annuity benefit options described above, you may choose an alternate type of fixed annuity payment. Such alternate annuity option shall be based on rates at least as favorable as those for fixed-dollar single-premium immediate annuities we are issuing on the Maturity Date. This alternate annuity option may only be elected within 30 days before the Maturity Date.

If the Annuitant dies on or after the Maturity Date, but before annuity benefit payments have been made for a guaranteed period, if any, we will continue payments to the beneficiary until the rest of the guaranteed payments have been made. If no beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in the annuity option table from which the payments were determined) and pay that sum to the estate of the last to die of the Annuitant and the Beneficiary.


                   THE GUARANTEED ACCOUNT

[TO THE LEFT OF THE NEXT PARAGRAPH THE FOLLOWING IS ENCASED IN A
BOX:   Interests in the Guaranteed Account are not securities
and Union Central is not an investment company.]

Premiums allocated to the Guaranteed Account and transfers to the Guaranteed Account become part of our general assets, which support our insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the Guaranteed Account have not been registered under the Securities Act of 1933 ("1933 Act") nor is Union Central registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Accordingly, neither Union Central nor any interests in our general assets generally are subject to the provisions of the 1933 or 1940 Acts and it is understood that the SEC staff has not reviewed the disclosures in this prospectus which relate to the fixed portion of the Contract. Disclosures regarding the fixed portion of the Contract and Union Central, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. For complete details regarding the fixed portion, see the Contract itself.

General Description

The Guaranteed Account is the value of the Contract that is part of our general assets, other than those allocated to separate investment accounts such as Carillon Account. You may elect to allocate all or part of your premiums to the Guaranteed Account, and you may also transfer values from your Variable Account to the Guaranteed Account. We bear the full investment risk for all amounts allocated or transferred to the Guaranteed Account, whereas you bear the investment risk for amounts allocated or transferred to your Variable Account. We have sole discretion to invest our general assets, including assets funding the Guaranteed Account, subject to applicable law.


[TO THE LEFT OF THE NEXT PARAGRAPH THE FOLLOWING IS ENCASED IN A
BOX: We guarantee that amounts you allocate to the Guaranteed Account will accumulate at a rate of at least 4.00% per year.
We may credit more than 4.00% interest at our discretion.]

Garanteed Account Accumulations

We guarantee that we will credit interest to the Guaranteed Account at an effective rate of at least 4.0% per year compounded annually. Interest in excess of the guaranteed rate may be used in the calculation of the Guaranteed Account at such increased rates and in such a manner as we may determine. ANY INTEREST CREDITED TO THE GUARANTEED ACCOUNT IN EXCESS OF THE MINIMUM GUARANTEED RATE OF 4.0% PER YEAR WILL BE DETERMINED IN OUR SOLE DISCRETION.

We guarantee that, during the Pay-in Period, the Guaranteed
Account of the Contract will be at least equal to:

  -  the total of all net premiums allocated to the Guaranteed
     Account; plus

  -  the total of all amounts transferred to the Guaranteed
     Account from the Variable Account; minus

  -  the total of all amounts transferred from the Guaranteed
     Account to the Variable Account (including the transfer fee); minus

  - the total of any administration fees attributable to the Guaranteed Account; minus

  -  the total of all partial surrenders from the Guaranteed
     Account (including any surrender charge); plus

  - interest accumulated in the Guaranteed Account (the minimum guaranteed annual effective interest rate is 4.0%).

[TO THE LEFT OF THE NEXT PARAGRAPH THE FOLLOWING IS ENCASED IN A
BOX: Fixed annuity benefit payments are based on interest credited at a guaranteed 4.00% rate.]

Fixed Annuity Benefit Payments

A fixed annuity is an annuity with benefit payments that have a dollar amount that is fixed and guaranteed by the insurance company issuing the contract. The amount of the annuity benefit payments will be determined by applying the Guaranteed Account to rates at least as favorable as those in the applicable annuity option table in accordance with the annuity benefit option elected. This will be done at the Maturity Date. The annuity option tables contained in the Contract are based on a 4.0% interest rate.

We guarantee the amount of fixed annuity benefit payments. The payment depends only on the annuity benefit option elected, the age (and possibly sex) of the Annuitant, and the amount applied to purchase the fixed annuity.

[TO THE LEFT OF THE NEXT PARAGRAPH THE FOLLOWING IS ENCASED IN A
BOX: You may surrender all or part of your Guaran-teed Account during the Pay-in Period, but we may delay paying your surrender proceeds for up to 6 months.

Surrenders

You may surrender all or part of your Guaranteed Account value at any time during the Pay-in Period prior to the death of the Annuitant. We intend to pay surrender requests upon receipt but reserve the right to delay payment of all surrenders from the Guaranteed Account for up to six months. Surrenders from the Guaranteed Account generally are subject to the same provisions that apply to surrenders from the Variable Account, discussed under "Surrenders" on page 19.


[TO THE LEFT OF THE NEXT PARAGRAPH THE FOLLOWING IS ENCASED IN A
BOX: Transfers from the Guaranteed Account to the Variable Account may be made during the Pay-in Period. No more than the greater of 20% of your Guaranteed Account (as of the first day of the Contract Year) or $1,000 may be so transferred in a Contract Year.]

Transfers

Amounts may be transferred among subdivisions of a Contract's
Variable Account, or between the Guaranteed Account and subdivisions of the Variable Account, at any time during the Pay-in Period. During the Pay-in Period, you may transfer up to the greater of

  - 20% of the value of your Guaranteed Account (as of the first day of the Contract Year), or

  -  $1,000

to one or more subdivisions of your Variable Account each Contract Year. The minimum amount that may be transferred is $300, or if less, the entire amount in the Investment Option. No transfers may be made with respect to fixed annuity benefit payments.


                       GENERAL MATTERS

[TO THE LEFT OF THE NEXT PARAGRAPH THE FOLLOWING IS ENCASED IN A
BOX: You designate a Beneficiary to receive benefits upon the death of the Annuitant.]

Designation of Beneficiary

The Beneficiary is the person you designate as such in your application and is the person or persons to whom benefits will be paid upon the death of the Annuitant. Subject to the terms of any existing assignment or the rights of any irrevocable Beneficiary, you may change the Beneficiary while the Annuitant is living by providing us with written notice. Any change will be effective at the time you signed it, whether or not the Annuitant is living when we receive the change. We will not, however, be liable as to any payment or settlement made prior to receiving the written notice.

[TO THE LEFT OF THE NEXT PARAGRAPH THE FOLLOWING IS ENCASED IN A
BOX: In the first 20 days after you receive your Contract, you may return it and receive a refund from which surrender charges are not deducted. ]

20-Day Right to Examine Contract

If you are not satisfied with the Contract, you may void it by returning it to us or our agent from which it was purchased within 20 days of receipt. You will then receive a full refund of any premium paid or in certain states the Contract's accumulation value.

Contract Owner's Inquiry

You may make inquiries concerning your Contract by calling us at
(513) 595-2728, or writing c/o Annuity Administration, P.O. Box
40888, Cincinnati, Ohio 45240.


                     FEDERAL TAX MATTERS

Introduction

The following discussion is general and is not intended as tax advice. This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). We make no representation about the likelihood of continuation of these federal income tax laws or of the current interpretations by the IRS. Moreover, we have made no attempt to consider any applicable state or other tax laws.

The Contract may be used in connection with retirement plans that are qualified for special tax treatment under Sections 401, 403, 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the Contract's accumulation value, on annuity benefit payments, and on the economic benefit to the Contract Owner, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Contract is purchased, on the tax and employment status of the individual concerned, on our tax status, and on other factors. Any person concerned about these tax implications should consult a competent tax adviser.

Tax Status of Contracts

The following discussion assumes that the Contracts will be treated as annuities under Section 72 of the Code.

[TO THE LEFT OF THE NEXT PARAGRAPH THE FOLLOWING IS ENCASED IN A
BOX: Gains inside an annuity contract are usually tax-deferred (if the contract owner is a natural person) until there is a surrender or receipt of annuity benefit payments or a death benefit payment. When taxed, those gains are taxed as ordinary income.]

We believe that an annuity owner generally is not taxed on increases in the value of an annuity contract until distribution occurs either in the form of a lump sum received by withdrawing all or part of the cash value (i.e., surrenders), as annuity benefit payments under the annuity option elected, or as a death benefit payment. The exception to this rule is the treatment afforded to owners that are not natural persons. Generally, an owner of any deferred annuity contract who is not a natural person must include in income any increase in the excess of the owner's cash value over the owner's investment in the contract during the taxable year. However, there are some exceptions to this exception and you may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity benefit payment or lump-sum payment) is taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the cash value (and in the case of a Qualified Contract, any portion of an interest in the qualified employer plan) generally will be treated as a distribution.

The following discussion applies generally to Contracts owned by natural persons.

In the case of a surrender under Qualified Contracts, amounts received are treated as taxable income to the extent that they exceed the "investment in the contract." Any additional amount withdrawn is not taxable. The "investment in a contract" generally equals the portion, if any, of any premium paid by or on behalf of an individual under a contract which is not excluded from the individual's gross income. For contracts issued in connection with tax-qualified plans, the "investment in the contract" can be zero. A special rule may apply to surrenders under Qualified Contracts with respect to the "investment in the contract" as of December 31, 1986. In the case of a surrender under Nonqualified Contracts, amounts received are first treated as taxable income to the extent that the cash value of the contract immediately before the surrender exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. For purposes of determining amounts treated as taxable income, all annuity contracts issued by the same company to the same person during any calendar year are treated as a single contract.

The recipient of an annuity benefit payment under the Contract is generally taxed on the portion of that payment that exceeds the investment in the Contract. For variable annuity benefit payments, the taxable portion is determined by a formula which establishes a specific dollar amount of each payment that is not taxed until the investment in the Contract is recovered. The dollar amount is determined by dividing the "investment in the Contract" by the total number of expected periodic payments. For fixed annuity benefit payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the annuity payments for the term of the Contract until the investment in the Contract is recovered; the remainder of each payment is taxable. Once the investment in the Contract is recovered, the entire amount of each payment is taxable.

[TO THE LEFT OF THE NEXT PARAGRAPH THE FOLLOWING IS ENCASED IN A
BOX: A 10% penalty tax may apply to gains distributed in a surrender prior to age 59-1/2.]

For Nonqualified Contracts, there may be imposed a penalty tax on surrenders equal to 10% of the amount treated as taxable income. In general, there is no penalty tax on surrenders

  -  made on or after age 59-1/2,
  -  made as a result of death or disability, or
  - received in substantially equal installments as a life annuity.

For some Qualified Contracts, there may be imposed a penalty tax on certain surrenders.

A transfer of ownership of an annuity contract, or designation of an annuitant or other beneficiary who is not also the owner, may result in certain tax consequences to the owner that are not discussed herein. If you are contemplating any such transfer or assignment of your Contract, you should contact a competent tax adviser with respect to its potential tax effects.

[TO THE LEFT OF THE NEXT PARAGRAPH THE FOLLOWING IS ENCASED IN A
BOX: Federal income tax withholding provisions may apply to certain distributions.]

Distributions from tax-deferred annuities or qualified pension or profit sharing plans that are eligible for "tax-free rollover" will be subject to an automatic 20% federal income tax withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement permitted under the Code. Withholding for federal income taxes on annuity payments is required unless the recipient elects not to have any such amounts withheld and properly notifies us of that election. Failure to provide your taxpayer identification number will automatically subject any payments under the Contract to withholding.

Qualified Plans

[TO THE LEFT OF THE NEXT PARAGRAPH THE FOLLOWING IS ENCASED IN A
BOX: You should seek legal and tax advice prior to purchasing the Contract for use in a qualified plan.]

The Contract may be used with several types of qualified plans.
The tax rules applicable to participants in qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Purchasers of Contracts for use with any qualified plan should seek competent legal and tax advice regarding the suitability of the Contract.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax-exempt organizations to purchase annuity contracts for their employees, directly or through voluntary salary reductions, are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. In addition, effective January 1, 1989, cash distributions from a Section 403(b) annuity may not begin before the employee attains age 59-1/2, separates from his or her employer's service, dies or becomes disabled, except that cash distributions limited to the amount of premiums may be paid in the event of the employee's hardship. These restrictions apply to distributions attributable to contributions made after December 31, 1988 pursuant to a salary reduction agreement, earnings on those contributions, and earnings on amounts attributable to contributions held as of December 31, 1988 and made pursuant to a salary reduction agreement.

Individual Retirement Annuities. Sections 219, 408 and 408A of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into an Individual Retirement Annuity on a tax-deferred basis.

Corporate Pension and Profit-Sharing Plans.  Sections 401(a) and
403(a) of the Code permit corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of the Contracts to provide benefits under the plans.

H.R. 10 Plans. The Self-Employed Individuals Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10," permits self-employed individuals to establish tax-qualified plans for themselves and their employees. These plans are limited by law to maximum permissible contributions, distribution dates, and nonforfeitability of interests. In order to establish such a plan, a plan document, usually in a form approved in advance by the IRS, is adopted and implemented by the employer.

State and Local Government Deferred Compensation Plans.
Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, certain tax-exempt organizations, political subdivisions, agencies, instrumentalities and certain affiliates of such entities which enjoy special treatment. The Contracts can be used with such plans.


               TEXAS OPTIONAL RETIREMENT PROGRAM

                          RESTRICTIONS

Section 36.105 of the Texas Education Code permits participants in the Texas Optional Retirement Program ("ORP") to redeem their interest in a variable annuity contract issued under the ORP only upon:

  - termination of employment in the Texas public institutions of higher education,
  -  retirement, or
  -  death.

Accordingly, a participant in the ORP, or the participant's estate if the participant has died, will be required to obtain a certificate of termination from the employer before the Contract can be surrendered.


             DISTRIBUTION OF THE CONTRACTS

[TO THE LEFT OF THE NEXT PARAGRAPH THE FOLLOWING IS ENCASED IN A
BOX: We pay brokers to sell the Contracts.]

Carillon Investments, Inc. ("Carillon Investments," a wholly-owned subsidiary of Union Central whose principal business address is 1876 Waycross Road, Cincinnati, Ohio 45240), is the principal underwriter of the Contracts. Carillon Investments is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. We will pay Carillon Investments an amount no more than 5% of premiums received over the duration of the Contract, from which Carillon Investments will pay commissions to its own registered representatives or pay a reallowance to other broker-dealers who distribute the Contracts. When the surrender charges are reduced, the amount paid to Carillon Investments will be less than 5% of premiums.

                        VOTING RIGHTS

[TO THE LEFT OF THE NEXT PARAGRAPH THE FOLLOWING IS ENCASED IN A
BOX: You instruct us how to vote Fund shares.]

To the extent required by law, we will vote the Portfolio shares held by Carillon Account at shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccounts of Carillon Account. However, if legal requirements should change, and as a result, we determine that we are allowed to vote the Portfolio shares in our own right, we may elect to do so.

The number of votes which a person has the right to instruct will be calculated separately for each Subaccount. During the Pay-in Period, the number of votes for which you have a right to give instructions will be determined by dividing your Contract's accumulation value attributable to a subdivision by the net asset value per share of the corresponding Portfolio. During the Pay-out Period, the Annuitant has the voting interest. The number of votes during the Pay-out Period will be determined by dividing the reserve for that Contract held in a Subaccount by the net asset value per share of the corresponding Portfolio. During the Pay-out Period, the votes attributable to a Contract decrease as the reserves underlying the Contract decrease. In determining the number of votes, fractional shares will be recognized. Voting instructions will be solicited prior to a
Fund's shareholder meeting.   We will vote Fund shares held in
Carillon Account as to which we receive no timely instructions in proportion to the voting instructions received. Each person having a voting interest in a Subaccount will receive proxy material, reports and other materials relating to the appropriate Portfolio.


                      PERFORMANCE DATA

From time to time we may publish advertisements containing total return performance data relating to the Subaccounts of Carillon Account (including graphs, charts, tables and examples depicting that data). All performance data quoted represents only historical performance and is not intended to indicate future performance of the Subaccounts.

Total return for a Subaccount is the sum of all the Subaccount's earnings plus any changes in the value of its assets, reduced by all expenses accrued during a measuring period, expressed as a percentage of the amount invested for a one-year period. The total return figures advertised are average annual total returns for periods of one year and, when applicable, five years and ten years, and since inception of the Subaccounts. Total return omitting the effect of surrender charges may also be advertised for the same and other periods, to illustrate change in the value of the Variable Account during times when there is no sur-

render. Total return omitting the effect of charges not reflected in Accumulation Unit Values (surrender charges and the portion of the annual administration fee attributable to the Subaccount whose return is shown) may also be advertised for the same and other periods, usually in comparison with certain unmanaged market indices. Total return (whether including or excluding the effects of the charges described above) also may be shown in some advertisements on a cumulative basis.


                      FINANCIAL STATEMENTS


Financial statements of Carillon Account and Union Central are included in the SAI which may be obtained without charge by writing us at: P.O. Box 40409, Cincinnati, Ohio 45240-0409 or telephoning us at: 1-800-999-1840.

                          APPENDIX A

                   ACCUMULATION UNIT VALUES
       (for a unit outstanding throughout the period)

                                 Year ended December 31,
                       --------------------------------------------
                       1999      1998      1997      1996      1995
                       ----      ----      ----      ----      ----
ZENITH SUBACCOUNT
(formerly Equity
Subaccount)
Accumulation unit
value at beginning
of period               $41,397    $49.527   $41.682   $33.969   $27.147

Accumulation unit
value at end of
period                   $41.72    $41.397   $49.527   $41.682   $33.969

Number  of
accumulation units
outstanding,
end of period          1,334,722 2,575,127 2,907,000 2,723,705 1,981,958

Payout unit value      $41.72      $41.397   $49.527   $41.682   $33.969

Number of payout
units outstanding,
end of period           7,689        8,295     8,952     9,142     9,796
                                Year ended December 31,
                       --------------------------------------------
                       1994      1993      1992      1991      1990
                       ----      ----      ----      ----      ----
ZENITH SUBACCOUNT
Accumulation unit
value at beginning
of period              $26.628   $23.676   $21.491   $14.979   $17.977

Accumulation unit
value at end of
period                 $27.147   $26.628   $23.676   $21.491   $14.979

Number of
accumulation units
outstanding,
end of period           2,337,986 1,723790  1,312,947 1,057,669 936,036

Payout unit value        $27.147

Number of payout
units outstanding,
end of period             10,476

                                 Year ended December 31,
                       --------------------------------------------
                         1999
                         ----
BALANCED INDEX
SUBACCOUNT
Accumulation unit
value at beginning
of period                $10.00(f1>

Accumulation unit
value at end of period   $10.44

Number of accumulation
units outstanding,
end of period             1,590,562

                                 Year ended December 31,
                       --------------------------------------------
                       1999      1998      1997      1996      1995
                       ----      ----      ----      ----      ----
BOND SUBACCOUNT
Accumulation unit
value at beginning
of period              $29,003   $27.584   $25.210   $23.865   $20.341

Accumulation unit
value at end of
period                  $28.33   $29.003   $27.584   $25.210   $23.865

Number of accumulation
units outstanding,
end of period          840,552   1,011,680 766,722   672,511   574,421

                            Year ended December 31,
                       --------------------------------------------
                       1994      1993      1992      1991      1990
                       ----      ----      ----      ----      ----
BOND SUBACCOUNT
Accumulation unit
value at beginning
of period              $20.977   $19.014   $17.921   $15.424   $14.403

Accumulation unit
value at end of
period                 $20.341   $20.977   $19.014   $17.921   $15.424

Number of accumulation
units outstanding,
end of period          508,398   513,613   348,420   283,493   285,370

                                 Year ended December 31,
                       --------------------------------------------
                       1999      19978     1997       1996      1995
                       ----      ----      ----       ----      ----
S&P 500 INDEX
 SUBACCOUNT
Accumulation unit
value at beginning
of period              $18,876   $14.878   $11.375    $10.00<F2>

Accumulation unit
value at end of
period                 $22.47    $18.876   $14.878    $11.375

Number of accumulation
units outstanding,
end of period          4,969,188 3,469,857 2,041,455  869,681
                                 Year ended December 31,
                       --------------------------------------------
                         1999
                         ----
S&P MIDCAP 400
SUBACCOUNT
Accumulation unit
value at beginning
of period                $10.00(f3>

Accumulation unit
value at end of period   $11.02

Number of accumulation
units outstanding,
end of period            264,810

                                 Year ended December 31,
                       --------------------------------------------
                       1999      1998      1997      1996      1995
                       ----      ----      ----      ----      ----
CAPITAL GROWTH
 SUBACCOUNT
Accumulation unit
value at beginning
of period              $27.733   $22.803   $17.041   $14.394   $11.351

Accumulation unit
value at end of
period                  $37.04   $27.733   $22.803   $17.041   $14.394

Number of accumulation
units outstanding,
end of period          2,505,505 2,278,985 1,896,320 1,593,634 1,162,999

                                Year ended December 31,
                       --------------------------------------------
                       1994      1993      1992        1991      1990
                       ----      ----      ----        ----      ----
CAPITAL GROWTH
 SUBACCOUNT
Accumulation unit
value at beginning
of period              $12.749   $10.700   $10.000

Accumulation unit
value at end of
period                 $11.351   $12.749   $10.700

Number of accumulation
units outstanding,
end of period          439,914   70,218
                                 Year ended December 31,
                       --------------------------------------------
                       1999      1998      1997      1996      1995
                       ----      ----      ----      ----      ----
SCUDDER INTERNATIONAL
 SUBACCOUNT
Accumulation unit
value at beginning
of period              $20.180   $17.256   $16.054   $14.192   $12.958

Accumulation unit
value at end of period $30.80    $20.180   $17.256   $16.054   $14.192

Number of accumulation
units outstanding,
end of period          1,683,640 1,695,187 1,669,242 1,564,591 1,220,160
                                 Year ended December 31,
                       ---------------------------------------------
                         1994      1993      1992      1991      1990
                         ----      ----      ----      ----      ----
SCUDDER INTERNATIONAL
 SUBACCOUNT
Accumulation unit
value at beginning
of period                $13.259   $9.760    $10.000

Accumulation unit
value at end of period   $12.958   $13.259   $9.760

Number of accumulation
units outstanding,
end of period            1,095,214 362,172   43,624

                                 Year ended December 31,
                       --------------------------------------------
                       1999      1998      1997      1996      1995
                       ----      ----      ----      ----      ----
MONEY MARKET
 SUBACCOUNT<F4>
Accumulation unit
value at beginning
of period              $17.28    $16.627   $16.028   $15.468   $14.850

Accumulation unit
value at end of period $17.92    $17.280   $16.627   $16.028   $15.468

Number of accumulation
units outstanding,
end of period          695,976   489,588   433,296   477,679   368,444
                            Year ended December 31,
                       --------------------------------------------
                       1994      1993      1992      1991      1990
                       ----      ----      ----      ----      ----
MONEY MARKET
 SUBACCOUNT<F4>
Accumulation unit
value at beginning
of period              $14.526   $14.369   $14.122   $13.576   $12.709
Accumulation unit
value at end of period $14.850   $14.526   $14.369   $14.122   $13.576
Number of accumulation
units outstanding,
end of period          280,575   119,598   120,547   83,623    103,405

                                 Year ended December 31,
                       -----------------------------------------------
                         1999      1998      1997        1996     1995
                         ----      ----      ----        ----     ----
GROWTH WITH INCOME
 SUBACCOUNT
Accumulation unit
value at beginning
of period                $17.531   $14.521   $11.352   $10.000<F2>

Accumulation unit
value at end of period   $18.48    $17.531   $14.521   $11.352

Number of accumulation
units outstanding,
end of period            2,643,372 1,960,448 1,002,705 425,068
                                 Year ended December 31,
                       --------------------------------------------
                         1999      1998      1997      1996       1995
                         ----      ----      ----      ----       ----
HIGH INCOME SUBACCOUNT
Accumulation unit
value at beginning
of period                $11.961   $12.139   $10.841   $10.000<F2>

Accumulation unit
value at end of period   $12.58    $11.961   $12.139   $10.841

Number of accumulation
units outstanding,
end of period            569,104   442,315   269,398   108,723

                                 Year ended December 31,
                       -----------------------------------------------
                         1999      1998      1997        1996     1995
                         ----      ----      ----        ----     ----
EMERGING GROWTH
 SUBACCOUNT
Accumulation unit
value at beginning
of period                $16.431   $12.409   $10.000<F5>

Accumulation unit
value at end of period   $28.68    $16.431   $12.409

Number of accumulation
units outstanding,
end of period            1,778,952 855,018   224,193

                                 Year ended December 31,
                       --------------------------------------------
                         1999
                         ----
MFS TOTAL RETURN
SUBACCOUNT
Accumulation unit
value at beginning
of period                $10.00(f3>

Accumulation unit
value at end of period    $9.76

Number of accumulation
units outstanding,
end of period            141,613

                                 Year ended December 31,
                       --------------------------------------------
                         1999
                         ----
CAPITAL APPRECIATION
SUBACCOUNT
Accumulation unit
value at beginning
of period                $10.00<F3>

Accumulation unit
value at end of period   $13.95

Number of accumulation
units outstanding,
end of period            610,330<F6>

                                 Year ended December 31,
                       --------------------------------------------
                          1999     1998     1997
                          ----     ----     ----

TEMPLETON INTERNATIONAL
SUBACCOUNT
Accumulation unit value
at beginning of period    $11.727  $10.893  $10.000<F5>

Accumulation unit value
at end of period          $14.27   $11.727  $10.893

Number of accumulation
units outstanding,
end of period             516,736  466,880  266,657

<F1> Commencement of operations was May 3, 1999. Assets of Carillon Capital subaccount were transferred to the Carillon Balanced Index Subaccount on October 29, 1999.
<F2> Commencement of operations was May 1, 1996.
<F3> Commencement of operations was May 3, 1999.
<F4> Assets of Carillon Money Market Subaccount were transferred to the Scudder
Money Market Subaccount on November 12, 1993.
<F5> Commencement of operations was May 1, 1997.
<F6> Assets of American Century VP Capital Appreciation Subaccount were transferred to the AIM V.I. Capital Appreciation subaccount on October 29,
1999.

*Due to a change in accounting practices in 1999, values are no longer calculated to the thousandth place.

                          APPENDIX B

                  IRA DISCLOSURE STATEMENT


Part I of this statement is designed to help you understand the requirements, as they exist for tax years beginning on and after 1-1-2000, of federal tax law which apply to your traditional Individual Retirement Annuity (traditional IRA), your Simplified Employee Pension IRA (SEP-IRA for employer contributions), or to one purchased by your spouse (see Spousal IRAs below). Part II describes the requirements for your SIMPLE-IRA, and Part III describes the requirements for your Roth IRA. You can obtain more information regarding your IRA either from your sales representative or from any district office of the IRS, or by obtaining Publication 590 from IRS.

Seven-day Review Period

You have seven days after you sign your application to review this statement and the prospectus without obligation. If you notify us or your sales representative either orally or in writing within the seven-day period that you want to revoke your application, your entire purchase payment will be refunded to you. Our address and telephone number are as follows:

         The Union Central Life Insurance Company
                    P.O. Box 40888
               Cincinnati, Ohio 45240
Telephone: (513)595-2728 - 8:15 a.m.- 4:30 p.m. (Eastern Time
Zone)


Part I.  Traditional IRA and SEP-IRA

Eligibility Requirements

If neither you, nor your spouse, is an active participant (see
A. below) you may make a contribution of up to the lesser of $2,000 or 100% of compensation and take a deduction for the entire amount contributed. (Combined contributions to a traditional IRA and Roth IRA may not exceed $2,000 for the taxable year.) If you or your spouse is an active participant but have a combined adjusted gross income (AGI) below a certain level (see B. below), you may make a fully deductible contribution. If, however, you or your spouse is an active participant and your combined AGI is above the specified level, the amount of the deductible contribution you may make to an IRA is scaled down and eventually eliminated.

A. Active Participant

You are an "active participant" for a year if you are covered by a retirement plan during any part of that year. You are covered by a "retirement plan" for a year if your employer or union has a retirement plan under which money is added to your account or you are eligible to earn retirement credits. For example, if you are covered under a profit-sharing plan, certain government plans, a salary-reduction arrangement (such as a tax-sheltered annuity arrangement or a 401(k) plan), a simplified employee pension plan (SEP), a SIMPLE plan, or a pension plan which promises you a retirement benefit which is based upon the number of years of service you have with the employer, you are likely to be an active participant. (This includes Keogh/H.R. 10 plans.) Your Form W-2 for the year should indicate your participation status.

You are an active participant for a year even if you are not yet vested in your retirement benefit. Also, if you make required contributions or voluntary employee contributions to a retirement plan, you are an active participant. In certain plans you may be an active participant even if you were only with the employer for part of the year.

You are not considered an active participant if you are covered in a plan only because of your service as

  - an Armed Forces Reservist, for less than 90 days of active service; or
  - a volunteer firefighter covered for firefighting service by a government plan, which will not provide more than $1,800 per year at age 65.

Of course, if you are covered in any other plan, these exceptions do not apply.

If your spouse is an active participant, by employing similar rules as above to his or her situation, but you are not, deductibility for your traditional IRA will be phased out as described below, unless you file separately and do not live together at any time during the tax year.

B. Adjusted Gross Income (AGI)

If you are an active participant, you must look at your Adjusted Gross Income for the year (if you and your spouse file a joint tax return you use your combined AGI) to determine whether you can make a deductible IRA contribution. Your tax return will show you how to calculate your AGI for this purpose. If you are at or below a certain AGI level, called the "Threshold Level," you are treated as if you were not an active participant and can make a deductible contribution under the same rules as a person who is not an active participant.

If you are single, your Threshold Level is $32,000 for taxable years beginning in 2000. The Threshold Level if you are married and file a joint tax return is $52,000 for taxable years beginning in 2000, and if you are married but file a separate tax return, the Threshold Level is $0. If you are married but file separately and you live apart from your spouse for the entire year, the IRS will treat you as not being married for purposes of active participant status and the Threshold Level. Thus, your Threshold Level is $32,000 for 2000. The Threshold Level is established for future years as follows:


                        Joint Returns

            For taxable years          The applicable
              beginning in:            Threshold Level
              2000                        $52,000
              2001                        $53,000
              2002                        $54,000
              2003                        $60,000
              2004                        $65,000
              2005                        $70,000
              2006                        $75,000
              2007 and thereafter         $80,000


                       "Single" Returns

            For taxable years          The applicable
              beginning in:            Threshold Level
              2000                        $32,000
              2001                        $33,000
              2002                        $34,000
              2003                        $40,000
              2004                        $45,000
              2005 and thereafter         $50,000


If your AGI is less than $10,000 above your Threshold Level, you will still be able to make a deductible contribution but it will be limited in amount. The amount by which your AGI exceeds your Threshold Level (AGI--Threshold Level) is called your Excess AGI. The Maximum Allowable Deduction is $2,000. You can estimate your Deduction Limit or calculate it as follows:


$10,000 minus Excess AGI divided by $10,000 times Maximum
Allowable Deduction equals Deduction Limit



You must round up the result to the next highest $10 level (the next highest number which ends in zero). For example, if the result is $1,524, you must round it up to $1,530. If the final result is below $200 but above zero, your Deduction Limit is $200. Your Deduction Limit cannot, in any event, exceed 100% of your compensation.

If you and your spouse file a joint tax return, and only one of you is an active participant, the applicable Threshold Level for the one who is not an active participant is $150,000 and the denominator of the fraction given above remains at $10,000.

Deductible Contributions

If you satisfy the eligibility requirements described above, contributions to your IRA will be deductible up to the deduction limit whether or not you itemize deductions on your federal income tax return. IRA or SEP-IRA contributions must be made by no later than the time you file your income tax return for that year (i.e., April 15 if you are a calendar-year taxpayer) with no extensions.

Under certain circumstances an employee may elect to have the employer make up to $10,000 (as adjusted for inflation) in salary-reduction contributions to a SEP. Under a SEP-IRA agreement, the maximum annual contribution which your employer may make to a SEP-IRA contract is 15% of your compensation. Compensation is limited to $170,000 in 2000 (as adjusted for inflation.) Employer contributions to a SEP-IRA are excludable from the employee's gross income rather than being deductible.

If you or your employer should contribute more than the maximum contribution amount of your IRA or SEP-IRA, the excess amount will be considered an "excess contribution." You are permitted to withdraw an excess contribution from your IRA or SEP-IRA before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is:

  -  withdrawn before the end of the following year, or
  -  treated as a current contribution for the following year.

No contribution may be made to your traditional IRA or no independent contribution by you to your SEP-IRA during or after the tax year in which you attain age 70-1/2.

Nondeductible Contributions

Even if you are above the Threshold Level and thus may not make a deductible contribution of $2,000, you may still contribute up to the lesser of 100% of compensation or $2,000 to a traditional IRA. The amount of your contribution which is not deductible will be a nondeductible contribution to the IRA. You may also choose to make a contribution nondeductible even if you could have deducted part or all of the contribution. Interest or other earnings on your IRA contribution, whether from deductible or nondeductible contributions, will not be taxed until taken out of your IRA and distributed to you.

If you make a nondeductible contribution to an IRA you must report the amount of the nondeductible contribution to the IRS by including form 8606 as a part of your tax return for the year. There is a $50 penalty for failure to file Form 8606, entitled Nondeductible IRA Contributions, IRA Basis, and Nontaxable IRA Distributions.

You may make a $2,000 contribution at any time during the year, if your compensation for the year will be at least $2,000, without having to know how much will be deductible. When you fill out your tax return you may then figure out how much is deductible.

You may withdraw an IRA contribution made for a year any time before April 15 of the following year. If you do so, you must also withdraw the earnings attributable to that portion and report the earnings as income for the year for which the contribution was made. If some portion of your contribution is not deductible, you may decide either to withdraw the nondeductible amount, or to leave it in the IRA and designate that portion as a nondeductible contribution on your tax return.

Spousal IRAs

Your spouse may make a contribution to a spousal IRA if he or she files a joint tax return with you and his or her gross income (if any) for the taxable year is less than yours. The maximum amount allowable as a contribution to the spousal IRA is limited to the lesser of (a) $2,000, and (b) the total of both spouses' gross income reduced by the amount contributed for your own IRA and your own Roth IRA. This means that the total contributions that can be made to your and your spouse's IRAs can be as much as $4,000 for the taxable year.

The amount which your spouse may deduct for a spousal IRA is limited by application of the rules for active participation as described in "Eligibility Requirements," above.

You may not make a contribution to your IRA for any tax year during which and after you attain age 70-1/2. Your spouse, however, may make contributions to his or her spousal IRA until the tax year in which he or she reaches age 70-1/2 if the other conditions mentioned in the previous paragraphs are met.

Rollover Contributions

Once every year, you are permitted to withdraw any portion of the value of your traditional IRA or SEP-IRA and reinvest it in another traditional IRA. Withdrawals may also be made from other traditional IRAs and contributed to this IRA. This transfer of funds from one traditional IRA to another is called a "rollover" IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another traditional IRA within 60 days after the date it is received. You will not be allowed a tax deduction for the amount of any rollover contribution. A direct transfer of funds from one IRA to another IRA is permitted. Such direct transfers are not limited to one per year.

A similar type of rollover can be made with the proceeds of a qualified distribution from a qualified retirement plan (including TDA and HR-10 plans). Distributions from tax-deferred annuities or qualified pension or profit sharing plans that are eligible for "tax-free rollover" will be subject to an automatic 20% federal income tax withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement permitted under the Internal Revenue Code. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. Unless you were a self-employed participant in the distributing plan, you may later rollover such a contribution to another qualified retirement plan as long as you have not mixed it with IRA or SEP-IRA contributions.

Premature Distributions

At no time can interest in your IRA or SEP-IRA be forfeited. To insure that your contributions will be used for your retirement, the federal tax law does not permit you to use your IRA or SEP-IRA as a security for a loan or borrow on your IRA or SEP-IRA. Furthermore, as a general rule, you may not sell or assign your interest in your IRA or SEP-IRA to anyone. Use of an IRA or SEP-IRA as security or assignment of it to another will invalidate the entire annuity. The portion attributable to your deductible contributions and all earnings will be includable in your income in the year it is invalidated and will be subject to a 10% penalty if you are not at least age 59-1/2 or totally disabled, or if you do not meet certain other limited exceptions. (You may, however, assign your IRA or SEP-IRA without penalty to your former spouse in accordance with the terms of a divorce decree.)

You may surrender any portion of the value of your IRA or SEP-IRA. In the case of a surrender which does not qualify as a rollover, the amount withdrawn which is attributable to your deductible contributions and all earnings will be includable in your income and subject to the 10% penalty if you are not at least age 59-1/2 or totally disabled, or if you do not meet certain other limited exceptions described in the following sentences. The 10% penalty does not apply to:

  - an amount equal to unreimbursed medical expenses in excess of 7.5% of your Adjusted Gross Income (AGI), or
  - amounts withdrawn to pay for medical insurance for you and your spouse and dependents if you have separated from employment and received unemployment compensation for at least 12 consecutive weeks, and the withdrawal is made in the year unemployment compensation is received or in the following year, or
  -  surrenders for "qualified higher education expenses," or
  - a withdrawal up to $10,000 which is a "qualified first-time home distribution."

Qualified higher education expenses include tuition, as well as room and board, fees, books, supplies and equipment required for enrollment or attendance at a post-secondary education institution. Such qualified higher education expenses may be incurred by you or your spouse, or any child or grandchild of you or your spouse. A qualified first-time home distribution is one which is used within 120 days to rebuild, build or buy your principal residence or the principal residence of your spouse, child, grandchild or ancestor in a situation in which you or your spouse did not have any ownership interest in a principal residence in the two years ending on the date of acquisition of the residence at issue.

There is no 10% penalty if the IRA distributions are in substantially equal amounts (at least annually) over your life or life expectancy, or the joint lives or life expectancies of you and your beneficiary, and there is no 10% penalty for payments due to your death.

The 10% penalty tax does not apply to the distribution of excess contributions if you receive such distribution on or before the due date (including extensions of time) for filing your tax return, you did not deduct such excess contribution, and you also received the net income attributable to such excess contribution. However, the net income must be reported and may be subject to the 10% penalty tax. Unless you are 59-1/2, totally disabled, or meet the limited exceptions mentioned in the previous paragraph, a 10% penalty tax will be imposed on the part of an excess contribution greater than $2,000 which is withdrawn after your tax filing date.

Because nondeductible IRA contributions are made using income which has already been taxed (that is, they are not deductible contributions), the portion of the IRA distributions consisting of nondeductible contributions will not be taxed again when received by you. If you make any nondeductible IRA contributions, each distribution from your IRAs will consist of a nontaxable portion (return of nondeductible contributions) and a taxable portion (return of deductible contributions, if any, and account earnings).

The following formula is used to determine the nontaxable portion of your distributions for a taxable year:


Remaining Nondeductible Contributions divided by Year-end total of traditional IRA account balances times Total Distributions
(for the year) equals Nontaxable Distribution (for the year)

To compute the year-end total of traditional IRA account balances you treat all of your traditional IRAs as a single IRA.
This includes all traditional IRAs, as well as SEP-IRAs, and Rollover IRAs. You also add back the distributions taken during the year.

Distributions

A. Inadequate or Underdistributions - 50% Tax

Your IRA or SEP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either receive a lump-sum distribution of your IRA or start to receive distribution payments by the April 1 following the end of the calendar year in which you attain age 70-1/2. If you elect other than a lump-sum distribution, the distribution must begin not later than the commencement date previously stated, and for each succeeding year a distribution must be made on or before December 31. If the payments are not sufficient to meet the requirements, an excise tax of 50% will be imposed on the amount of any underpayment.


B. Distribution Forms

By the required beginning date, you may elect to have the balance in the account disbursed in one of the following forms:

  -  a single sum payment;
  -  equal or substantially equal payments over your life;
  - equal or substantially equal payments over the lives of you and your designated beneficiary;
  - equal or substantially equal payments over a specified period that may not be longer than your life expectancy; or
  - equal or substantially equal payments over a specified period that may not be longer than the joint life and last survivor expectancy of you and your designated beneficiary.

C. Death Benefits

If you die before your entire interest is distributed, the entire remaining interest will be disbursed as follows:

- If you die on or after disbursements have begun under B., the entire remaining interest must be disbursed at least as rapidly as provided under B.

- If you die before disbursements have begun under B., the entire remaining interest must be disbursed as elected by you or, if you have not so elected, as elected by the beneficiary or beneficiaries, as follows:

   - by December 31st of the year containing the fifth anniversary of your death;or

   - in equal or substantially equal payments over period no longer than the life or life expectancy of the designated beneficiary or beneficiaries starting by December 31st of the year following the year of your death. If, however, the beneficiary is your surviving spouse, then this disbursement is not required to begin before December 31st of the year in which you would have turned 70-1/2.

Unless you otherwise elect prior to the commencement of disbursements under B or, if applicable, by the surviving spouse where you die before disbursements have commenced, life expectancies of you or your spouse beneficiary shall be recalculated annually for purposes of disbursements under B and
C. An election not to recalculate shall be irrevocable and shall apply to all subsequent years. The life expectancy of a non-spouse beneficiary shall not be recalculated.

Prototype Status

The IRS reviewed the format of your IRA, and issued an opinion letter to us on May 19, 1986, stating that your IRA qualifies as a prototype IRA.

Reporting to the IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions, or 50% for distribution underpayments), you must file Form 5329 with the IRS. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

Part II.  SIMPLE-IRA

A SIMPLE-IRA is one that is issued in conjunction with your employer's "savings incentive match plan for employees" (SIMPLE-IRA plan) which meets the requirements of Section 408 (p) of the Internal Revenue Code (Code). You should consult with your employer concerning the actual provisions of the SIMPLE-IRA plan pertaining to participation requirements, the amount of employee and employer contributions and other SIMPLE-IRA plan provisions. The following discussion concerns your SIMPLE-IRA in place of the discussion concerning a traditional IRA or SEP-IRA in Part I, above or the discussion in Part III of Roth IRA, unless otherwise noted.

Contributions

Your SIMPLE-IRA will accept only a cash contribution made by an employer on your behalf under a SIMPLE-IRA plan that meets the requirements of Section 408(p) of the Code, and a rollover contribution or a transfer of assets from another SIMPLE-IRA of yours. No other contributions will be accepted.

Any refund of premiums (other than those attributable to excess contributions) will be applied, before the close of the calendar year following the year of the refund, toward the payment of future premiums or the purchase of additional benefits.

Rollovers and Transfers

Prior to the expiration of the two-year period beginning on the date you first participated in any SIMPLE-IRA plan maintained by your employer, any rollover or transfer by you of funds from this SIMPLE-IRA must be made to another SIMPLE-IRA of yours.
Any distribution of funds to you during this two-year period may be subject to a 25% additional tax as a premature distribution if you do not roll over the amount distributed into a SIMPLE-IRA. After the expiration of this two-year period, you may roll over or transfer funds to any of your IRAs that are qualified under Section 408(a), (b) or (p) of the Code.

Premature Distributions, Distributions and Reporting to the IRS

Rules similar to those pertaining to SEP-IRAs as discussed in
Part I, above, in relation to premature distributions and distributions generally apply to your SIMPLE-IRA. See the section entitled "Reporting to the IRS" in Part I for an appropriate discussion of those requirements.

Prototype Status

The IRS reviewed the format of your SIMPLE-IRA and issued an opinion letter to us on September 26, 1997, stating that your Contract qualifies as a prototype SIMPLE-IRA.

Part III.  Roth IRA

A Roth IRA must meet the requirements of Section 408A of the Code. The following discussion concerns your Roth IRA in place of the discussion concerning a traditional IRA or SEP-IRA in
Part I, or the discussion of the SIMPLE-IRA in Part II, above, unless otherwise noted.

Contributions

If your Roth IRA is not designated as a Roth Conversion IRA, then, except in the case of a rollover contribution described in
Section 408A(e) of the Code, it will accept only cash contributions and only up to a maximum amount of $2,000 for any of your tax years. (The aggregate amount of contributions for all of your Roth IRAs and traditional IRAs may not exceed $2,000.) If this Roth IRA is designated as a Roth Conversion IRA, no contributions other than IRA Conversion Contributions made during the same tax year will be accepted. Contributions may be made even after you attain age 70-1/2.

A Roth Conversion IRA is a Roth IRA that accepts only IRA
Conversion Contributions made during the same tax year.

IRA Conversion Contributions are amounts rolled over, transferred, or considered transferred from a non-Roth IRA to a Roth IRA. A non-Roth IRA is an individual retirement account or annuity described in Section 408(a) or 408(b) of the Code, other than a Roth IRA.

Any refund of premiums (other than those attributable to excess contributions) will be applied, before the close of the calendar year following the year of the refund, toward the payment of future premiums or the purchase of additional benefits.

Limitations on Contributions

The $2,000 limit described in the previous section is gradually reduced to $0 between certain levels of Adjusted Gross Income ("AGI"). If you are single, the $2,000 annual contributions is phased out between AGI of $95,000 and $110,000; if you are married and file jointly, between AGI of $150,000 and $160,000; and if you are married and file separately, between $0 and $10,000. You may not make an IRA Conversion Contribution during a tax year if your AGI for that year exceeds $100,000 or if you are married and file a separate return for that tax year. Roth IRA contributions must be made no later than the time you file your income tax return for that year (i.e., April 15, if you are a calendar year taxpayer) with no extensions.

If you should contribute more than the maximum contribution amount to your Roth IRA, the excess amount will be considered an "excess contribution." You are permitted to withdraw an excess contribution from your Roth IRA before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution. (See Reporting to the IRS in Part I, above.).

Tax Treatment of Contributions

No federal tax deduction is allowed for your contributions to a Roth IRA.

Required Distribution on Benefits (Required Only Upon Your
Death)

(The term "designated beneficiary" means any individual designated as beneficiary by you.)

A. If you die before your entire interest is distributed and your surviving spouse is not your sole designated beneficiary, the entire remaining interest will at your election, or it you have not so elected, at the election of the designated beneficiary, either:

   (1) be distributed by December 31 of the year containing the fifth anniversary of your death; or

   (2) be distributed over the life expectancy of the designated beneficiary starting no later than December 31 of the year following your death. If distributions do not begin by the date described in (2) above, distribution method (1) will apply.

B. In the case of distribution method (A)(2) above, to determine the minimum annual payment for each year, divide your entire interest as of the close of business on December 31 of the preceding year, by the life expectancy of the designated beneficiary, using the attained age of the designated beneficiary as of the beneficiary's birthday in the year distributions are required to commence, and subtract one for each subsequent year.

C. If your spouse is your sole designated beneficiary on your death, such spouse will then be treated as you, the person originally establishing this Roth IRA.

Taxation of Distributions.

A distribution from your Roth IRA is not includible in income if it is a "qualified distribution" A "qualified distribution" is one that is not made within the first five years beginning with the first tax year in which you made a contribution to your Roth IRA, and which is made when you are at least age 59-1/2 or totally disabled or to your estate upon your death or due to a qualified first-time home distribution. (See the discussion under the Premature Distributions section of Part I, above, concerning what a qualified first-time home distribution is.)

If a distribution from your Roth IRA is not a qualified distribution as described in the previous paragraph, it will be includible in your income to the extent that it is not treated as made from a contribution. This is determined by adding your current distribution to the total amount of all previous distributions and comparing this total with the amount of your contributions to your Roth IRA.

If, within the 5 year period starting with the year of a Conversion Contribution, any part of a withdrawal from this Roth
IRA is from the taxable part of an amount converted, the 10% tax on premature distributions applies, unless one of the exceptions applies.

For purposes of determining the correct tax treatment of withdrawals (other than the withdrawal of excess contributions and the earnings on them), the following rule sets forth the order of withdrawal:

   1.   regular contributions;
   2. Conversion Contributions, on a first-in-first-out basis, and then taken account of as the taxable portion first and then the nontaxable portion;
   3.   earnings on contributions.

As with a Traditional IRA, you may not use your Roth IRA as a security for a loan or borrow on your Roth IRA.

Prototype Status

Your Roth IRA is deemed to meet the statutory requirement for a Roth IRA pursuant to IRS guidelines.

Part IV.  Recharacterizations

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA, for example, going from a Roth IRA to a traditional IRA. This is called recharacterizing the contribution.

To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a trustee-to-trustee transfer.
If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. The contribution will not be treated as having been made to the second IRA unless the transfer includes any net earnings allocable to the contribution. After the transfer has taken place, you cannot change your election to recharacterize.

You must report the recharacterization, and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made. No deduction is allowed for the contribution to the first IRA and any net earnings transferred with the recharacterized contribution are treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent that any deduction was allowed with respect to the contribution to the first IRA.

                          PART B


                INFORMATION REQUIRED IN A
           STATEMENT OF ADDITIONAL INFORMATION


                        CARILLON ACCOUNT
----------------------------------------------------------------
                               of

            THE UNION CENTRAL LIFE INSURANCE COMPANY

   1876 Waycross Road . Cincinnati, Ohio 45240 . 513-595-2600



             STATEMENT OF ADDITIONAL INFORMATION


May 1, 2000

     This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Accordingly, this Statement should be read in conjunction with Carillon Account's ("CA") current Prospectus, dated May 1, 2000, which may be obtained by calling The Union Central Life Insurance Company ("Union Central") at (513) 595-2600, or writing to P.O. Box 40409, Cincinnati, Ohio 45240-0409.


               _______________________________



                     TABLE OF CONTENTS


                                                          Page

Distribution of Contracts..................................B-2
Determination of Annuity Payments..........................B-2
Performance Data Advertising...............................B-3
Federal Tax Matters........................................B-4
Miscellaneous Contract Provisions..........................B-6
Custody of CA's Assets.....................................B-7
Experts....................................................B-7
Financial Statements of CA and of Union Central

                    DISTRIBUTION OF CONTRACTS

     Contracts are offered on a continuous basis through life insurance agents of Union Central who are also registered representatives of Carillon Investments, Inc., or another broker-dealer member of the National Association of Securities Dealers, Inc.

     As underwriter of the Contracts, the following distribution fees were paid to Carillon Investments, Inc., by Union Central:


                      Year        Amount
                      1999     $3,015,423
                      1998     $3,313,196
                      1997     $3,447,836



              DETERMINATION OF ANNUITY PAYMENTS

     The amount of the first Variable Annuity payment is calculated by applying the Accumulation Value (less any premium tax charge deducted at this time), measured as of a date not more than 10 business days prior to the Maturity Date, to the Annuity Tables in the Contract. This is done separately for each amount to be used to provide an annuity reserved for in a different Subaccount.

     The first Variable Annuity payment is divided by the appropriate Annuity Unit value (as of the same date that the amount of the first payment was determined) to determine the number of Annuity Units upon which later annuity payments will be based. This number of Annuity Units will not change. Variable Annuity payments after the first will be equal to the number of Annuity Units determined in this manner times the Annuity Unit value for each respective Subaccount calculated on a uniform basis not more than 10 business days before each annuity payment is due.

     Annuity Unit Value - The value of an Annuity Unit in each
Subaccount of CA was initially set at $10. Annuity Units of each Subaccount are valued separately and will vary with the investment experience of the particular Subaccount.

     The value of the Annuity Unit for each Subaccount at the end of any valuation period is calculated by: (a) multiplying the prior Annuity Unit value by the Subaccount's Net Investment Factor for the period; and then (b) adjusting the result to compensate for the interest rate assumed in the annuity tables used to determine the dollar amount of the first Variable Annuity payment. In this manner, the Annuity Unit values will most likely change (except when the investment performance exactly equals the assumed interest rate) for each annuity payment (although the number of Annuity Units will remain fixed) and therefore the amount of the Variable Annuity payments will most likely vary.

                  Performance Data Advertising


     As noted in the Prospectus, CA occasionally may publish advertisements that contain total return performance data relating to its Subaccounts. Tables of historical Accumulation Unit Values for each Subaccount may be included in advertising or sales literature that contains total return calculations as described below. The following table sets forth the performance data for each of the Subaccounts of the type that will be used in advertising, in each case for the period ended December 31, 1999.


                               Average Annual Total Return       Average Annual Total Return
                           (Based on Accumulation Unit Values)   (Standardized Total Return)

                        Inception  One  Five   Ten   Since      One    Five   Ten   Since
Subaccounts                Date   Year  Years  Years Inception  Year   Years  Years Inception
Zenith (formerly Equity)  6/7/85   0.78%  8.97%  8.78%  10.30%  -6.34%  7.99%  8.65%  10.04%
Bond                      8/26/85 -2.32%  6.85%  7.00%   7.52%  -9.23%  5.89%  6.86%   7.29%
S&P MidCap 400 Index      5/3/99      -      -      -   10.22%      -      -      -    2.46%
S&P 500 Index             5/1/96  19.03%     -      -   24.69%  10.63%     -      -   22.86%
Balanced Index            5/3/99      -      -      -    4.44%      -      -      -   -2.92%
Scudder International     5/1/92  52.62% 18.90%     -   15.79%  41.85% 17.83%     -   15.52%
Capital Growth            5/1/92  33.56% 26.69%     -   18.61%  24.13% 25.55%     -   18.34%
Money Market *            7/15/85  3.74%  3.85%  3.49%   4.08%  -3.59%  2.91%  3.36%   3.84%
AIM Capital Appreciation  5/3/99      -      -      -   39.49%      -      -      -   29.67%
Growth with Income        5/1/96   5.38%     -      -   18.21%  -2.07%     -      -   16.48%
High Income               5/1/96   5.16%     -      -    6.45%  -2.28%     -      -    4.89%
Emerging Growth           5/1/97  74.53%     -      -   48.41%  62.22%     -      -   44.90%
Total Return              5/3/99      -      -      -   -2.37%      -      -      -   -9.25%
Templeton International   5/1/97  21.71%     -      -   14.26%  13.12%     -      -   11.56%

* Although the Money Market Subaccount began investing in the Scudder Variable Life Investment Fund Money Market Portfolio on November 12, 1993, the performance data quoted reflects the performance of the Scudder Fund Money Market Portfolio since the inception of the Money Market Subaccount.

     Average annual total return is the average annual compounded rate of return that equates a purchase payment on the first day to the market value of that purchase payment on the last day of the period for which total return is calculated.
For purposes of the calculation, it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated. Expenses and charges incurred by the Fund and charges measured as a percentage of Subaccount assets are reflected in changes in unit values. The typical effect of the annual administration fee is included in the total return calculations, other than those measured by changes in Accumulation Unit Value, by multiplying $30 by the total number of contracts in CA and then dividing that total by the average net assets of CA (including contract assets allocated to the Guaranteed Account) for the year measured. The resulting percentage is then multiplied by the average value of the $1,000 investment during the year measured. For less than one year periods, 1/365 of the fee is assumed to be deducted for each day of the period. Total return figures that include the impact of surrender charges assume that the investment is withdrawn from the Subaccount at the end of the period for which return is calculated.

     From time to time, advertisements for CA may include comparisons of performance of the Subaccounts to that of various market indices, including, but not limited to: the Salomon Brothers Investment Grade Bond Index, the Salomon Brothers U.S. Treasury Bill Index, the Shearson Lehman Government/Corporate Bond Index, the S&P 500 Index, the S&P MidCap 400 Index, the Russell 2000 Index, the Nasdaq-100 Index, the Dow Jones Industrial Average, the Donoghue Money Fund 30-Day Average Yield, and the Lipper Variable Insurance Products Performance Analysis Service.

     CA advertisements may also include performance rankings (or information based on those rankings) compiled by various independent organizations, including but not limited to: LIPPER ANALYTICAL SERVICES MUTUAL FUNDS SURVEY, LIPPER VARIABLE INSURANCE PRODUCTS PERFORMANCE ANALYSIS SERVICE, THE VARDS REPORT, SYLVIA PORTER PERSONAL FINANCE, FINANCIAL SERVICES WEEK, CONSUMER REPORTS, MONEY MAGAZINE, FORBES MAGAZINE, AND FORTUNE MAGAZINE.


                   FEDERAL TAX MATTERS

Taxation of Union Central

     Union Central is taxed as a life insurance company under
Part I of Subchapter L of the Internal Revenue Code ("Code"). Since CA is not an entity separate from Union Central, and its operations form a part of Union Central, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of CA are reinvested and taken into account in determining the Accumulation and Annuity Unit values. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a Contract issued in connection with CA. Accordingly, Union Central does not anticipate that it will incur any federal income tax liability attributable to CA, and therefore Union Central does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in Union Central being taxed on income or gains attributable to CA or certain types of Contracts, then Union Central may impose a charge against CA (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

Tax Status of the Contracts

     Section 817(h) of the Code provides that separate account investments (or the investments of a mutual fund the shares of which are owned by separate accounts of insurance companies) underlying the Contract must be "adequately diversified" in accordance with Treasury regulations in order for the Contract to qualify as an annuity contract under Section 72 of the Code. The Separate Account, through each Portfolio of the Funds, intends to comply with the diversification requirements prescribed in regulations, which affect how the assets in each Portfolio of the Funds in which the Separate Account invests may be invested. Union Central does not have control over the Funds or their investments. However, Union Central believes that each Portfolio in which the Separate Account owns shares will meet the diversification requirements and that therefore the Contracts will be treated as annuities under the Code.

     The Treasury has stated that regulations on diversification requirements do not provide guidance concerning the extent to which contract holders may direct their investments to the Portfolios of the Funds. Regulations in this regard may be issued in the future. It is possible that when regulations are issued the Funds may not be in compliance with such regulations. Although Union Central can provide no assurances that any such regulations will not adversely affect the tax treatment of existing Contracts in all events, based upon a private letter ruling Union Central has received on the Contracts, Union Central believes that any such regulations would be applied only on a prospective basis. For these reasons, Union Central reserves the right to modify the Contract as necessary to prevent the contract holder from being considered the owner of the assets of the Funds or otherwise to qualify the contract for favorable tax treatment.

     In addition, Nonqualified Contracts will not be treated as annuity contracts for purposes of Section 72 unless such contracts provide: (a) that if the contract holder dies on or after the annuity starting date but prior to the time before the entire interest in the contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution in effect at the time of the contract holder's death; and (b) if the contract holder dies prior to the annuity starting date, the entire interest must be distributed within five years after the death of the contract holder. These requirements should be considered satisfied if any portion of the contract holder's interest which is payable to or for the benefit of a "designated beneficiary" is distributed over the life of such designated beneficiary (or over a period that does not extend beyond the life expectancy of the designated beneficiary) and such distributions begin within one year of the contract holder's death. (A contract holder's designated beneficiary is the person to whom ownership of the Contract passes by reason of death and must be a natural person.) However, if the contract holder's designated beneficiary is the surviving spouse of the contract holder, the contract may be continued in the name of the spouse as the contract holder. Union Central believes that the Contracts described in this Prospectus meet these requirements. However, no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to assure that they comply with the Code requirements. Other rules may apply to Qualified Contracts.

     For a discussion of the tax treatment of the contracts as annuities under Section 72, see "Tax Status of the Contracts" in the Prospectus.


              MISCELLANEOUS CONTRACT PROVISIONS

Delay of Payments

     Union Central will pay all amounts due from the Variable
Account under the Contract within seven days, unless:

     (1) The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

     (2) An emergency exists as defined by the Securities and Exchange Commission; or

     (3) The Securities and Exchange Commission permits delay for the protection of the security holders.

Participating

     The Contract is issued on a participating basis, and as such is eligible to share in Union Central's profits and surplus to the extent determined by Union Central's Board of Directors in its sole discretion. Union Central anticipates that such participation, if at all, will be small in amount and will occur only in later years of the Contract.

Misstatement and Proof of Age, Sex or Survival

     Proof of age, sex, or survival of the Annuitant and any contingent Annuitant may be required prior to making annuity payments under any Annuity Option which depends on the continuation of life. If any age or sex has been misstated, Union Central will pay the amounts which would have been provided at the correct age and sex. After the annuity payments begin, Union Central will make up any underpayments in a lump sum with the next annuity payment. Any overpayments will be deducted from future annuity payments until the overpayment is made up.

Settlements

     Union Central may require the return of the Contract prior to any settlement. Due proof of the Annuitant's death must be received prior to settlement of a death claim.

Assignments

     The Contract Owner may assign the Contract prior to the Maturity Date and during the Annuitant's lifetime, subject to the rights of any irrevocable Beneficiary, although the ability to assign certain Qualified Contracts may be restricted. An assignment will not be binding until received in writing by Union Central, and Union Central will not be responsible for the validity of an assignment. An assignment or pledge of the Contract may result in income tax liability to the owner.

     No Beneficiary may assign benefits under the Contract until they are due, and to the extent permitted by law, payments are not subject to the debts of any Beneficiary or to any judicial process for payment of the Beneficiary's debts.

Modification

     Union Central may not modify the Contract without the consent of the Contract Owner except to make the Contract meet the requirements of the Investment Company Act of 1940, or to make the Contract comply with any changes in the Internal Revenue Code or as required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity.


                   CUSTODY OF CA'S ASSETS

     Title to the assets of CA is held by Union Central.
Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts.


                         EXPERTS

     The financial statements of CA at December 31, 1999 and 1998 and for the years then ended, and of the Union Central Life Insurance Company at December 31, 1999 and 1998 and for the years then ended appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon also appearing elsewhere herein. Such financial statements have been included herein in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

                      CARILLON ACCOUNT
                    FINANCIAL STATEMENTS
                YEAR ENDED DECEMBER 31, 1999

Ernst & Young
                Ernst & Young LLP       Phone: (513) 621-6454
                1300 Chiquita Center          www.ey.com
                250 East Fifth Street
                Cincinnati, Ohio 45202


               Report of Independent Auditors
---------------------------------------------------------------


To the Contract holders of Carillon
   Account and the Board of Directors of
   The Union Central Life Insurance Company

We have audited the accompanying statement of assets and liabilities of the Carillon Account (comprised of the Carillon Fund, Inc.'s Equity, Balanced Index, Bond, S&P MidCap 400 Index, and S&P 500 Index Subaccounts, the Scudder Variable Life Investment Fund's Money Market, Capital Growth, and International Subaccounts, the MFS Variable Insurance Trust's Growth with Income, High Income, Total Return, and Emerging Growth Subaccounts, the AIM Variable Insurance Fund, Inc.'s Capital Appreciation Subaccount, and the Templeton Variable Products Series Fund's International Subaccount) as of December 31, 1999, the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended for the Carillon Fund, Inc.'s Equity, Bond and S&P 500 Index Subaccounts, the Scudder Variable Life Investment Fund's Money Market, Capital Growth and International Subaccounts, MFS Variable Insurance Trust's Growth with Income, High Income and Emerging Growth Subaccounts, and the Templeton Variable Products Series Fund's International Subaccount, the related statement of operations and the statement of changes in net assets for the period from May 3, 1999 to December 31, 1999 for the Carillon Fund, Inc.'s Balanced Index and S&P MidCap 400 Index Subaccounts, MFS Variable Insurance Trust's Total Return Subaccount, and the AIM Variable Insurance Fund, Inc.'s Capital Appreciation Subaccount, and the related statement of operations for the period January 1, 1999 to October 29, 1999 and the statement of changes in net assets for the year ended December 31, 1998 and the period January 1, 1999 to October 29, 1999 for the Carillon Fund, Inc.'s Capital Subaccount and the American Century Variable Portfolio, Inc.'s Capital Appreciation Subaccount. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the applicable transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Carillon Account at December 31, 1999, the results of their operations for the year then ended and changes in their net assets for each of the two years in the period then ended or for the period from May 3, 1999 to December 31, 1999 in conformity with accounting principles generally accepted in the United States.

                                      /s/ Ernst & Young


Cincinnati, Ohio
February 28, 2000

                    CARILLON ACCOUNT
          STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------
DECEMBER 31, 1999

                                                   Carillon Fund, Inc.
                                                  (affiliated issuers)
                            -----------------------------------------------------------------
                                           Balanced                  S&P           S&P MidCap
                             Equity        Index        Bond         500 Index     400 Index
                             Subaccount    Subaccount   Subaccount   Subaccount    Subaccount
                             ----------    ----------   ----------   ----------    ----------
ASSETS
Investments in securities
 of unaffiliated issuers
 at fair value (cost
 $8,614,108; $61,023,719;
 $36,627,391; $42,307,669;
 $7,350,207; $29,250,651;
 $1,397,529; $6,537,660;
 $6,729,356)
Investments in shares
 of Carillon Fund, Inc.,
 at fair value (cost
 $72,623,613; $15,522,245;
 $25,602,462; $84,383,681;
 $2,755,933)                 $55,943,215   $16,218,300  $23,883,520  $111,856,633  $2,989,910
                             -----------   -----------  -----------  ------------  ----------
Total Invested Assets         55,943,215    16,218,300   23,883,520   111,856,633   2,989,910

OTHER ASSETS &
(LIABILITIES)                     62,512       393,089      (70,577)     (205,284)    (71,150)
                             -----------   -----------  -----------  ------------  ----------
NET ASSETS
(Contract Owners' Equity)    $56,005,727   $16,611,389  $23,812,943  $111,651,349  $2,918,760
                             ===========   ===========  ===========  ============  ==========


Accumulation units           1,334,722.37  1,590,562.40  840,551.83  4,969,188.25  264,810.05
Accumulation unit value         $41.72024     $10.44366   $28.33013     $22.46873   $11.02209
Payout units                     7,689.05
Accumulation unit value         $41.72024


                                           Scudder Variable Life
                                              Investment Fund
                                           (unaffiliated issuers)
                               ---------------------------------------------------
                               Money              Capital
                               Market             Growth             International
                               Subaccount         Subaccount         Subaccount
                               ----------         ----------         ----------
ASSETS
Investments in securities
 of unaffiliated issuers
 at fair value (cost
 $8,614,108; $61,023,719;
 $36,627,391; $42,307,669;
 $7,350,207; $29,250,651;
 $1,397,529; $6,537,660;
 $6,729,356)                    $8,614,108        $92,840,468        $51,711,719
Investments in shares
 of Carillon Fund, Inc.,
 at fair value (cost
 $72,623,613; $15,522,245;
 $25,602,462; $84,383,681;
 $2,755,933)
                                ----------        -----------        -----------
Total Invested Assets            8,614,108         92,840,468         51,711,719

OTHER ASSETS &
(LIABILITIES)                    3,856,097            (33,404)           143,383
                                ----------        -----------        -----------
NET ASSETS
(Contract Owners' Equity)      $12,470,205        $92,807,064        $51,855,102
                                ==========        ===========        ===========


Accumulation units              695,976.35        2,505,505.04       1,683,640.01
Accumulation unit value          $17.91757           $37.04126          $30.79940
Payout units
Accumulation unit value


                                                   MFS Variable
                                                  Insurance Trust
                                               (unaffiliated issuers)
                              ------------------------------------------------------------
                              Growth           High             Emerging         Total
                              With Income      Income           Growth           Return
                              Subaccount       Subaccount       Subaccount       Subaccount
                              ----------       ----------       ----------       ----------
ASSETS
Investments in securities
 of unaffiliated issuers
 at fair value (cost
 $8,614,108; $61,023,719;
 $36,627,391; $42,307,669;
 $7,350,207; $29,250,651;
 $1,397,529; $6,537,660;
 $6,729,356)                  $48,856,749     $7,414,012        $51,079,501      $1,392,106
Investments in shares
 of Carillon Fund, Inc.,
 at fair value (cost
 $72,623,613; $15,522,245;
 $25,602,462; $84,383,681;
 $2,755,933)
                              -----------     ----------        -----------      ----------
Total Invested Assets          48,856,749      7,414,012         51,079,501       1,392,106

OTHER ASSETS &
(LIABILITIES)                     (20,374)        17,243            (65,576)         (9,480)
                              -----------     ----------        -----------      ----------
NET ASSETS
(Contract Owners' Equity)     $48,836,375     $7,158,255        $51,013,925      $1,382,626
                              ===========     ==========        ===========      ==========


Accumulation units            2,643,371.91    569,103.74        1,778,952.12     141,613.20
Accumulation unit value          $18.47503     $12.57812           $28.67639       $9.76340
Payout units
Accumulation unit value



                                                                  Templeton
                                      AIM Variable                Variable Products
                                      Insurance Fund, Inc.        Series Fund
                                     (unaffiliated issuer)       (unaffiliated issuer)
                                     ---------------------       ---------------------
                                      Capital
                                      Appreciation                International
                                      Subaccount                  Subaccount
                                      ----------                  ----------
ASSETS
Investments in securities
 of unaffiliated issuers
 at fair value (cost
 $8,614,108; $61,023,719;
 $36,627,391; $42,307,669;
 $7,350,207; $29,250,651;
 $1,397,529; $6,537,660;
 $6,729,356)                          $8,000,929                  $7,383,222
Investments in shares
 of Carillon Fund, Inc.,
 at fair value (cost
 $72,623,613; $15,522,245;
 $25,602,462; $84,383,681;
 $2,755,933)
                                      ----------                  ----------
Total Invested Assets                  8,000,929                   7,383,222

OTHER ASSETS &
(LIABILITIES)                            512,585                      (7,723)
                                      ----------                  ----------
NET ASSETS
(Contract Owners' Equity)             $8,513,787                  $7,375,499
                                      ==========                  ==========


Accumulation units                    610,329.61                  516,736.13
Accumulation unit value               $13.94901                   $14.27324
Payout units
Accumulation unit value


The accompanying notes are an integral part of the financial statements.

                    CARILLON ACCOUNT
                STATEMENT OF OPERATIONS
---------------------------------------------------------
YEAR ENDED DECEMBER 31, 1999(A)


                                                   Carillon Fund, Inc.
                                                  (affiliated issuers)
                       -----------------------------------------------------------------------

                                                Balanced                S&P         S&P MidCap
                       Equity       Capital     Index       Bond        500 Index   400 Index
                       Subaccount   Subaccount  Subaccount  Subaccount  Subaccount  Subaccount
                       ----------   ----------  ----------  ----------  ----------  ----------
Investment Income
 Dividend income       $13,167,539    $356,623     $9,768   $1,642,923   $1,432,885   $15,283

EXPENSES
 Mortality and expense
  risk charge              724,219     177,451     29,763      274,853      918,845     8,444
 Administration Fee        181,055      44,363      7,441       68,963      229,711     2,111
                       -----------  ----------  ---------   ----------  -----------  --------
Total expenses             905,274     221,814     37,204      344,816    1,298,107    10,555
                       -----------  ----------  ---------   ----------  -----------  --------
NET INVESTMENT
INCOME (LOSS)           12,262,265     134,809    (27,436)   1,298,107      284,329     4,728
                       -----------  ----------  ---------   ----------  -----------  --------
REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS
 Net realized gain
  (loss) on
  investments           (7,980,328) (1,014,557)    27,767      (58,191)   3,440,311     8,705
 Net unrealized
  appreciation
  (depreciation)
  of investments        (4,962,680)        ---    696,055   (1,916,250)  12,670,376   233,977
                       -----------  ----------  ---------   ----------  -----------  --------
NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS            (12,943,008) (1,014,557)   723,822   (1,974,441)  16,110,687   242,682
                       -----------  ----------  ---------   ----------  -----------  --------
NET INCREASE
(DECREASE) IN
NET ASSETS FROM
OPERATIONS               ($680,743)  ($879,748)  $696,386    ($676,333) $16,395,016  $247,410
                       ===========  ==========  =========   ==========  ===========  ========

                                           Scudder Variable Life
                                          Investment Fund
                                      (unaffiliated issuers)
                            -----------------------------------------
                            Money         Capital
                            Market        Growth        International
                            Subaccount    Subaccount    Subaccount
                            ----------    ----------    ----------
Investment Income
 Dividend income            $507,588       $7,171,949    $3,496,023

EXPENSES
 Mortality and expense
  risk charge                103,859          728,951       376,989
 Administration Fee           25,965          182,238        94,247
                            --------      -----------    -----------
Total expenses               129,824          922,189       471,236
                            --------      -----------    -----------
NET INVESTMENT
INCOME (LOSS)                377,764        6,260,760     3,024,787
                            --------      -----------    -----------
REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS
 Net realized gain
  (loss) on
  investments                    ---        3,154,191      4,845,697
 Net unrealized
  appreciation
  (depreciation)
  of investments                 ---       13,586,758      9,841,902
                            --------      -----------    -----------
NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS                      ---       16,740,949     14,687,599
                            --------      -----------    -----------
NET INCREASE
(DECREASE) IN
NET ASSETS FROM
OPERATIONS                  $377,764      $23,001,709    $17,712,386
                            ========      ===========    ===========


                                         Scudder Variable Life
                                            Investment Fund
                                         (unaffiliated issuers)
                         ------------------------------------------------------

                         Growth         High           Emerging       Total
                         With Income    Income         Growth         Return
                         Subaccount     Subaccount     Subaccount     Subaccount
                         ----------     ----------     ----------     ----------
Investment Income
 Dividend income           $308,963     $451,883            ---            ---

EXPENSES
 Mortality and expense
  risk charge               443,773       67,975           260,742       6,133
 Administration Fee         110,943       16,994            65,185       1,533
                         ----------     --------       -----------    ---------

Total expenses              554,716       84,969           325,927       7,666
                         ----------     --------       -----------    ---------
NET INVESTMENT
INCOME (LOSS)              (245,753)     366,914          (325,927)     (7,666)
                         ----------     --------       -----------    ---------
REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS
 Net realized gain
  (loss) on
  investments             2,208,459        9,192           723,666      (2,890)
 Net unrealized
  appreciation
  (depreciation)
  of investments            499,828      (72,922)       19,545,325      (5,423)
                         ----------     --------       -----------    ---------
NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS               2,708,287      (63,730)       20,268,991      (8,313)
                         ----------     --------       -----------    ---------
NET INCREASE
(DECREASE) IN
NET ASSETS FROM
OPERATIONS               $2,462,534     $303,184       $19,943,064    ($15,979)
                         ==========     ========       ===========    =========


                            American                                      Templeton
                            Century Variable       AIM Variable           Variable Products
                            Portfolios, Inc.       Insurance Fund, Inc.   Series Fund
                            (unaffiliated issuer)  (unaffiliated issuer) (unaffiliated issuer)
                            --------------------   --------------------   --------------------
                            Capital                Capital
                            Appreciation           Appreciation           International
                            Subaccount             Subaccount             Subaccount
                            ----------             ----------             ----------
INVESTMENT INCOME
 Dividend income                ---                  $163,499               $693,969

EXPENSES
 Mortality and expense
  risk charge                  40,035                  15,498                 62,401
 Administration Fee            10,009                   3,875                 15,600
                             --------              ----------             ----------
Total expenses                 50,044                  19,373                 78,001
                             --------              ----------             ----------
NET INVESTMENT
INCOME (LOSS)                 (50,044)                144,126                615,968
                             --------              ----------             ----------
REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS
 Net realized gain
  (loss) on
  investments                 831,003                  86,702                (98,240)
 Net unrealized
  appreciation
  (depreciation)
  of investments                  ---               1,463,269                784,048
                             --------              ----------             ----------

NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS                   831,003               1,549,971                685,808
                             --------              ----------             ----------

NET INCREASE
(DECREASE) IN
NET ASSETS FROM
OPERATIONS                   $780,959              $1,694,097             $1,301,776
                             ========              ==========             ==========

(A) "Year ended December 31, 1999 for the Carillon Fund, Inc.'s Equity, Bond, and S&P 500 Index Subaccounts, the Scudder Variable Life Investment Fund's Money Market, Capital Growth and International Subaccounts, MFS Variable Insurance Trust's Growth with Income, High Income and Emerging Growth Subaccounts, and the Templeton Variable Products" Series Fund's International Subaccount.

    "Period from May 3, 1999 to December 31, 1999 for the
Carillon Fund, Inc.'s Balanced Index and S&P MidCap 400 Index
Subaccounts, MFS Variable Insurance Trust's Total Return
Subaccount, and the AIM Variable Insurance Fund, Inc.'s Capital
Appreciation Subaccount."

    "Period from January 1, 1999 to October 29, 1999 for the
Carillon Fund, Inc.'s Capital Subaccount and the American
Century Variable Portfolios, Inc.'s Capital Appreciation
Suabccount."



The accompanying notes are an integral part of the financial statements.

                  CARILLON ACCOUNT
         STATEMENTS OF CHANGES IN NET ASSETS

                                                Carillon Fund, Inc
                                                 Equity Subaccount

                                                Year Ended December 31,

                                                 1999           1998
OPERATIONS
    Net investment income                         $12,262,265    $18,853,117
    Net realized gain (loss) on investments        (7,980,328)     4,726,040
    Net unrealized depreciation of investments     (4,962,680)   (47,211,185)
                                                 ------------   ------------
Net decrease in net assets resulting
from operations                                      (680,743)   (23,632,028)
                                                 ------------   ------------

EQUITY TRANSACTIONS
    Contract purchase payments                      3,450,589     11,387,044
    Transfers from other subaccounts and
        Guaranteed Account of The Union
        Central Life Insurance Company              1,451,697      3,971,203
    Transfers to other subaccounts and
        Guaranteed Account of The Union
        Central Life Insurance Company            (38,584,977)   (17,622,833)
    Surrenders                                    (16,575,614)   (11,577,796)
                                                 ------------   ------------
  Net withdrawals from equity transactions        (50,258,305)   (13,842,382)
                                                 ------------   ------------

NET DECREASE IN NET ASSETS                        (50,939,048)   (37,474,410)

NET ASSETS (Beginning of year)                    106,944,775    144,419,185
                                                 ------------   ------------

NET ASSETS (End of year)                          $56,005,727   $106,944,775
                                                 ============   ============

The accompanying notes are an integral part of the financial statements.

                  CARILLON ACCOUNT
         STATEMENTS OF CHANGES IN NET ASSETS

                                                  Carillon Fund, Inc.
                                                   Capital Subaccount


                                              Period from        Year Ended
                                           January 1, 1999 to    December 31,
                                            October 29, 1999        1998

OPERATIONS
    Net investment income                          $134,809      $3,399,362
    Net realized loss on investments             (1,014,557)     (1,519,853)
    Net unrealized depreciation of investments         ---       (8,463,137)
                                                -----------     -----------
Net decrease in net assets resulting
from operations                                    (879,748)     (6,583,628)
                                                -----------     -----------

EQUITY TRANSACTIONS
    Contract purchase payments                    1,176,451       3,414,598
    Transfers from other subaccounts and
        Guaranteed Account of The Union
        Central Life Insurance Company                  ---         684,696
    Transfers to other subaccounts and
        Guaranteed Account of The Union
        Central Life Insurance Company          (25,976,570)    (12,038,715)
    Surrenders                                   (5,603,856)     (4,548,861)
                                                -----------     -----------
  Net withdrawals from equity transactions      (30,403,975)    (12,488,282)
                                                -----------     -----------

NET DECREASE IN NET ASSETS                      (31,283,723)    (19,071,910)

NET ASSETS (Beginning of year)                   31,283,723      50,355,633
                                                -----------     -----------
NET ASSETS (End of year)                        $       ---     $31,283,723
                                                ===========     ===========

The accompanying notes are an integral part of the financial statements.

                  CARILLON ACCOUNT
         STATEMENTS OF CHANGES IN NET ASSETS

                                                  Carillon Fund, Inc.
                                               Balanced Index Subaccount

                                               Period From May 3, 1999 to
                                                    December 31, 1999
OPERATIONS
    Net investment loss                                   ($27,436)
    Net realized gain on investments                        27,767
    Net unrealized appreciation of investments             696,055
                                                       -----------
Net increase in net assets resulting
from operations                                            696,386
                                                       -----------

EQUITY TRANSACTIONS
    Contract purchase payments                             380,386
    Transfers from other subaccounts and
        Guaranteed Account of The Union
        Central Life Insurance Company                  15,820,521
    Transfers to other subaccounts and
        Guaranteed Account of The Union
        Central Life Insurance Company                    (254,924)
    Surrenders                                             (30,980)
                                                       -----------
        Net proceeds from equity transactions           15,915,003
                                                       -----------

NET INCREASE NET ASSETS                                16,611,389

NET ASSETS (Beginning of year)                                 ---
                                                       -----------
NET ASSETS (End of year)                               $16,611,389
                                                       ===========

The accompanying notes are an integral part of the financial statements.

                  CARILLON ACCOUNT
         STATEMENTS OF CHANGES IN NET ASSETS

                                                 Carillon Fund, Inc.
                                                   Bond Subaccount

                                                Year Ended December 31,

                                                 1999           1998
OPERATIONS
    Net investment income                          $1,298,107     $1,625,047
    Net realized gain (loss) on investments           (58,191)        10,407
    Net unrealized depreciation of investments     (1,916,250)      (483,065)
                                                 ------------   ------------
 Net increase (decrease) in net assets
 resulting from operations                           (676,334)     1,152,389
                                                 ------------   ------------

EQUITY TRANSACTIONS
    Contract purchase payments                      3,121,882      5,639,429
    Transfers from other subaccounts and
        Guaranteed Account of The Union
        Central Life Insurance Company              3,289,286      6,011,719
    Transfers to other subaccounts and
        Guaranteed Account of The Union
        Central Life Insurance Company             (7,308,463)    (2,463,116)
    Surrenders                                     (3,955,000)    (2,148,270)
                                                 ------------   ------------
  Net procceeds (withdrawals)
  from equity transactions                         (4,852,295)     7,039,762
                                                 ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS              (5,528,629)     8,192,151

NET ASSETS (Beginning of year)                     29,341,572     21,149,421
                                                 ------------   ------------
NET ASSETS (End of year)                          $23,812,943    $29,341,572
                                                 ============   ============

The accompanying notes are an integral part of the financial statements.

                  CARILLON ACCOUNT
         STATEMENTS OF CHANGES IN NET ASSETS

                                                 Carillon Fund, Inc.
                                               S&P 500 Index Subaccount
                                                Year Ended December 31,

                                                 1999           1998
OPERATIONS
    Net investment income                            $284,329       $982,063
    Net realized gain on investments                3,440,311        460,154
    Net unrealized appreciation of investments     12,670,376      9,709,828
                                                 ------------   ------------
Net increase in net assets resulting
from operations                                    16,395,016     11,152,045
                                                 ------------   ------------

EQUITY TRANSACTIONS
    Contract purchase payments                     16,476,245     13,428,381
    Transfers from other subaccounts and
        Guaranteed Account of The Union
        Central Life Insurance Company             27,471,624     15,677,559
    Transfers to other subaccounts and
        Guaranteed Account of The Union
        Central Life Insurance Company             (5,015,554)    (2,190,362)
    Surrenders                                     (9,172,449)    (2,944,622)
                                                 ------------   ------------
 Net proceeds from equity transactions             29,759,866     23,970,956
                                                 ------------   ------------

NET INCREASE IN NET ASSETS                         46,154,882     35,123,001

NET ASSETS (Beginning of year)                     65,496,467     30,373,466
                                                 ------------   ------------

NET ASSETS (End of year)                         $111,651,349    $65,496,467
                                                 ============   ============

The accompanying notes are an integral part of the financial statements.

                  CARILLON ACCOUNT
         STATEMENTS OF CHANGES IN NET ASSETS

                                                 Carillon Fund, Inc.
                                           S&P MidCap 400 Index Subaccount

                                              Period from May 3, 1999 to
                                                   December 31, 1999

OPERATIONS
    Net investment income                                   $4,728
    Net realized gain on investments                         8,705
    Net unrealized appreciation of investments             233,977
                                                       -----------
Net increase in net assets resulting
from operations                                            247,410
                                                       -----------
EQUITY TRANSACTIONS
    Contract purchase payments                           1,057,466
    Transfers from other subaccounts and
        Guaranteed Account of The Union
        Central Life Insurance Company                   1,718,556
    Transfers to other subaccounts and
        Guaranteed Account of The Union
        Central Life Insurance Company                     (32,523)
    Surrenders                                             (72,149)
                                                       -----------

        Net proceeds from equity transactions            2,671,350
                                                       -----------

NET INCREASE IN NET ASSETS

NET ASSETS (Beginning of year)                                 ---

NET ASSETS (End of year)                                $2,918,760
                                                       ===========

The accompanying notes are an integral part of the financial statements.

                  CARILLON ACCOUNT
         STATEMENTS OF CHANGES IN NET ASSETS

                                        Scudder Variable Life Investment Fund
                                               Money Market Subaccount

                                                Year Ended December 31,

                                                 1999           1998
OPERATIONS
    Net investment income                            $377,764       $277,640

 Net increase in net assets
 resulting from operations                            377,764        277,640
                                                 ------------   ------------


EQUITY TRANSACTIONS
    Contract purchase payments                      7,228,619      4,950,684
    Transfers from other subaccounts and
        Guaranteed Account of The Union
        Central Life Insurance Company              8,308,583      5,559,795
    Transfers to other subaccounts and
        Guaranteed Account of The Union
        Central Life Insurance Company             (9,488,720)    (8,282,874)
    Surrenders                                     (2,415,826)    (1,250,081)
                                                 ------------   ------------
    Net proceeds from equity transactions           3,632,656        977,524
                                                 ------------   ------------

NET INCREASE IN NET ASSETS                          4,010,420      1,255,164

NET ASSETS (Beginning of year)                      8,459,785      7,204,621
                                                 ------------   ------------
NET ASSETS (End of year)                          $12,470,205     $8,459,785
                                                 ============   ============

The accompanying notes are an integral part of the financial statements.

                  CARILLON ACCOUNT
         STATEMENTS OF CHANGES IN NET ASSETS

                                        Scudder Variable Life Investment Fund
                                              Capital Growth Subaccount

                                                Year Ended December 31,

                                                 1999           1998
OPERATIONS
    Net investment income                          $6,260,760     $2,147,658
    Net realized gain on investments                3,154,191      1,101,198
    Net unrealized appreciation of investments     13,586,758      7,043,071
                                                 ------------   ------------
Net increase in net assets resulting
from operations                                    23,001,709     10,291,927
                                                 ------------   ------------

EQUITY TRANSACTIONS
    Contract purchase payments                      8,411,261      8,868,534
    Transfers from other subaccounts and
        Guaranteed Account of The Union
        Central Life Insurance Company             10,917,471      7,573,481
    Transfers to other subaccounts and
        Guaranteed Account of The Union
        Central Life Insurance Company             (3,806,422)    (3,011,159)
    Surrenders                                     (8,920,175)    (3,761,668)
                                                 ------------   ------------
 Net proceeds from equity transactions              6,602,135      9,669,188
                                                 ------------   ------------

NET INCREASE IN NET ASSETS                         29,603,844     19,961,115

NET ASSETS (Beginning of year)                     63,203,220     43,242,105
                                                 ------------   ------------
NET ASSETS (End of year)                          $92,807,064    $63,203,220
                                                 ============   ============

The accompanying notes are an integral part of the financial statements.

                  CARILLON ACCOUNT
         STATEMENTS OF CHANGES IN NET ASSETS

                                       Scudder Variable Life Investment Fund
                                               International Subaccount

                                                Year Ended December 31,

                                                 1999           1998
OPERATIONS
    Net investment income                          $3,024,787     $3,552,294
    Net realized gain on investments                4,845,697        793,314
    Net unrealized appreciation of investments      9,841,902        449,974
                                                 ------------   ------------
Net increase in net assets resulting
from operations                                    17,712,386      4,795,582
                                                 ------------   ------------

EQUITY TRANSACTIONS
    Contract purchase payments                      4,612,737      3,659,238
    Transfers from other subaccounts and
        Guaranteed Account of The Union
        Central Life Insurance Company              2,845,832      1,956,986
    Transfers to other subaccounts and
        Guaranteed Account of The Union
        Central Life Insurance Company             (2,804,497)    (2,847,715)
    Surrenders                                     (4,720,627)    (2,159,945)
                                                 ------------   ------------
Net proceeds (withdrawals)
from equity transactions                              (66,555)       608,564
                                                 ------------   ------------

NET INCREASE IN NET ASSETS                         17,645,831      5,404,146

NET ASSETS (Beginning of year)                     34,209,271     28,805,125
                                                 ------------   ------------
NET ASSETS (End of year)                          $51,855,102    $34,209,271
                                                 ============   ============

The accompanying notes are an integral part of the financial statements.

                  CARILLON ACCOUNT
         STATEMENTS OF CHANGES IN NET ASSETS

                                             MFS Variable Insurance Trust
                                             Growth with Income Subaccount

                                                Year Ended December 31,

                                                 1999           1998
OPERATIONS
    Net investment loss                             $(245,753)     $(305,507)
    Net realized gain on investments                2,208,459        716,995
    Net unrealized appreciation of investments        499,828      3,957,672
                                                 ------------   ------------
Net increase in net assets resulting
from operations                                     2,462,534      4,369,160
                                                 ------------   ------------

EQUITY TRANSACTIONS
    Contract purchase payments                      8,668,879      8,332,646
    Transfers from other subaccounts and
        Guaranteed Account of The Union
        Central Life Insurance Company             11,521,175      9,394,838
    Transfers to other subaccounts and
        Guaranteed Account of The Union
        Central Life Insurance Company             (3,681,446)    (1,225,425)
    Surrenders                                     (4,503,838)    (1,062,222)
                                                 ------------   ------------
        Net proceeds from equity transactions      12,004,770     15,439,837
                                                 ------------   ------------
NET INCREASE IN NET ASSETS                         14,467,304     19,808,997

NET ASSETS (Beginning of year)                     34,369,071     14,560,074
                                                 ------------   ------------
NET ASSETS (End of year)                          $48,836,375    $34,369,071
                                                 ============   ============

The accompanying notes are an integral part of the financial statements.

                  CARILLON ACCOUNT
         STATEMENTS OF CHANGES IN NET ASSETS

                                            MFS Variable Insurance Trust
                                               High Income Subaccount

                                                Year Ended December 31,

                                                 1999           1998
OPERATIONS
    Net investment income                            $366,914       $216,754
    Net realized gain on investments                    9,192         32,595
    Net unrealized depreciation of investments        (72,922)      (374,632)
                                                 ------------   ------------
Net increase (decrease) in net assets
resulting from operations                             303,184       (125,283)
                                                 ------------   ------------

EQUITY TRANSACTIONS
    Contract purchase payments                      1,791,039      1,566,549
    Transfers from other subaccounts and
        Guaranteed Account of The Union
        Central Life Insurance Company              1,395,653      1,322,305
    Transfers to other subaccounts and
        Guaranteed Account of The Union
        Central Life Insurance Company               (776,022)      (567,375)
    Surrenders                                       (846,340)      (175,620)
                                                 ------------   ------------
Net proceeds from equity transactions               1,564,330      2,145,859
                                                 ------------   ------------

NET INCREASE IN NET ASSETS                          1,867,514      2,020,576

NET ASSETS (Beginning of year)                      5,290,741      3,270,165
                                                 ------------   ------------
NET ASSETS (End of year)                           $7,158,255     $5,290,741
                                                 ============   ============

The accompanying notes are an integral part of the financial statements.

                  CARILLON ACCOUNT
         STATEMENTS OF CHANGES IN NET ASSETS

                                             MFS Variable Insurance Trust
                                              Emerging Growth Subaccount

                                               Year Ended December 31,

                                                1999            1998
OPERATIONS
    Net investment loss                           ($325,927)       ($49,428)
    Net realized gain on investments                723,666         165,546
    Net unrealized appreciation of investments   19,545,325       2,275,596
                                                -----------     -----------
 Net increase in net assets resulting
from operations                                  19,943,064       2,391,714
                                                -----------     -----------

EQUITY TRANSACTIONS
    Contract purchase payments                    8,009,178       4,714,681
    Transfers from other subaccounts and
        Guaranteed Account of The Union
        Central Life Insurance Company           13,107,779       5,060,877
    Transfers to other subaccounts and
        Guaranteed Account of The Union
        Central Life Insurance Company           (1,825,500)       (357,529)
    Surrenders                                   (2,269,028)       (543,344)
                                                -----------     -----------
   Net proceeds from equity transactions         17,022,429       8,874,685
                                                -----------     -----------

NET INCREASE IN NET ASSETS                       36,965,493      11,266,399

NET ASSETS (Beginning of year)                   14,048,432       2,782,033
                                                -----------     -----------
NET ASSETS (End of year)                        $51,013,925     $14,048,432
                                                ===========     ===========

The accompanying notes are an integral part of the financial statements.

                  CARILLON ACCOUNT
         STATEMENTS OF CHANGES IN NET ASSETS

                                      MFS Variable Insurance Trust
                                        Total Return Subaccount

                                       Period from May 3, 1999 to
                                             December 31, 1999

OPERATIONS
    Net investment loss                               $(7,666)
    Net realized loss on investments                   (2,890)
    Net unrealized depreciation of investments         (5,423)
                                                    ---------

Net decrease in net assets resulting
from operations                                       (15,979)
                                                    ---------

EQUITY TRANSACTIONS
    Contract purchase payments                        503,719
    Transfers from other subaccounts and
        Guaranteed Account of The Union
        Central Life Insurance Company                992,849
    Transfers to other subaccounts and
        Guaranteed Account of The Union
        Central Life Insurance Company                (34,166)
    Surrenders                                        (63,797)
                                                    ---------

Net proceeds from equity transactions               1,398,605
                                                    ---------


NET INCREASE IN NET ASSETS                          1,382,626

NET ASSETS (Beginning of year)                           ---
                                                    ---------

NET ASSETS (End of year)                           $1,382,626
                                                    =========

The accompanying notes are an integral part of the financial statements.

                  CARILLON ACCOUNT
         STATEMENTS OF CHANGES IN NET ASSETS

                                   American Century Variable Portfolios, Inc.
                                        Capital Appreciation Subaccount


                                          Period from          Year Ended
                                          January 1, 1999 to   December 31,
                                          October 29, 1999        1998

OPERATIONS
    Net investment income (loss)                  ($50,044)       $200,624
    Net realized gain (loss) on investments        831,003        (328,073)
    Net unrealized depreciation of investments         ---         (90,825)
                                                ----------       ---------
Net increase (decrease) in net assets
resulting from operations                          780,959        (218,274)
                                                ----------       ---------

EQUITY TRANSACTIONS
    Contract purchase payments                   1,289,174       1,030,535
    Transfers from other subaccounts and
        Guaranteed Account of The Union
        Central Life Insurance Company                ---          465,083
    Transfers to other subaccounts and
        Guaranteed Account of The Union
        Central Life Insurance Company          (5,628,713)     (1,497,877)
    Surrenders                                  (1,399,495)       (354,787)
                                                ----------       ---------
 Net withdrawals from equity transactions       (5,739,034)       (357,046)
                                                ----------       ---------

NET DECREASE IN NET ASSETS                      (4,958,075)       (575,320)

NET ASSETS (Beginning of year)                   4,958,075       5,533,395
                                                ----------       ---------
NET ASSETS (End of year)                        $      ---      $4,958,075
                                                ==========       =========

The accompanying notes are an integral part of the financial statements.

                  CARILLON ACCOUNT
         STATEMENTS OF CHANGES IN NET ASSETS


                                          AIM Variable Insurance Fund, Inc.
                                           Capital Appreciation Subaccount

                                              Period from May 3, 1999 to
                                                   December 31, 1999

OPERATIONS
    Net investment income                              $144,126
    Net realized gain on investments                     86,702
    Net unrealized appreciation on investments        1,463,269
                                                     ----------
   Net increase in net assets resulting
   from operations                                    1,694,097
                                                     ----------
EQUITY TRANSACTIONS
    Contract purchase payments                          684,389
    Transfers from other subaccounts and
        Guaranteed Account of The Union
        Central Life Insurance Company                6,352,793
    Transfers to other subaccounts and
        Guaranteed Account of The Union
        Central Life Insurance Company                  (18,748)
    Surrenders                                         (198,744)
                                                     ----------
        Net proceeds from equity transactions         6,819,690
                                                     ----------

NET INCREASE  IN NET ASSETS                           8,513,787

NET ASSETS (Beginning of year)                              ---
                                                     ----------
NET ASSETS (End of year)                             $8,513,787
                                                     ==========

The accompanying notes are an integral part of the financial statements.

                  CARILLON ACCOUNT
         STATEMENTS OF CHANGES IN NET ASSETS

                                      Templeton Variable Products Series Fund
                                               International Subaccount

                                                Year Ended December 31,

                                                 1999           1998
OPERATIONS
    Net investment income                            $615,968      $157,426
    Net realized gain (loss) on investments           (98,240)       42,335
    Net unrealized appreciation
   (depreciation) on investments                      784,048       (71,075)
                                                 ------------   ------------
Net increase in net assets resulting
from operations                                     1,301,776        128,686
                                                 ------------   ------------

EQUITY TRANSACTIONS
    Contract purchase payments                      1,319,540      1,697,331
    Transfers from other subaccounts and
        Guaranteed Account of The Union
        Central Life Insurance Company                426,209      1,403,473
    Transfers to other subaccounts and
        Guaranteed Account of The Union
        Central Life Insurance Company               (453,521)      (471,667)
    Surrenders                                       (693,517)      (187,435)
                                                 ------------   ------------
  Net proceeds from equity transactions               598,711      2,441,702
                                                 ------------   ------------

NET INCREASE IN NET ASSETS                          1,900,487      2,570,388

NET ASSETS (Beginning of year)                      5,475,012      2,904,624
                                                 ------------   ------------
NET ASSETS (End of year)                           $7,375,499     $5,475,012
                                                 ============   ============

The accompanying notes are an integral part of the financial statements.

                        CARILLON ACCOUNT
                 NOTES TO FINANCIAL STATEMENTS
===============================================================
December 31, 1999

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Carillon Account of The Union Central Life Insurance Company (the Account) is a separate account registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on February 6, 1984 by resolution of the Board of Directors of The Union Central Life Insurance Company (Union Central) and commenced operations on June 7, 1985. The Account is comprised of fourteen subaccounts, each of which invests in a corresponding Portfolio of Carillon Fund, Inc., Scudder Variable Life Investment Fund, MFS Variable Insurance Trust, AIM Variable Insurance Fund,Inc., or Templeton Variable Product Series Fund (the Funds). The Funds are no-load, diversified, open-end management investment companies registered under the Investment Company Act of 1940, as amended. The shares of Carillon Fund, Inc. are sold only to Union Central and its separate accounts to fund the benefits under certain variable life policies and variable annuity contracts. Carillon Investments, Inc. (the Distributor), a broker-dealer registered under the Securities Exchange Act of 1934 and a wholly-owned subsidiary of Union Central, serves as the distributor of variable life policies and variable annuity contracts issued by Carillon Fund, Inc. The shares of Scudder Variable Life Investment Fund, MFS Variable Insurance Trust, AIM Variable Insurance Funds, Inc., and Templeton Variable Products Series Fund, are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts. Scudder Investor Services, Inc., a wholly-owned subsidiary of Scudder Stevens & Clark, Inc., serves as distributor of variable life insurance policies and variable annuity contracts issued by Scudder Variable Life Investment Fund. MFS Fund Distributors, Inc., a wholly-owned subsidiary of Massachusetts Financial Services Company, is the distributor of the shares issued by the MFS Variable Insurance Trust. AIM Distributors, Inc. is the distributor of the shares issued by
AIM Variable Insurance Fund, Inc.   Franklin Templeton
Distributors, Inc. serves as the distributor of variable annuity and variable life insurance contracts issued by Templeton Variable Products Series Fund.

On May 3, 1999, the Account began operations in the Carillon Fund, Inc.'s Balanced Index and S&P MidCap 400 Index Subaccounts, the MFS Variable Insurance Trust's Total Return Subaccount, and the AIM Variable Insurance Fund, Inc.'s Capital Appreciation Subaccount. On October 29, 1999, the Account terminated the operations of the Carillon Fund, Inc.'s Capital Subaccount (Capital Account) and the American Century Variable Portfolios, Inc.'s Capital Appreciation Subaccount (American Century Account). At the date of termination, all funds in the Capital Account and the American Century Account were transferred to the Carillon Fund, Inc.'s Balanced Index and the AIM Variable Insurance Fund, Inc.'s Capital Appreciation Subaccounts, respectively.

The assets of the Account are segregated from the other assets of Union Central and the investment performance of the Account is independent of the investment performance of both Union
Central's general assets and other separate accounts.

Investment valuation - Assets of the Account are invested in shares of the Funds at the net asset value of the Funds' shares.
Investments in the Funds' shares are subsequently valued at the net asset value of the Funds' shares held.

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Estimates also affect the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities transactions and investment income - Securities transactions are recorded on the trade date (the date the order to buy or sell is executed), and dividend income is recorded on the ex-dividend date. Gains and losses on sales of the Funds' shares are calculated on the first-in, first-out basis for financial reporting and tax purposes. All dividends and distributions from the Subaccount are reinvested in additional shares of the respective Subaccount at the net asset value per share.

Federal income taxes - The operations of the Account form a part of and are taxed with the operations of Union Central. Union Central is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes has been made in these financial statements.


NOTE 2 - INVESTMENT IN AFFILIATED AND NON-AFFILIATED FUND (now a
Lotus spreadsheet)

The subaccounts of the Account held the following investment in the corresponding Portfolios of Carillon Fund, Inc., Scudder Variable Life Investment Fund, MFS Variable Insurance Trust, AIM Varaible Insurance Fund, and Templeton Variable Products Series Fund as of December 31, 1999:

                                           Carillon Fund, Inc.

                                    Balanced                        S&P MidCap
                         Equity     Index      Bond       S&P 500    400 Index
                         Subaccount Subaccount Subaccount Subaccount Subaccount
                         ---------- ---------- ---------- ---------- ----------
Net asset value per share $12.62     $10.41     $10.36     $23.12      $11.04
Number of shares          4,432,901  1,557,954  2,305,359  4,838,090   270,825

                                 Scudder Variable Life Investment Fund

                               Money         Capital
                               Market        Growth        International
                               Subaccount    Subaccount    Subaccount
                               ----------    ----------    ----------
Net asset value per share       $1.00         $29.13        $20.34
Number of shares                8,614,108     3,187,108     2,542,366


                                     MFS Variable Insurance Trust

                            Growth                    Emerging
                            with Income  High Income  Growth      Total Return
                            Subaccount   Subaccount   Subaccount  Subaccount
                            ----------   ----------   ----------  ----------

Net asset value per share    $21.31       $11.49       $37.94      $17.75
Number of shares             2,292,668    621,498      1,346,323   78,429



                             AIM Variable Insurance Fund, Inc

                                        Capital
                                      Appreciation
                                       Subaccount
                                      ------------
Net asset value per share               $35.58
Number of shares                        224,872


                          Templeton Variable Products Series Fund

                                        International
                                          Subaccount
                                        -------------
Net asset value per share                  $23.13
Number of shares                           333,630



NOTE 3 - ACCOUNT CHARGE

Mortality and expense risk charge - A mortality and expense risk charge for Union Central at an annual rate of 1.0% of the net assets of the Account is determined daily. The charge may be increased or decreased by Union Central's Board of Directors but cannot exceed a 1.7% annual rate. The mortality risk results from a provision in the contract in which Union Central agrees to make annuity payments in accordance with the annuity tables, regardless of how long a particular annuitant or other payee lives. The expense risk assumed by Union Central is the risk that deductions for administration fees and surrender charges will be insufficient to cover actual administrative and distribution expenses.

Administrative fee - An administrative fee for Union Central, at an annual rate of 0.25% of the net assets of the Account, is determined daily. This fee is intended to defray expenses incurred by Union Central in connection with premium billing and collection, record keeping, processing death benefit claims, cash surrenders and contract changes, calculating accumulation unit values, reporting and other communications to contract owners, and other similar expenses and overhead costs.

NOTE 4 - IMPACT OF YEAR 2000 (UNAUDITED)

Union Central has made a successful transition to the Year 2000.
Union Central's computer systems and facilities are fully operational and Union Central is prepared to continue to serve its customers in the twenty-first century.

Union Central began preparations for the Year 2000 in 1996. From 1996 to 2000, significant resources in both time and money were allocated to the Year 2000 project. Union Central's efforts included Year 2000 system modifications, future date testing for virtually all of Union Central's computer systems, Year 2000 readiness of Union Central's building systems (i.e. heating, lighting, and security systems), and formal communications with all significant vendors, suppliers and business partners to determine their Year 2000 status.

The goal was to continue to meet Union Central's obligations to its customers and business partners without interruption as Union Central transitioned to the Year 2000. Union Central has achieved that goal and is not aware of any Year 2000 problems occurring in its computer systems or embedded systems.

Union Central is continuing to monitor all systems closely as there is still the potential for Year 2000 related problems to occur. Union Central is confident, however, that it will not encounter any problems that have a material effect on its ability to continue to provide service to its customers and business partners.

NOTE 5- RELATED PARTY TRANSACTIONS

Investment advisory fees - The Portfolios within Carillon Fund, Inc. (the CFI Funds) pay investment advisory fees to Carillon Advisers, Inc. (the Adviser), under terms of an Investment Advisory Agreement (the Agreement). Certain officers and directors of the Adviser are affiliated with the CFI Funds. The CFI Funds pay the Adviser, as full compensation for all services and facilities furnished, a monthly fee computed separately for each Portfolio on a daily basis, at an annual rate, as follows:

      (a)   for the Equity Portfolio - .65% of the first
            $50,000,000, .60% of the next $100,000,000, and
            .50% of all over $150,000,000 of the current net asset value:

      (b)   for the Bond Portfolio - .50% of the first
            $50,000,000, .45% of the next $100,000,000, and
            .40% of all over $150,000,000 of the current net asset value.

      (c) for the S&P 500 Index Portfolio - .30% of the current net asset value.

      (d) for the S&P MidCap 400 Index Portfolio - .30% of the current net asset value.

      (e) for the Balanced Index Portfolio - .30% of the current net asset value.

The Agreement provides that if the total operating expenses of the CFI Funds, exclusive of the advisory fee and certain other expenses as described in the Agreement, for any fiscal quarter exceed an annual rate of 1% of the average daily net assets of the Equity or Bond Portfolios, the Adviser will reimburse the CFI Funds for such excess, up to the amount of the advisory fee for that year. The Adviser has agreed to pay any other expenses of the S&P 500 Index Portfolio, the S&P MidCap 400 Index Portfolio, and the Balanced Index Portfolio, other than the advisory fee for that Portfolio, to the extent that such expenses exceed 0.30% of its average annual net assets. As a result, for the period ended December 31, 1999, the adviser reimbursed the S&P MidCap 400 Index Portfolio $12,912 and the Balanced Index Portfolio $13,736.

In addition to providing investment advisory services, the Adviser is responsible for providing certain administrative functions to the CFI Funds. The Adviser has entered into an Administration Agreement with the Distributor under which the Distributor furnishes substantially all of such services for an annual fee of .20% of the CFI Funds' average net assets for the Equity and Bond Portfolios, and .05% of the CFI Funds' average net assets for the S&P 500 Index Portfolio, the S&P MidCap 400 Index Portfolio, and the Balanced Index Portfolio. The fee is borne by the Adviser, not the CFI Funds.

The Adviser is a wholly-owned subsidiary of Union Central.

NOTE 6 - SELECTED PER UNIT DATA
The following selected per unit data is computed on the basis of an accumulation unit outstanding at December 31 except as noted
(ratio of expenses and total return are of the underlying funds):



                           1999         1998         1997         1996         1995
CARILLON FUND, INC.

EQUITY SUBACCOUNT
Accumulation unit value          $41.72       $41.40       $49.53       $41.68       $33.97
Number of accumulation
units outstanding,
end of period              1,334,722.37 2,575,126.63 2,907,000.69 2,723,705.33 2,337,986.47
Payout unit value                $41.72       $41.40       $49.53       $41.68       $33.97
Number of payout units
outstanding,
end of period                  7,689.05     8,295.16     8,951.59     9,142.02     9,795.88
Ratio of expenses to
average net assets                0.69%        0.62%        0.62%        0.64%        0.66%
Total return                      2.05%      -15.31%       20.56%       24.52%       26.96%

BALANCED INDEX SUBACCOUNT
Accumulation unit value      $10.44<F1>
Number of accumulation
units outstanding,
end of period              1,590,562.40
Ratio of expenses to
average net assets                0.47%
Total return                      5.31%
                           1999         1998         1997         1996         1995
BOND SUBACCOUNT
Accumulation unit value          $28.33       $29.00       $27.58       $25.21       $23.87
Number of accumulation
units outstanding,
end of period                840,551.83 1,011,679.98   766,722.29   672,511.33   574,420.86
Ratio of expenses
to average net assets             0.60%        0.58%        0.60%        0.62%        0.65%
Total return                     -1.11%        6.52%       11.02%        7.19%       19.03%
                           1999         1998         1997         1996
S&P 500 INDEX SUBACCOUNT
Accumulation unit value          $22.47       $18.88       $14.88    $11.37<F2>
Number of accumulation
units outstanding,
end of period              4,969,188.25 3,469,857.07 2,041,455.30    869,681.47
Ratio of expenses to
average net assets                0.39%        0.43%        0.50%         0.59%
Total return                     20.52%       28.54%       32.72%        23.37%
                           1999
S&P MIDCAP 400 INDEX
    SUBACCOUNT
Accumulation unit value      $11.02<F3>
Number of accumulation
units outstanding,
end of period                264,810.05
Ratio of expenses to
average net assets                0.60%
Total return                     11.14%
SCUDDER VARIABLE LIFE INVESTMENT FUND
MONEY MARKET SUBACCOUNT<F4>
                           1999         1998         1997         1996         1995
Accumulation unit value          $17.92       $17.28       $16.63       $16.03       $15.47
Number of accumulation
units outstanding,
end of period                695,976.35   489,587.90   433,295.76   477,679.12   368,443.98
Ratio of expenses to
average net assets                0.43%        0.44%        0.46%        0.46%        0.50%
Total return                      4.99%        5.29%        5.25%        5.09%        5.65%
                           1999         1998         1997         1996         1995
CAPITAL GROWTH SUBACCOUNT
Accumulation unit value          $37.04       $27.73       $22.80       $17.04       $14.39
Number of accumulation
units outstanding,
end of period              2,505,505.04 2,278,984.71 1,896,319.89 1,593,634.26 1,162,998.78
Ratio of expenses to
average net assets                0.49%        0.50%        0.51%        0.53%        0.57%
Total return                     35.23%       23.23%       35.76%       20.13%       28.65%

INTERNATIONAL SUBACCOUNT
Accumulation unit value          $30.80       $20.18       $17.26       $16.05       $14.19
Number of accumulation
units outstanding,
end of period              1,683,640.01 1,695,186.53 1,669,242.06 1,564,590.89 1,220,160.02
Ratio of expenses to
average net assets                1.03%        1.04%        1.00%        1.05%        1.08%
Total return                     54.51%       18.49%        9.07%       14.78%       11.11%
GROWTH WITH INCOME SUBACCOUNT
                           1999         1998         1997         1996
Accumulation unit value          $18.48       $17.53       $14.52   $11.35<F2>
Number of accumulation
units outstanding,
end of period              2,643,371.91 1,960,448.36 1,002,704.64   425,068.19
Ratio of expenses to
average net assets                0.88%        0.95%        1.00%        1.01%
Total return                      6.69%       22.32%       29.78%       24.46%

HIGH INCOME SUBACCOUNT
Accumulation unit value          $12.58       $11.96       $12.14   $10.84<F2>
Number of accumulation
units outstanding,
end of period                569,103.74   442,315.26   269,397.73   108,772.82
Ratio of expenses to
average net assets                1.01%        1.03%        1.01%        1.01%
Total return                      6.44%       -0.18%       13.52%       11.80%
                           1999         1998         1997
EMERGING GROWTH SUBACCOUNT
Accumulation unit value          $28.68       $16.43   $12.41<F5>
Number of accumulation
units outstanding,
end of period              1,778,952.12   855,017.91  224,192.63
Ratio of expenses to
average net assets                0.84%        0.85%       0.90%
Total return                     76.71%       34.16%      21.90%
                           1999
TOTAL RETURN SUBACCOUNT
Accumulation unit value       $9.76<F3>
Number of accumulation
units outstanding,
end of period                141,613.20
Ratio of expenses to
average net assets                0.90%
Total return                      3.08%
AIM VARIABLE INSURANCE FUND, INC.
                           1999         1998         1997         1996         1995
CAPITAL APPRECIATION
     SUBACCOUNT
Accumulation unit value      $13.95<F6>
Number of accumulation
units outstanding,
end of period                610,329.61
Ratio of expenses to
average net assets                0.73%
Total return                     44.61%

TEMPLETON VARIABLE PRODUCTS SERIES FUND
                           1999         1998         1997
INTERNATIONAL SUBACCOUNT
Accumulation unit value          $14.27       $11.73   $10.89<F5>
Number of accumulation
units outstanding,
end of period                516,736.13   466,879.96   266,656.62
Ratio of expenses to
average net assets                1.13%        1.11%        1.13%
Total return                     23.23%        9.08%        9.46%

<F1>  Commencement of operations was May 3, 1999, with a beginning accumulation unit value of $10.00. Assets of Carillon Capital subaccount were transferred to the Carillon Balanced Index subaccount on October 29, 1999.

<F2>  Commencement of operations was May 1, 1996, with a beginning accumulation unit value of $10.00.

<F3>  Commencement of operations was May 3, 1999, with a beginning accumulation unit value of $10.00.

<F4>  Assets of Carillon Money Market Subaccount were transferred to the
Scudder Money Market Subaccount on November 12, 1993.

<F5>  Commencement of operations was May 1, 1997, with a beginning accumulation unit value of $10.00.

<F4>  Commencement of operations was May 3, 1999, with a beginning accumulation unit value of $10.00. Assets of American Century Capital Appreciation subaccount were transferred to the AIM Capital Appreciation subaccount on October 29, 1999.


               Consolidated Financial Statements



                    The Union Central Life
               Insurance Company and Subsidiaries



             Years ended December 31, 1999 and 1998
               with Report of Independent Auditors

   THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
             CONSOLIDATED FINANCIAL STATEMENTS


             Years ended December 31, 1999 and 1998




                             CONTENTS
                                                          Page



Report of Independent Auditors...............................1

Consolidated Balance Sheets..................................2

Consolidated Statements of Income............................3

Consolidated Statements of Equity............................4

Consolidated Statements of Cash Flows........................5

Notes to Consolidated Financial Statements ..................6

Ernst & Young LLP   1300 Chiquita Center    Phone: 513 621 6454
                    250 East Fifth Street
                    Cincinnati, Ohio 45202


                  Report of Independent Auditors



To the Board of Directors of
     The Union Central Life Insurance Company

We have audited the accompanying consolidated balance sheets of The Union Central Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the related consolidated statements of income, equity, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Union Central Life Insurance Company and subsidiaries at December 31, 1999, and 1998, and the consolidated results of their operations and their cash flows for the years then ended in conformity with accounting principles generally accepted in the United States.

                                      /s/ Ernst & Young LLP



February 4, 2000

   The Union Central Life Insurance Company and Subsidiaries
                Consolidated Balance Sheets
                      (in thousands)


                                                        December 31,
                                                     1999         1998
                                                     -----------------
ASSETS
Investments:
  Fixed maturities available-for-sale at fair
   value (amortized cost: 1999 - $2,526,023
   and 1998 - $2,637,815)                            $2,407,439   $2,674,832
  Equity securities available-for-sale at fair
   value (cost: 1999 - $82,269 and 1998 - $100,429)      70,539       82,269
  Cash and short-term investments                         1,892       57,376
  Other invested assets                                  42,666       49,810
  Mortgage loans                                        726,753      790,337
  Real estate                                            42,509       43,205
  Policy loans                                          150,703      201,958
                                                     ----------   ----------
          Total investments                           3,442,501    3,899,787


Accrued investment income                                42,963       46,857
Deferred policy acquisition costs                       432,401      382,971
Property, plant and equipment, at cost,
 less accumulated depreciation (1999 - $64,069
 and 1998 - $60,201)                                     33,154       25,272
Federal income tax recoverable                            5,720        6,415
Deferred federal income tax asset                         5,877          --
Other assets                                            154,151      101,735
Separate account assets                               1,919,566    1,530,755
                                                     ----------   ----------
          Total assets                               $6,036,333   $5,993,792
                                                     ==========   ==========

LIABILITIES AND EQUITY
Policy liabilities:
  Future policy benefits                             $3,210,466   $3,411,158
  Deposit funds                                         101,187      131,225
  Policy and contract claims                             31,163       34,499
  Policyholders' dividends                               12,275       37,192
                                                     ----------   ----------
         Total policy liabilities                     3,355,091    3,614,074
Deferred revenue                                        101,477      101,823
Other liabilities                                        88,812       84,792
Deferred federal income tax liability                       --        15,744
Surplus notes payable                                    49,767       49,758
Separate account liabilities                          1,916,954    1,524,810
                                                     ----------   ----------
      Total liabilities                               5,512,101    5,391,001

MINORITY INTEREST IN SUBSIDIARY'S EQUITY                    --        36,320

EQUITY
Policyholders' equity                                   593,349      571,895
Accumulated other comprehensive loss                    (69,117)      (5,424)
                                                     ----------   ----------
         Total equity                                   524,232      566,471
                                                     ----------   ----------
          Total liabilities and equity               $6,036,333   $5,993,792
                                                     ==========   ==========

The accompanying notes are an integral part of the financial statements.

         THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                    CONSOLIDATED STATEMENTS OF INCOME
                             (in thousands)

                                                        December 31,
                                                     1999         1998
                                                     -----------------
REVENUE
Insurance revenue:
  Traditional insurance premiums                     $149,343     $138,358
  Universal life policy charges                        61,907       82,729
  Annuities                                            43,540       43,778
Net investment income                                 277,382      307,839
Net realized losses on investments                    (20,256)     (12,535)
Other                                                  17,665        8,999
                                                     --------     --------
          Total revenue                               529,581      569,168

BENEFITS AND EXPENSES
Benefits                                              168,288      188,217
Increase in reserves for future policy benefits         7,307        1,791
Interest expense:
Universal life                                         55,643       57,364
Investment products                                    82,107       89,150
Underwriting, acquisition and insurance expense       146,052      158,887
Policyholders' dividends                               16,225       20,626
Impairment loss on subsidiary                           5,689          --
                                                     --------     --------
         Total benefits and expenses                  481,311      516,035

Income before federal income tax expense
   and minority interest in subsidiary loss            48,270       53,133
Federal income tax expense                             26,816       16,687
                                                     --------     --------
Income before minority interest in
   subsidiary loss                                     21,454       36,446
Minority interest in subsidiary loss                      --         3,045
                                                     --------     --------

     Net Income                                       $21,454      $39,491
                                                     ========     ========

The accompanying notes are an integral part of the financial statements.

          THE UNION CENTRAL LIFE INSURANCE COMPANY
              CONSOLIDATED STATEMENTS OF EQUITY
                       (in thousands)

                                   Accumulated
                                      Other
                                  Comprehensive   Policyholders'
                                  Income (Loss)      Equity        Total
                                  -------------   --------------   -----
Balance at January 1, 1998            $ 24,100      $532,404       $556,504

Net income                                            39,491         39,491
   Unrealized losses on securities,
   net of tax and reclassification
    adjustment                         (23,393)                     (23,393)
   Minimum pension liability
    adjustment                          (6,131)                      (6,131)
                                                                    -------

Comprehensive income                                                  9,967
                                      --------      --------       --------

Balance at December 31, 1998            (5,424)      571,895        566,471
                                      --------      --------       --------

Net income                                            21,454         21,454
   Unrealized losses on securities,
    net of tax and reclassification
    adjustment                         (62,358)                     (62,358)
   Minimum pension liability
    adjustment                          (1,335)                      (1,335)

Comprehensive loss                                                  (42,239)
                                      --------      --------       --------

Balance at December 31, 1999          $(69,117)     $593,349       $524,232
                                      ========      ========       ========



The accompanying notes are an integral part of the financial statements.





   THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CASH FLOWS
                      (in thousands)

                                                        December 31,
                                                     1999         1998
                                                     -----------------
OPERATING ACTIVITIES
Net income                                           $   21,454   $   39,491

Adjustments to net income not affecting cash:
  Impairment loss on subsidiary                           5,689          --
  Interest credited to universal life policies           82,107       57,364
  Interest credited to interest sensitive products       55,643       89,150
  Accrual of discounts on investments, net                  940          628
  Net realized losses on investments                     20,256       12,535
  Depreciation                                            4,750        5,081
  Amortization of deferred policy acquisition costs      21,910       34,559
  Amortization of deferred revenue                       (3,900)     (10,267)
  Deferred federal income tax expense (benefit)          11,916          (71)
Change in operating assets and liabilities:
  Accrued investment income                              (1,742)       1,989
  Policy cost deferred                                  (60,779)     (43,382)
  Revenue deferred                                        3,555        1,959
  Policy liabilities                                    (28,944)     (27,465)
  Other liabilities                                     (26,963)     (21,515)
  Other items, net                                       13,005       (3,312)
                                                     ----------   ----------

  Cash Provided by Operating Activities                 118,897      136,744
                                                     ----------   ----------
INVESTING ACTIVITIES
Costs of investments acquired                        (2,612,555)  (2,421,256)
Proceeds from sale, maturity or repayment
  of investments                                      2,413,784    2,399,096
Decrease in policy loans                                  3,409        1,523
Purchases of property and equipment, net                (11,598)      (5,780)
                                                     ----------   ----------
  Cash Used in Investing Activities                    (206,960)     (26,417)
                                                     ----------   ----------
FINANCING ACTIVITIES
Receipts from universal life and
  investment contracts                                  695,971      733,489
Withdrawals from universal life and
  investment contracts                                 (663,392)    (791,312)
                                                     ----------   ----------

  Cash Provided (Used) by Financing Activities           32,579      (57,823)
                                                     ----------   ----------
Increase (decrease) in cash and short term
 investments                                            (55,484)      52,504
                                                     ----------   ----------
Cash and short term investments
  at beginning of year                                   57,376        4,872
                                                     ----------   ----------
Cash and short term investments at end of year       $    1,892   $   57,376
                                                     ==========   ==========
Supplemental disclosure of cash flow information:
  Cash paid during the year for federal income taxes $   13,680   $   24,277

  Cash paid during the year for interest
     on surplus notes                                $    4,100   $    4,100


The accompanying notes are an integral part of the financial statements.

   The Union Central Life Insurance Company and Subsidiaries
          Notes to Consolidated Financial Statements

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING
POLICIES

Basis of Presentation and Organization

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (GAAP) and include the accounts of The Union Central Life Insurance Company (Union Central) and the following subsidiaries: Carillon Advisors, Inc., wholly-owned, a registered investment advisor; Carillon Investments, Inc., wholly-owned, a registered broker-dealer that offers investment products and related services through its registered representatives; Payday of America, LLC, wholly-owned, a payroll company; and Family Enterprise Institute, Inc., wholly-owned, a national membership organization for family business owners.
The consolidated company will be referred to as "the Company". At December 31, 1998, the consolidated company included the Manhattan Life Insurance Company (MLIC). In accordance with the impairment loss recognized on MLIC in 1999 (see discussion below), MLIC was not included in the consolidated company at December 31, 1999. All significant intercompany accounts and transactions have been eliminated in the accompanying consolidated financial statements. Union Central also has the following unconsolidated investment affiliates: Carillon Fund, Inc., a registered investment company consisting of five investment portfolios (Carillon S&P Midcap 400 Index Portfolio, Carillon Lehman Aggregate Bond Index Portfolio, Carillon Equity Fund, Carillon NASDAQ 100 Index Fund and Carillon Russel 2000 Index Fund) and Summit Investment Trust, consisting of two mutual funds (Summit Emerging Markets Bond Fund, an emerging markets corporate and government bond fund and Summit High Yield Fund, a high yield bond mutual fund). In 1999, the Company formally dissolved the Carillon Investment Trust, a registered investment company, and withdrew its entire investment in the Carillon Capital Fund, the sole mutual fund that was offered through the Carillon Investment Trust.

The Company provides a wide spectrum of financial products and related services for the benefit of individual, group and pension policyholders. Such products and services include insurance to provide for financial needs resulting from loss of life or income and management of funds accumulated for preretirement and retirement needs.

The Company is licensed to do business in all 50 states of the United States.

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

On May 27, 1999, the Company entered into a definitive agreement to sell all of the Company's guarantee capital shares in MLIC to Connecticut Reassurance Corporation (CRC), an insurance company
formed under Connecticut law, for $27,250,000.   On January 26,
2000, the New York Insurance Department approved the sale of MLIC to CRC, and on February 2, 2000, the sale was completed. Because the proceeds from the sale of MLIC to CRC were less than the net assets of MLIC, an impairment loss was recognized in 1999 ($5,689,000 loss before federal income tax expense of $5,621,000). The $5,689,000 pre-tax loss is presented in "Impairment loss on subsidiary" in the Statements of Income, and the federal income tax expense of $5,621,000 recognized on the impairment was included in "Federal income tax expense" in the Statements of Income. As the purchase price of $27,250,000 was received subsequent to December 31, 1999, it was recorded as a receivable in "Other assets" in the Balance Sheets at December
31, 1999.   Also, the impairment loss on MLIC included the
write-off of unamortized goodwill of $2,200,000 recorded by Union Central related to expenses Union Central incurred in becoming the sole shareholder in MLIC. As of December 31, 1999 and 1998, respectively, MLIC reported assets of $431,425,000 and $482,935,000, liabilities of $387,585,000 and $416,260,000, policyholders' equity of $14,884,000 and $36,320,000 (reported as "Minority interest in subsidiary equity" in the Balance Sheets at December 31, 1998) and shareholders' equity of $28,956,000 and $30,355,000. MLIC reported revenue of $54,732,000 and $66,031,000 and expenses of $64,176,000 and
$69,555,000 for the years ended December 31, 1999 and 1998, respectively. MLIC reported policyholders' share of net loss of $10,938,000 and $3,045,000 (reported as "Minority interest in subsidiary loss" in the Statements of Income for the year ended December 31, 1998) and shareholders' share of net income of $101,000 and $1,172,000 for the years ended December 31, 1999 and 1998, respectively.

During the third quarter of 1999, the Company entered into an agreement with Swiss Re to reinsure Swiss Re's entire group operations (formally Royal Maccabees and Royal Life). The block was reinsured on a 100% coinsurance basis with an effective date of January 1, 1999. As part of the agreement, the Company paid an allowance of $13,400,000 to Swiss Re, which was capitalized in "Deferred Policy Acquisition Costs" in the Balance Sheets.

During the third quarter of 1999, the Company formed Payday of America, LLC. The Company contributed $1,600,000 of paid in capital related to the formation of Payday of America.
During 1999, the Company recognized a realized gain of $5,040,000 recorded in "Net realized losses on investments" in the Statements of Income resulting from sales of mortgage loans to a third party. The realized gain was computed in accordance with Financial Accounting Standards No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" (FAS 125) and represented the present value of compensation related to the mortgage loan sales that Union Central will receive over the life of the mortgage loans sold. Also, at December 31, 1999, an interest-only strip asset of $4,354,000 was recorded in "Other assets" in the Balance Sheets. The asset represented the present value of compensation of $5,040,000 related to the mortgage loan sales, less amortization expense of $684,000, which was recorded in "Net investment income" in the Statements of Income.

Investments

Fixed maturity and equity securities classified as available-for-sale are carried at fair value with net unrealized gains and losses reported as a separate component of equity.

Other investments are reported on the following bases:
   - Mortgage loans on real estate are carried at their aggregate unpaid balance less unamortized discount and less an allowance for possible losses.

   - Real estate acquired through foreclosure is carried at the lower of cost or its net realizable value.

   -  Policy loans are reported at unpaid balances.

   -  Cash and short-term investments presented on the Balance
Sheets consist of cash-in-bank, cash-in-transit and commercial paper that has a maturity date of 90 days or less from the date acquired.

The Company's carrying value of investments in limited partnerships are adjusted to reflect the GAAP earnings of the investments underlying the limited partnership portfolios. During 1998, the Company declared two of its hedge fund limited partnerships permanently impaired and recorded a realized loss of $15,800,000.

The fair values of fixed maturity and equity securities represent quoted market values from published sources or calculated market values using the "yield method" if no quoted market values are obtainable.

Realized gains and losses on sales of investments are recognized on a first-in, first-out basis. Declines in the value of investments judged to be other-than-temporary are recognized on a specific identification basis.

Interest is not accrued on mortgage loans or bonds for which principal or interest payments are determined to be uncollectible.

The Company purchases call options to hedge insurance contracts whose credited interest is linked to returns in Standard & Poor's 500 Stock Index (Index) based on a formula which applies participation rates to the returns in the Index. Call options are contracts which give the option purchaser the right, but not the obligation, to buy securities at a specified price during a specified period. The Company holds call options which expire quarterly until December 29, 2000. The Company paid initial fees (the option premium) to enter the option contracts. The Index call options give the Company the right to receive cash at settlement if the closing Index value is above the strike price. These proceeds do not result in income to the Company because the hedged insurance contracts would be credited interest for an equivalent amount.

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to the call options. To minimize this risk, the Company only enters into private options contracts with counterparties having Standard & Poor's credit ratings of AA- or above or listed contracts guaranteed by the Chicago Board Options Exchange. The credit exposure is limited to the value of the call options at a particular point in time. The value of the call options was $5,382,000 at December 31, 1999.

The call options were carried at their fair value of $5,382,000 at December 31, 1999, and were reflected in "Other invested assets" in the Balance Sheets. The liabilities for the hedged insurance contracts were adjusted based on the returns in Standard & Poor's 500 Stock Index, and were reflected in "Deposit funds" in the Balance Sheets.

Deferred Policy Acquisition Costs

The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable agency expenses have been deferred. Deferred policy acquisition costs are amortized consistent with the methods described in "Policy Liabilities, Revenues, Benefits and Expenses". Amortization of deferred policy acquisition costs totalled $21,910,000 and $34,559,000 for the years ended December 31, 1999 and 1998, respectively, and were included in "Underwriting, acquisition and insurance expense" in the Statements of Income. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains on available-for-sale securities. Adjustments (increasing) or decreasing deferred policy acquisition costs related to unrealized gains or losses totalled $(37,373,000) and $11,474,000 at 1999 and 1998, respectively.

In 1999 and 1998, the Company revised its estimates of future gross profits, and as a result amortization of deferred policy acquisition costs included in "Underwriting, acquisition and insurance expense" in the Statements of Income decreased $12,022,000 and $2,991,000 for the years ended 1999 and 1998, respectively.

Property, Plant and Equipment

Property, plant and equipment is valued at historical cost less accumulated depreciation in the Balance Sheets. It consists primarily of Union Central's home office, capital leases for furniture and equipment, furniture and fixtures and electronic data processing equipment.

Depreciation is computed with the straight-line method over the estimated useful lives of the respective assets, not to exceed 10 years for office furniture and 5 years for electronic data processing equipment. Depreciation is computed for leasehold improvements with the straight-line method over the shorter of the remaining lease term or useful life of the improvements.

Capitalization of Software Costs

In 1999, the Company adopted Statement of Position 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use" (SOP 98-1). SOP 98-1 requires that certain software costs be capitalized and subsequently amortized over the software's estimated useful life. The asset of $5,669,000 established due to the capitalization of certain software costs was recorded in "Other assets" in the Balance Sheets.
Deposit Funds

The liability for deposit funds is generally established at the policyholders' accumulated cash values plus amounts provided for guaranteed interest.

Policy Claims

Policy claim reserves represent the estimated ultimate net cost of all reported and unreported claims incurred. In addition, a claim adjustment expense reserve is held to account for the expenses associated with administering these claims. The reserves for unpaid claims are estimated using individual case basis valuations and statistical analyses. The claim adjustment expense reserve is estimated using statistical analyses. These estimates are subject to the effects of trends in claim severity and frequency. Although some variability is inherent in such estimates, management believes that the reserves for claims and claim related expenses are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known and such adjustments are included in current operations.

Dividends to Policyholders

The Company's dividend liability is the amount estimated to have accrued to policyholders' as of each year end.

Separate Accounts

Separate account assets and liabilities reported in the accompanying financial statements (excluding seed money provided by the Company) represent funds that are separately administered for the individual annuity, group annuity and variable universal life lines of business, and for which the contract holders rather than the Company bear the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Separate account investments are carried at market value. Investment income and gains and losses from these accounts accrue directly to contract holders and are not included in the accompanying financial statements. Union Central derives certain fees for maintaining and managing the separate accounts, but bears no investment risk on these assets, except to the extent that it participates in a particular separate account.

Policy Liabilities, Revenues, Benefits and Expenses

Traditional Insurance Products

Traditional insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, term insurance policies and disability income policies. Premiums for traditional products are recognized as revenue when due.

The liability for future policy benefits for participating traditional life is computed using a net level premium method and the guaranteed mortality and dividend fund interest. The mortality and interest assumptions are equivalent to statutory assumptions. The liabilities for future policy benefits and expenses for nonparticipating traditional life policies and disability income policies are generally computed using a net level premium method and assumptions for investment yields, morbidity, and withdrawals based principally on company experience projected at the time of policy issue, with provision for possible adverse deviations. Interest assumptions for participating traditional life reserves for all policies ranged from 2.3% to 6.0% for the years ended 1999 and 1998.

The costs of acquiring new traditional business, principally commissions, certain policy issue and underwriting expenses (such as medical examination and inspection report fees) and certain agency expenses, all of which vary with and are primarily related to the production of new and renewal business, are deferred to the extent that such costs are deemed recoverable through future gross premiums. Such non-participating deferred acquisition costs are amortized over the anticipated premium paying period of the related policies, generally not to exceed the premium paying lifetime of the policies using assumptions consistent with those used to develop policy benefit reserves. For participating life insurance products, deferred policy acquisition costs are amortized in proportion to estimated gross margins of the related policies. Gross margins are determined for each issue year and are equal to premiums plus investment income less death claims, surrender benefits, administrative costs, policyholder dividends, and the increase in reserves for future policy benefits. The future investment yields are assumed to range from 7.1% to 8.9% and from 5.7% to 8.8% for the years ended 1999 and 1998, respectively. Changes in dividend payouts are assumed with changes in yields.

Universal Life and Other Interest Sensitive Products

Interest sensitive products include universal life, single premium whole life and annuity products. They are distinguished by the existence of a separately definable fund that is credited with interest and from which any policy charges are taken. Revenues for these products consist of policy charges for the cost of insurance, policy administration charges, and surrender charges that have been assessed against policyholder account balances during the period.

Benefit reserves for universal life and other interest sensitive products are computed in accordance with the retrospective deposit method and represent policy account balances before applicable surrender charges. Policy benefits that are charged to expense include benefit claims incurred in the period in excess of related policy account balances and interest credited to account balances. Interest crediting rates ranged from 4.5% to 8.2% and from 4.5% to 7.5% for the years ended 1999 and 1998, respectively.

The cost of acquiring universal life and other interest sensitive products, principally commissions, certain policy issue and underwriting expenses (such as medical examination and inspection report fees) and certain agency expenses, all of which vary with and are primarily related to the production of new and renewal business, are deferred to the extent that such costs are deemed recoverable through future estimated gross profits. Acquisition costs for universal life and other interest sensitive products are amortized over the life of the policies in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits (including the impact of investment gains and losses) to be realized from a group of products are revised.

Amounts assessed policyholders that represent revenue for services to be provided in future periods are reported as unearned revenue and recognized in income over the life of the policies, using the same assumptions and factors as are used to amortize deferred acquisition costs. These charges consist of policy fees and premium loads that are larger in the initial policy years than they are in the later policy years. Amortization of unearned revenue totalled $3,900,000 and $10,267,000 for the years ended December 31, 1999 and 1998, respectively, and was included in "Universal life policy charges" in the Statements of Income.

In 1999 and 1998, the Company revised its estimates of future gross profits, and as a result amortization of unearned revenue included in "Universal life policy charges" in the Statements of Income was increased by $1,000,000 and $545,000 for the years ended 1999 and 1998, respectively.

Group Products

Group products consist primarily of group life insurance, and group long and short term disability income products. Premiums for group insurance products are recognized as revenue when due.

The liabilities for future policy benefits and expenses for group life and disability income products are computed using statutory methods and assumptions, which approximate net level premium reserves using assumptions for investment yields, mortality, and withdrawals based principally on company experience projected at the time of policy issue, with provisions for possible adverse deviations. Interest assumptions are based on assumed investment yields that ranged from 8.3% to 8.4% for the years ended 1999 and 1998.

The costs of acquiring new group life and disability income business, principally commissions, certain policy issue and underwriting expenses (such as medical examination and inspection report fees) and certain agency expenses, all of which vary with and are primarily related to the production of new and renewal business, are deferred to the extent that such costs are deemed recoverable through future gross premiums. Such deferred acquisition costs are amortized over the anticipated premium paying period of the related policies, generally not to exceed ten years.

Pension Products

Pension products include deferred annuities and payout annuities. Revenues for the deferred annuity products consist of investment income on policy funds, mortality and expense charges, contract administration fees, and surrender charges that have been assessed against policyholder account balances. Expenses for deferred annuity products include the interest credited on policy funds and expenses incurred in the administration and maintenance of the contracts. For payout annuities, premiums are recognized as revenue when due while expenses exclude the interest credited on policy funds.

Benefit reserves for the deferred annuity contracts represent the policy account balances before applicable surrender charges. Interest assumptions on payout annuities are based on assumed investment yields that ranged from 2.0% to 8.0% for the years ended 1999 and 1998, respectively.

Commissions and other related costs of acquiring annuity contracts that vary with and are primarily related to the production of new and renewal business are deferred to the extent that such costs are deemed recoverable through future estimated gross profits. Acquisition costs are amortized over the life of the contracts in direct proportion to the present value of expected gross profits from surrender charges and investment and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits (including the impact of investment gains or losses) to be realized on a group of contracts are revised.

Reinsurance

Reinsurance premiums and claims are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums and benefits are reported net of reinsured amounts.

Allocation of Manhattan Life's Income and Equity

MLIC's charter provides for the allocation of its profits between its shareholders and its policyholders on a one-eighth/seven eighths basis. The profits allocated are equal to income after taxes and interest on the Guaranteed Capital Reserve, but before policyholders' dividends. At December 31, 1998, MLIC's policyholders' share of MLIC's net loss was recorded as "Minority Interest in Subsidiary Loss" in the Income Statements and MLIC's policyholders' share of MLIC'S equity was recorded as "Minority Interest in Subsidiary's Equity" in the Balance Sheets. Due to the impairment loss recognized on MLIC by Union Central in 1999 (discussed previously), MLIC's policyholders' share of MLIC's net loss and MLIC's equity was not recorded in 1999.

Federal Income Taxes

The Company accounts for income taxes using the liability method for financial accounting and reporting of income taxes. Under this method, deferred income taxes are recognized for the tax consequences of "temporary differences" by applying the applicable tax rate to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities.

Reclassifications

Previously reported amounts for 1998 have in some instances been reclassified to conform to the 1999 presentation.

NOTE 2 - INVESTMENTS

Available-for-sale securities are summarized as follows:

                                     Cost or    Gross      Gross
                                    Amortized Unrealized Unrealized  Fair
                                       Cost     Gains     (Losses)   Value
                                    --------- ---------- ----------  -----
                                             (in thousands)
December 31, 1999:
U.S. treasury securities and
   obligations of U.S. government
   corporations and agencies        $  109,655  $  291   $ (1,013)   $  108,933




Corporate securities and other       1,483,286   4,231    (69,868)    1,417,649

Mortgage-backed securities,
  collateralized mortgage
  obligations and other
  structured securities                933,082   2,195    (54,420)      880,857

Debt securities issued by foreign
   governments                            --      --          --           --
                                    ----------  ------    --------   ----------
    Subtotal                          2,526,023   6,717   (125,301)   2,407,439
Equity securities                       82,269     592     (12,322)      70,539
                                    ----------  ------    --------   ----------

     Total                          $2,608,292  $7,309    $(137,623) $2,477,978
                                    ==========  ======    =========  ==========

                                     Cost or    Gross      Gross
                                    Amortized Unrealized Unrealized  Fair
                                       Cost     Gains     (Losses)   Value
                                     ---------- --------  --------   ----------
                                                  (in thousands)
December 31, 1998:
U.S. treasury securities and
 obligations of U.S. government
 corporations and agencies           $   19,737  $ 1,897  $   --     $   21,634
Corporate securities and other        1,542,363   51,352   (21,912)   1,571,803
Mortgage-backed securities,
 collateralized mortgage
 obligations and other
 structured securities                1,068,084   19,811   (14,566)   1,073,329
Debt securities issued by foreign
 governments                              7,631      436        (1)       8,066
                                     ----------  -------  --------   ----------
     Subtotal                         2,637,815   73,496   (36,479)   2,674,832

Equity securities                       100,429    2,063   (20,223)      82,269
                                     ----------  -------  --------   ----------

    Total                           $2,738,244   $75,559  $(56,702)  $2,757,101
                                     ==========  =======  ========   ==========

Fixed maturity available-for-sale securities, at December 31, 1999, are summarized by stated maturity as follows:

                                               Amortized          Fair
                                                  Cost           Value
                                                --------         -----
                                                     (in thousands)
Due in one year or less                          $      750       $      752
Due after one year through five years               332,041          322,757
Due after five years through ten years              728,615          691,519
Due after ten years                                 169,243          160,054
                                                 ----------       ----------

       Subtotal                                   1,230,649        1,175,082


Mortgage-backed securities                          962,854          909,794

Other securities with multiple repayment dates      332,520          322,563
                                                 ----------       ----------

      Total                                      $2,526,023       $2,407,439
                                                 ==========       ==========

Significant components of the unrealized gain (loss) on available-for-sale securities included in "Accumulated other comprehensive loss" in the accompanying Balance Sheets are as follows:

                                                       Year Ended December 31,
                                                       -----------------------
                                                         1999          1998
                                                         ----          ----
                                                          (in thousands)
Gross unrealized gain (loss) on available-
    for-sale securities                                $(130,314)     $18,857
Amortization of deferred policy acquisition costs         37,373      (11,474)
Minority interests                                            --       (2,853)
Deferred tax asset (liability)                            32,530       (2,583)
Net unrealized gain (loss) on available-
   for-sale securities                                  $ (60,411)    $ 1,947
                                                        =========     =======

See Note 9 for discussion of the methods and assumptions used by the Company in estimating the fair values of available-for-sale securities.

At December 31, 1999 and 1998, the Company held unrated or less-than-investment grade (investment grade is defined as "Baa3" and higher on Moody's ratings and "BBB" and higher on Standard and Poor's bond ratings) corporate bonds of $161,596,000 and $198,696,000. Those holdings amounted to 6.8% and 7.4%, respectively, of the Company's investments in fixed maturities and 2.7% and 3.3%, respectively, of the Company's total assets. The holdings of less-than-investment grade bonds are widely diversified and of satisfactory quality based on the Company's investment policies and credit standards.

At December 31, 1999 and 1998, the Company invested $65,578,000 and $62,588,000 in affiliated mutual funds. The Company's holdings in affiliated mutual funds were included in "Equity securities available-for-sale at fair value" in the Balance Sheets.

Proceeds, gross realized gains, and gross realized losses from the sales and maturities of available-for-sale securities follows:

                                  Year Ended December 31,
                                  -----------------------
                                  1999               1998
                                  ----               ----
                                       (in thousands)
     Proceeds                     $2,220,492        $2,220,765
     Gross realized gains             15,159            33,774
     Gross realized losses            42,898            26,564

A summary of the characteristics of the Company's mortgage portfolio (before deducting valuation reserves of $278,000 and $2,372,000 at December 31, 1999 and 1998, respectively) follows:

                                December 31, 1999      December 31, 1998
                               --------------------   --------------------
                               Principal Percent of   Principal  Percent of
                               Balance   Principal    Balance    Principal
                               -------   ---------    -------    ---------
                                            (000's Omitted)
Region

New England and Mid-Atlantic   $ 46,176      6.4%      $ 61,616       7.8%
South Atlantic                  119,900     16.5        130,361      16.4
North Central                   157,812     21.7        188,870      23.8
South Central                    76,796     10.6         90,802      11.5
Mountain                        135,472     18.6        128,136      16.2
Pacific                         190,875     26.2        192,924      24.3
                               --------    -----       --------     -----
     Total                     $727,031    100.0%      $792,709     100.0%
                               ========    =====       ========     =====
Property Type

Apartment and residential      $ 75,584     10.4%      $111,040      14.0%
Warehouses and industrial       141,597     19.5        143,910      18.2
Retail and shopping center      262,606     36.1        256,406      32.3
Office                          202,130     27.8        245,514      31.0
Other                            45,114      6.2         35,839       4.5
                               --------    -----       --------     -----
     Total                     $727,031    100.0%      $792,709     100.0%
                               ========    =====       ========     =====

Real estate consists of investment real estate under lease and foreclosed real estate. The investment real estate under lease is depreciated over 40 years. The cost of the property totalled $18,782,000 and $17,521,000 at December 31, 1999 and 1998,
respectively, and accumulated depreciation totalled $5,391,000 and $4,960,000 at December 31, 1999 and 1998, respectively. The book value of foreclosed real estate was $29,118,000 and $30,644,000 at December 31, 1999 and 1998, respectively.

NOTE 3 - REINSURANCE

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large or hazardous risks. Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. Reinsurance ceded is recorded in "Other assets" in the Balance Sheets. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers. No losses are anticipated, and, based on management's evaluation, there are no concentrations of credit risk at December 31, 1999 and 1998.
The Company retains the risk for varying amounts of individual or group insurance written up to a maximum of $1,000,000 on any one life or $4,000 per month disability risk and reinsures the balance.

Reinsurance transactions with other insurance companies for the years ended December 31, 1999 and 1998 are summarized as follows:

                                            December 31, 1999

                                Direct      Assumed    (Ceded)        Net
                                ------      -------     -----         ---
                                             (in thousands)

Life insurance in force       $39,612,937  $142,772  $(6,303,368)  $33,452,341
                              ===========  ========  ===========   ===========
Premiums and other
 considerations:
 Traditional insurance
 premiums and universal life  $   197,859  $ 50,345  $  (36,954)   $   211,250

 Annuity                           43,540      --          --           43,540
                              -----------  --------  -----------   -----------
       Total                     $241,399  $ 50,345  $  (36,954)   $   254,790
                              ===========  ========  ===========   ===========


                                     December 31, 1998
                                Direct      Assumed    (Ceded)        Net
                                ------      -------     -----         ---
                                             (in thousands)


Life insurance in force       $30,400,267  $502,058  $(5,627,695)  $25,274,630
                              ===========  ========  ===========   ===========
Premiums and other
considerations:
 Traditional insurance
 premiums and universal life  $   243,287  $ 10,056  $  (32,256)   $   221,087
 Annuity                           43,778      --          --           43,778
                              -----------  --------  -----------   -----------
     Total                    $   287,065  $ 10,056  $  (32,256)   $   264,865
                              ===========  ========  ===========   ===========

Benefits paid or provided were reduced by $1,844,000 and $2,454,000 at December 31, 1999 and 1998, respectively, for estimated recoveries under reinsurance treaties.

The Company nor any of its related parties control, either directly or indirectly, any reinsurers in which the Company conducts business. No policies issued by the Company have been reinsured with a foreign company which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company has not entered into any reinsurance agreements in which the reinsurer may unilaterally cancel any reinsurance for reasons other than nonpayment of premiums or other similar credits.

NOTE 4 - FEDERAL INCOME TAX

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax liabilities and assets are as follows:

                                                      December 31,
                                                     1999       1998
                                                     ----       ----
                                                     (in thousands)
Deferred tax liabilities:
  Deferred policy acquisition costs                  $139,923   $139,593
  Basis differences on bonds and mortgage loans         2,276         26

  Unrealized gains - FAS 115                              --       2,583
  Partnership income differences                        3,069      5,132
  Capitalization of software                            2,642        --
  Impairment loss on subsidiary                         5,621        --
  Other                                                 2,921      3,145
                                                     --------   --------

      Total deferred tax liabilities                  156,452    150,479
                                                     --------   --------
Deferred tax assets:
  Policyholders' dividends                              2,630     11,295
  Future policy benefits                               79,098     74,506
  Premium - based DAC adjustment                       27,437     28,175
  Investment valuation reserves                           521        826
  Retirement plan accruals                             13,893     15,229
  Investment income differences                         2,535      1,343
  Unrealized losses - FAS 115                          32,530        --
  Other                                                 3,685      3,361
                                                     --------   --------

   Total deferred tax assets                          162,329    134,735
                                                     --------   --------

   Net deferred tax (assets) liabilities             $(5,877)    $15,744
                                                     ========   ========

Significant components of the provision for income taxes attributable to continuing operations are as follows:

                                                  Year ended December 31,
                                                  ----------------------
                                                     1999       1998
                                                     ----       ----
                                                     (in thousands)
     Current                                          $14,900    $16,759
     Deferred                                          11,916        (72)
                                                     --------   --------
          Total                                      $ 26,816   $ 16,687
                                                     ========   ========

Federal income tax expense is calculated based on applying the statutory corporate tax rate to taxable income, and adjusting this amount for permanent differences between deductions allowed for financial statement purposes versus federal income tax purposes. Significant differences would include the surplus tax adjustment applicable to Union Central.

NOTE 5 - COMMITMENTS AND CONTINGENT LIABILITIES

Leases

The Company leases office space for various field agency offices with lease terms that vary in duration from 1 to 15 years. Some of these leases include escalation clauses which vary with levels of operating expense. Rental expense under these operating leases totalled $2,350,000 and $3,498,000 in 1999 and 1998, respectively. The Company also leases furniture and equipment under operating leases which expire in 2001. Rental expense under these leases included in "Underwriting, acquisition and insurance expense" in the Statements of Income totalled $88,000 and $116,000 in 1999 and 1998, respectively.
At December 31, 1999, the future minimum lease payments for all noncancelable operating leases are as follows:

                           Year      Amount
                           ----      ------
                                  (in thousands)
                           2000       $2,358
                           2001        2,136
                           2002        1,510
                           2003          848
                           2004          537
                     After 2004          506
                                      ------
                          Total       $7,895
                                      ======

The Company also has capital leases for office furniture. Lease expense under these leases was $369,000 and $434,000 in 1999 and 1998, respectively.

At December 31, 1999 the future minimum lease payments for all noncancelable capital leases are as follows:

                           Year      Amount
                           ----      ------
                                  (in thousands)
                           2000      $470
                           2001        39
                                     ----
                          Total      $509
                                     ====

Other Commitments

At December 31, 1999, the Company had outstanding agreements to fund mortgages totalling $20,425,000 in early 2000. In addition, the Company has committed to invest $3,907,000 in equity-type limited partnerships during the years 2000 to 2002. These transactions are in the normal course of business for the Company.

Litigation

In the normal course of business, the Company is party to various claims and litigation primarily arising from claims made under insurance policies and contracts. Those actions are considered by the Company in estimating the policy and contract liabilities. The Company's management believes that the resolution of those actions will not have a material adverse effect on the Company's financial position or results of operations.

Guaranty Fund Assessments

The economy and other factors have caused an increase in the number of insurance companies that are under regulatory supervision. This circumstance is expected to result in an increase in assessments by state guaranty funds, or voluntary payments by solvent insurance companies, to fund policyholder losses or liabilities of insurance companies that become insolvent. These assessments may, in certain instances, be offset against future premium taxes. For 1999 and 1998, the charge to operations related to these assessments was not significant. The estimated liability of $1,046,000 and $1,149,000 at December 31, 1999 and 1998, respectively, was based on data provided by the National Organization of Life and Health Insurance Guaranty Associations and was included in "Other liabilities" in the Balance Sheets.


NOTE 6 - STATUTORY SURPLUS AS REPORTED TO REGULATORY AUTHORITIES

Union Central files statutory-basis financial statements with regulatory authorities. Union Central's statutory-basis financial statements are prepared in conformity with accounting practices prescribed or permitted by the Department of Insurance
of Ohio, Union Central's state of domicile.   Surplus as
reflected in the statutory-basis financial statements was as follows:

                        Year ended December 31,
                        -----------------------
                          1999           1998
                        --------        -------
                             (in thousands)
Capital and surplus     $347,396        $343,896
                        ========        ========

In 1999, the National Association of Insurance Commissioners adopted codified statutory accounting practices (Codification). Codification must be adopted by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domiciled in those states. For Codification to be effective for Union Central, Ohio must adopt Codification as the prescribed basis of accounting on which Ohio insurers must report their statutory basis results. During 1999, Ohio formally adopted Codification with an effective date of January 1, 2001. Codification will likely change prescribed accounting practices and may result in changes to the accounting practices that Union Central uses to prepare its statutory basis financial statements. The effect of the adoption of Codification is not known at this time.

NOTE 7 - EMPLOYEE BENEFITS

The Company has pension plans covering substantially all of its employees (The Plans). Effective August 31, 1999, MLIC's defined benefit pension plan and excess benefit pension plan were merged with the pension plans of Union Central. MLIC's pension plans were fully funded at the effective date of the merger. The accumulated benefit obligation (ABO) of the MLIC pension plans at the effective date of the merger was $19,700,000.

Benefits are based on years of service and the employee's highest five consecutive years of compensation out of the last ten years. The Company's funding policy is determined according to regulations as specified by ERISA and subsequent amendments. In 1999, the Company's funding increased due to MLIC fully funding its pension plans in accordance with the merger of its pension plans with Union Central's. The contributions totalled $8,342,000 and $3,994,000 in 1999 and 1998, respectively. The
Company's net periodic pension expense was calculated in accordance with FAS 87 and was $5,121,000 and $3,869,000 for the years ended December 31, 1999 and 1998, respectively. Benefits paid in 1999 and 1998 were $3,688,000 and $3,811,000, respectively. Plan assets are primarily composed of mutual funds, unallocated insurance funds, and guaranteed interest contracts. At December 31, 1999 and 1998, $62,140,000 and $42,468,000, respectively, was invested in affiliated mutual funds.

A table setting forth the funded status and the pension liability included in the Company's Balance Sheets follows:

                                                            1999      1998
                                                            ----      ----
                                                            (in thousands)
Actuarial present value of benefits obligations:
  Accumulated benefit obligation, including vested
  benefits of $74,603 and $72,321 for 1999 and 1998,
  respectively                                              $85,512   $81,244
                                                            =======   =======
  Projected benefit obligation                              $97,705   $92,376
  Plan assets at fair value                                  66,559    63,066
                                                            -------   -------
  Projected benefit obligation higher than plan assets      $31,146   $29,310
                                                            =======   =======
Pension liability included in "Other liabilities"
  at end of year                                            $18,581   $18,178

Also, $1,335,000 and $6,131,000 (net of tax) was charged directly to policyholders' equity in 1999 and 1998, respectively, as a result of recognizing an additional minimum pension liability adjustment under Statement of Financial Accounting Standard (SFAS-87) "Employers' Accounting for Pensions", and was included in "Minimum pension liability adjustment" in the Statements of Equity.

The unfunded accumulated benefit obligation (ABO) will vary from year to year as changes in the market value of the plans' assets differs from changes in the ABO. The ABO varies from year to year as the rate used to discount future pension benefits related to the past service of plan participants changes. The discount rate at each valuation date reflects available rates on high quality fixed income investments. The investment strategy for the plans' assets is designed to achieve somewhat higher yields over the long term than would be achieved by investing entirely in high quality fixed income investments. Therefore, the market value of the plans' assets and the ABO do not change in the same amount from year to year. The Company believes that its current funding policy will be adequate to meet all future plan obligations over the long term.


                                                  1999    1998
                                                  ----    ----
Assumptions used to determine the
status of the plans were:
  Discount rate                                   7.50%   7.00%
  Rate of increase in future compensation levels  4.00%   4.00%
  Expected long-term rate of return on assets     8.50%   8.50%

The Company has contributory savings plans for employees meeting certain service requirements which qualify under Section 401(k) of the Internal Revenue Code. These plans allow eligible employees to contribute up to certain prescribed limits of their pre-tax compensation, with the Company matching 50% of the first 6% of participants' contributions. The Company's matching contributions to these Plans were $1,547,000 and $1,472,000 for 1999 and 1998, respectively. The value of the Plans' assets were $72,855,000 and $59,649,000 at December 31, 1999 and 1998, respectively. The assets are held in the Company's deposit fund or under the variable accounts of a group annuity policy sponsored by the Company. At December 31, 1999 and 1998, $18,884,000 and $18,660,000, respectively, was invested in affiliated mutual funds. During 1999, the contributory savings plan of MLIC was merged with the savings plan of the Company.

NOTE 8 - POSTRETIREMENT BENEFITS

The Company provides certain health care and life insurance benefits for its eligible retired employees. Substantially all of the Company's employees may become eligible for these benefits if they reach normal retirement age while working for the Company.

Effective August 31, 1999, MLIC's group life and major medical plans were merged with the Company's. MLIC's group life and major medical plans were fully funded at the effective date of the merger. The postretirement benefit obligation of MLIC's group life and major medical plans at the effective date of the merger was $3,100,000.

Information related to the postretirement benefits follows:

                                     1999        1998
                                     ----        ----
                                      (in thousands)
     Postretirement costs            $1,440      $1,143
     Cash benefits paid                 976       1,494
     Employer contributions           1,244       1,231
     Participant contributions          123         140

A summary of the accrued postretirement liability included in "Other liabilities" in the Consolidated Balance Sheet as determined by the Plan's actuaries follows:

                                     1999        1998
                                     ----        ----
                                      (in thousands)
Postretirement benefit obligation    $17,265     $20,443
Fair value of plan assets              6,149       5,866
                                     -------     -------
Unfunded status                       11,116      14,577
Unrecognized net gain                  5,494       1,949
Other                                    --         (346)
                                     -------     -------
Accrued postretirement liability     $16,610     $16,180
                                     =======     =======

The discount rate used in determining the accumulated postretirement benefit obligation was 7.50% and 7.00% at December 31, 1999 and 1998, respectively. The long-term rate on assets was 7.00% for 1999 and 1998.

A one percentage point increase in the health care cost trend rate in each year would not materially impact the postretirement benefit obligation, the interest cost and estimated eligibility cost components of the net periodic postretirement benefit cost as of and for the year ended December 31, 1999.

NOTE 9 - FAIR VALUES OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

   Cash and short-term investments: The carrying amounts reported in the Balance Sheets for these instruments approximate their fair values.

   Investment securities: Fair values for bonds are based on quoted market prices, where available. If quoted market prices are not available, fair values are estimated using values obtained from independent securities broker dealers or quoted market prices of comparable instruments. The fair values of common stock in Company sponsored mutual funds are based on quoted market prices and are recognized in "Equity securities available-for-sale at fair value" in the Balance Sheets. The fair values for limited partnerships are based on the quoted market prices of the investments underlying the limited partnership portfolios.

   Mortgage loans: The fair values for commercial mortgages in good standing are estimated using discounted cash flow analysis using interest rates currently being offered for similar loans to borrowers with similar credit ratings in comparison with actual interest rates and maturity dates. Fair values for mortgages with potential loan losses are based on discounted cash flow analysis of the underlying properties.

   Policy loans: Management is unable to ascertain the estimated life of the policy loan portfolio. Due to the excessive costs which would be incurred to determine this information, management considers the estimation of its fair value to be impracticable. The nature of a policy loan insures that the outstanding loan balance will be fully recoverable because the balance owed to the Company is always equal to or lower than the cash value of the insurance policy owed to the policyholder. Policy loans are stated at their aggregate unpaid balance in the Balance Sheets.

   Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

The carrying amounts and fair values of the Company's mortgage loans are as follows:

                     December 31, 1999      December 31, 1998
                     -----------------      -----------------
                     Carrying   Fair        Carrying    Fair
                     Amount     Value       Amount      Value
                                  (in thousands)
Mortgage loans      $727,031   $697,703     $792,709   $876,287
                    ========   ========     ========   ========



The carrying amounts and fair values of the Company's liabilities for investment-type insurance contracts are as follows:

                                 December 31, 1999       December 31, 1998
                                 -----------------       -----------------
                                 Carrying     Fair       Carrying   Fair
                                   Amount     Value      Amount     Value
                                                (in thousands)

Direct access                      $50,271   $50,271     $44,547    $44,547
 Traditional annuities              26,674    26,245      26,233     27,324
Supplementary contracts             13,592    13,693      14,436     11,014
GPA not involving life               1,810     1,915       2,284      2,516
Group dividends                         30        30          28         28
Traditional life dividends           5,571     5,571       5,611      5,611
Group life dividends                   176       176         171        171
Guaranteed interest contracts           --        --      17,277     17,293
Single premium deferred annuities       --        --      20,401     23,480
                                   -------   -------    --------   --------
Total                              $98,124   $97,901    $130,988   $131,984
                                   =======   =======    ========   ========


The Company's other insurance contracts are excluded from disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. Additional data with respect to the carrying value and fair value of the Company's investments is disclosed in Note 2.

NOTE 10 - LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT
EXPENSES

Activity in the liability for unpaid claims and claim adjustment expense is summarized as follows:

                                          December 31,
                                      -------------------
                                      1999           1998
                                      ----           ----
                                          (in thousands)
Balance as of January 1               $126,859*      $130,687
Incurred related to:
   Current year                         94,448        119,586
   Prior years                          (3,649)        (3,931)
                                      --------       --------
Total incurred                          90,799        115,655
                                      --------       --------
Paid related to :
   Current year                         53,114         78,748
   Prior years                          29,162         35,265
                                      --------       --------
Total paid                              82,276        114,013
                                      --------       --------

Balance as of December 31             $135,382       $132,329
                                      ========       ========

* Balance as of January 1, 1999 excludes MLIC (see Note 1 for discussion of sale of MLIC).

The balance in the liability for unpaid claims and claim adjustment expenses is included in "Future policy benefits" and "Policy and contract claims" in the Balance Sheets.

As a result of changes in estimates of insured events in prior years, the provision of claims and claim adjustment expenses decreased by $3,649,000 and $3,931,000 in 1999 and 1998, respectively, due to higher than expected rates of claim terminations. Included in the above balances are reinsurance recoverables of $1,952,000 and $2,454,000 at 1999 and 1998, respectively.

NOTE 11 - SURPLUS NOTES

On November 1, 1996, Union Central issued $50,000,000 of 8.20% Surplus Notes (Notes). The Notes mature on November 1, 2026 and may not be redeemed prior to maturity. The Notes are unsecured and subordinated to all present and future policy claims, prior claims and senior indebtedness. Subject to prior written approval of the Superintendent of the Ohio Insurance Department, these Notes pay interest semi-annually on May 1 and November 1. Interest expense of $4,100,000 was incurred in 1999 and 1998, and was recorded as a reduction of "Net investment income" in the Statements of Income. In connection with issuing the Notes, Union Central incurred and capitalized $765,000 of issuance cost. This cost is recorded in "Other assets" in the Balance Sheets. Issuance cost of $25,000 was amortized in 1999 and 1998, respectively, and recorded to "Underwriting, acquisition and insurance expense" in the Statements of Income. Additionally, the Notes have an original issue discount of $260,000, which is deducted from the balance of the Notes. Issuance costs and original issue discount will be amortized under the straight-line method over the term of the Notes. Amortization relating to original issue discount of $9,000 was recorded in 1999 and 1998, in "Underwriting, acquisition and insurance expense" in the Statements of Income.

NOTE 12 - IMPACT OF YEAR 2000 (UNAUDITED)

The Company has made a successful transition to the Year 2000.
The Company's computer systems and facilities are fully operational and the Company is prepared to continue to serve its customers in the twenty-first century.

The Company began preparations for the Year 2000 in 1996. From 1996 to 2000, significant resources in both time and money were allocated to the Year 2000 project. The Company efforts included Year 2000 system modifications, future date testing for virtually all of the Company's computer systems, Year 2000 readiness of the Company's building systems (i.e. heating, lighting, and security systems), and formal communications, with all significant vendors, suppliers and business partners to determine their Year 2000 status.

The goal was to continue to meet the Company's obligations to its customers and business partners without interruption as the Company transitioned to the Year 2000. The Company has achieved that goal and is not aware of any Year 2000 problems occurring in its computer systems or embedded systems.

The Company is continuing to monitor all systems closely as there is still the potential for Year 2000 related problems to occur. The Company is confident, however, that it will not encounter any problems that have a material effect on its ability to continue to provide service to its customers and business partners.

NOTE 13 -  COMPREHENSIVE INCOME

Statement of Financial Accounting Standards No. 130, "Reporting Comprehensive Income" (FAS 130) establishes the requirement for the reporting and display of comprehensive income and its components in the financial statements. Comprehensive income is defined by the FASB as all changes in an enterprise's equity during a period other than those resulting from investments by owners and distributions to owners. Comprehensive income includes net income and other comprehensive income, which includes all other non-owner related changes to equity and includes unrealized gains and losses on available-for-sale debt and equity securities and minimum pension liability adjustments. FAS 130 also requires separate presentation of the accumulated balance of other comprehensive income within the equity section of a statement of financial position. The Company has presented the required displays of total comprehensive income and its components, along with the separate presentation of the accumulated balance of other comprehensive income within the Consolidated Statements of Equity.

Following are the FAS 130 disclosures of the related tax effects allocated to each component of other comprehensive income and the accumulated other comprehensive income balances required by FAS 130.

The related federal income tax effects allocated to each component of other comprehensive income are as follows:

                                           Year Ended December 31, 1999
                                           ----------------------------
                                         Before-Tax      Tax    Net-of-Tax
                                           Amount      Benefit    Amount
                                         ----------    -------  ----------
                                                   (in thousands)
Unrealized losses on securities:

  Unrealized losses arising during 1999    $(96,070)   $33,624    $(62,446)

  Less:  reclassification adjustments
    for losses realized in net income           135        (47)         88
                                           --------    -------    --------
  Net unrealized losses                     (95,935)    33,577     (62,358)
                                           --------    -------    --------
Minimum pension liability adjustment         (2,054)       719      (1,335)
                                           --------    -------    --------
 Other comprehensive income                $(97,989)   $34,296    $(63,693)
                                           ========    =======    ========


                                           Year Ended December 31, 1998
                                           ----------------------------
                                         Before-Tax      Tax    Net-of-Tax
                                           Amount      Benefit    Amount
                                         ----------    -------  ----------
                                                   (in thousands)

Unrealized losses on securities:

  Unrealized losses arising during 1998    $(30,429)   $10,650    $(19,779)

  Less:  reclassification adjustments
    for gains realized in net income         (5,560)     1,946      (3,614)
                                           --------    -------    --------
  Net unrealized losses                     (35,989)    12,596     (23,393)
                                           --------    -------    --------
Minimum pension liability adjustment         (9,432)     3,301      (6,131)
                                           --------    -------    --------
Other comprehensive income                 $(45,421)   $15,897    $(29,524)
                                           ========    =======    ========

                           PART C


                      OTHER INFORMATION


                   CARILLON ACCOUNT

            PART C - OTHER INFORMATION


Item 24.   Financial Statements and Exhibits

   (a)   Financial Statements

      (1) The Financial Statements of the Registrant, Carillon Account, are included in Part B
      (2)   The Financial Statements of the Depositor,
            The Union Central Life Insurance Company, are included in Part B
      (3) The Schedule of Investments in securities of unaffiliated issuers is included in the Carillon Account Financials and Notes

   (b)   Exhibits
      (1) Resolution of the Board of Directors of The Union Central Life Insurance Company authorizing establishment of CA - previously filed (initial filing on July 11, 1984)
      (2) Proposed form of Custodianship Agreement - previously filed (initial filing on July 11, 1984)
      (3) Proposed form of Principal Underwriting Agreement - previously filed (initial filing on July 11, 1984)
      (4)   Specimen Contract - previously filed (initial filing
            on July 11, 1984)
      (5)   Specimen Application - previously filed (Post-
            Effective Amendment No. 14 - May 1, 1996)
      (6)   (a)   Certificate of Incorporation of The Union
                  Central Life Insurance Company - previously filed (initial filing on July 11, 1984)
            (b)   Code of Regulations of The Union Central Life
                  Insurance Company - previously filed (initial filing on July 11, 1984)
      (7)   Not Applicable
      (8)   None
      (9) Opinion of John F. Labmeier, Esq., The Union Central Life Insurance Company - previously filed (initial filing on July 11, 1984)
      (10)   Consent of Ernst & Young - filed herewith
      (11)   None
      (12)   Not applicable
      (13) Performance Calculations - previously filed (Post-Effective Amendment No. 5 - May 1, 1989)
      (14)   Not applicable

Item 25.   Directors and Officers of the Depositor

   Set forth below is a list of the directors and executive officers of The Union Central Life Insurance Company and the position held with the Company by each person.

Name and Principal           Positions and
Business Address             Offices with Depositor
---------------------------------------------------
James A. Anderson            Director
3333 Burnet Avenue
Cincinnati, Ohio 45219

Philip G. Barach             Director
9403 Kenwood Road
Suite D100
Cincinnati, Ohio 45242

William A. Friedlander       Director
36 East Fourth Street
Cincinnati, Ohio  45202

John H. Jacobs*              Director, President and
                             Chief Operating Officer

William G. Kagler            Director
18 Hampton Court
Cincinnati, Ohio  45208

Lawrence A. Leser            Director
312 Walnut Street
Cincinnati, Ohio  45202

Francis V. Mastrianna, Ph.D. Director
Slippery Rock University
of Pennsylvania
Slippery Rock, Pennsylvania
16057

Mary D. Nelson, FSA          Director
105 West Fourth Street
Cincinnati, Ohio 45202

Thomas E. Petry              Director
250 East Fifth Street
Suite 500
Cincinnati, Ohio  45202

Larry R. Pike*               Director, Chairman and
                             Chief Executive Officer

Myrtis H. Powell, Ph.D.      Director
Miami University
113 Warfield Hall
Oxford, Ohio 45056

Dudley S. Taft               Director
312 Walnut Street
Suite 3550
Cincinnati, Ohio  45202

John M. Tew, Jr., M.D.       Director
506 Oak Street
Cincinnati, Ohio  45219

Stephen R. Hatcher*          Executive Vice President
                             and Chief Financial Officer

Dale D. Johnson*             Senior Vice President

Gerald A. Lockwood*          Senior Vice President
                             and Corporate Actuary

David F. Westerbeck*         Senior Vice President, General
                             Counsel and Secretary


*  P.O. Box 40888
   Cincinnati, Ohio  45240

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

   Set forth below is a chart showing the entities controlled by The Union Central Life Insurance Company, the jurisdictions in which such entities are organized, and the percentage of voting securities owned by the person immediately controlling each such entity.

           THE UNION CENTRAL LIFE INSURANCE COMPANY, its Subsidiaries and Affiliates

I.   The Union Central Life Insurance Company (Ohio)

   A.   Carillon Investments, Inc. (Ohio) - 100% owned

   B.   Carillon Marketing Agency, Inc. (Delaware) - 100% owned

         a.   Carillon Marketing Agency of Alabama, Inc.
              (Alabama)  - 100% owned

         b.   Carillon Marketing Agency of Idaho, Inc. (Idaho)
               - 100% owned

         c.   Carillon Marketing Agency of Kentucky, Inc.
             (Kentucky)   - 100% owned

         d.   Carillon Marketing Agency of Maine, Inc. (Maine) -
              100% owned

         e.   Carillon Insurance Agency of Massachusetts, Inc.
             (Massachusetts) - 100% owned

         f.   Carillon Marketing Agency of New Mexico, Inc. (New
              Mexico) - 100% owned

         g.   Carillon Marketing Agency of Ohio, Inc. (Ohio) -
              100% owned

         h.   Carillon Marketing Agency of Pennsylvania, Inc.
             (Pennsylvania) - 100% owned

         i.   Carillon Marketing Agency of Texas, Inc. (Texas)
              - 100% owned

         j.   Carillon Marketing Agency of Wyoming, Inc.
              (Wyoming)- 100% owned

   C.   Summit Investment Partners, Inc. (Ohio) - 100% owned
        (formerly Carillon Advisers, Inc.)

   D. The Manhattan Life Insurance Company (New York) - 100% owned

   E. Family Enterprise Institute, Inc. (Delaware) - 100% owned

   F.   PRBA, Inc. (California) - 100% owned

      a.   Price, Raffel & Browne Administrators, Inc.
           (Delaware) - 100% owned

   G. B&B Benefits Administration, Inc. (California) - 100% owned

   H.   Summit Investment Partners, LLC (Ohio) - 100% owned

      a.   First Summit Capital Management (Ohio) - 51% owned

   I.   Payday of America, LLC (Ohio)- 100% owned

II.   Mutual Funds of the Summit Group

   A.   Summit Mutual Funds, Inc.* (Maryland)

*   At January 31, 2000, The Union Central Life Insurance
Company owned 100% of the outstanding shares of Summit Mutual
Funds, Inc.

III. Summit Investment Trust (Massachusetts) - a mutual fund whose investment adviser is First Summit Capital Management


Item 27.   Number of Contractowners

   As of March 31, 2000, the total number of contractowners of qualified and non-qualified contracts offered by the Registrant was 15,740.

Item 28.   Indemnification

   Article 1701.13(E)(1) of the Ohio Revised Code provides in relevant part that a corporation may indemnify any person who is a party to a lawsuit or any other legal action other than one brought on behalf of the corporation, by reason of the fact that he is or was a director, officer, employee or agent of the corporation, or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation, against expenses and amounts paid in connection with a lawsuit or action if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action had no reasonable cause to believe his conduct was unlawful.

   Article VII of the Code of Regulations of The Union Central Life Insurance Company states that, "The Corporation shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was a director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other person whom it may indemnify pursuant thereto."

Item 29.   Principal Underwriters

   (a) The principal underwriter of contracts for the Registrant is Carillon Investments, Inc. Carillon Investments,
Inc. also acts as a principal underwriter for Summit Mutual
Funds, Inc. Apex Series and Carillon Life Account.

   (b) Set forth below is a list of each officer and director of Carillon Investments, Inc. and the position held with the company by each person.


Name and Principal         Positions and
Business Address*          Offices with Underwriter
---------------------------------------------------
Harry Rossi                Director

John H. Jacobs             Director

Steven R. Sutermeister     Director

Lothar A. Vasholz          Director

Elizabeth G. Monsell       Director and President

Kevin W. O'Toole           Vice President

Connie S. Grosser          Vice President, Operations and
                           Treasurer

Bernard A. Breton          Vice President and Compliance Officer

John F. Labmeier           Vice President and Secretary

John M. Lucas              Assistant Secretary

   (c) Other than distribution fees in the amount of $3,015,422.53, Carillon Investments, Inc. received no commissions or other compensation from the Registrant during 1999.


* The principal business address of each person is 1876 Waycross Road, Cincinnati, Ohio 45240


Item 30.   Location of Accounts and Records

   All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained by the Depositor at its principal office, 1876 Waycross Road, Cincinnati, Ohio 45240.


Item 31.   Management Services

   None.


Item 32.   Undertakings and Representations

   The Registrant is relying on a no-action letter issued to the American Council of Life Insurance published November 28, 1988. The no-action letter provides certain assurances relying on compliance with Internal Revenue Code Section 403(b)(11) and certain provisions of the Investment Company Act of 1940. The Registrant represents it will comply with paragraph 1 - 4 of the no-action letter.

   The Union Central Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Union Central Life Insurance Company.

                        SIGNATURES

          As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Carillon Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Post-effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, all in Cincinnati, State of Ohio on the 27th day of April, 2000.

                                          CARILLON ACCOUNT
                         (Registrant)


                       THE UNION CENTRAL LIFE INSURANCE COMPANY
(SEAL)                              (Depositor)


Attest:/s/ John F. Labmeier     By:   /s/ Larry R. Pike
                                     Larry R. Pike
                                      Chairman and
                                  Chief Executive Officer
                        The Union Central Life Insurance Company


   As required by the Securities Act of 1933, this Registration
Statement has been signed below by the following Directors and Officers of The Union Central Life Insurance Company in the capacities and on the dates indicated.

Signature                         Title                            Date

/s/ Larry R. Pike                 Chairman and                     4/24/00
Larry R. Pike                     Chief Executive Officer
                                  (Principal Executive Officer)


/s/ Steven R. Hatcher             Executive Vice President and     4/20/00
   Stephen R. Hatcher             Chief Financial Officer
                                  (Principal Financial and
                                  Accounting Officer)

Signature                                 Title                   Date
---------                                 -----                   ----
*/s/ Philip G. Barach                     Director                 4/27/00
   Philip G. Barach


*/s/ William A. Friedlander               Director                 4/27/00
   William A. Friedlander


*/s/ William G. Kagler                    Director                 4/27/00
   William G. Kagler


*/s/ Lawrence A. Leser                    Director                 4/27/00
   Lawrence A. Leser


*/s/ Francis V. Mastrianna, Ph.D.         Director                 4/27/00
   Francis V. Mastrianna, Ph.D.


*/s/ Mary D. Nelson, FSA                  Director                 4/27/00
   Mary D. Nelson, FSA


*/s/ Thomas E. Petry                      Director                 4/27/00
   Thomas E. Petry


*/s/ Myrtis H. Powell, Ph.D.              Director                 4/27/00
   Myrtis H. Powell, Ph.D.


*/s/ Dudley S. Taft                       Director                 4/27/00
   Dudley S. Taft


*/s/ John M. Tew, Jr., M.D.               Director                 4/27/00
   John M. Tew, Jr., M.D.


*/   By David F. Westerbeck, pursuant to Power of Attorney
previously filed.

                       TABLE OF EXHIBITS





     (10)     Consent of Ernst & Young